  As filed with the Securities and Exchange Commission on September 30, 2005.

                                                 File Nos. 333-72572; 811-04885

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6


    Registration Statement Under The Securities Act of 1933                   [X]
                       Pre-Effective Amendment No.                            [_]

                       Post-Effective Amendment No. 13                        [X]

                            and/or

Registration Statement Under The Investment Company Act of 1940               [X]

                       Amendment No. 61                                       [X]
               (check appropriate box or boxes)


                     GE Life & Annuity Separate Account II
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

               6610 West Broad Street, Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, including Area Code)

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                    SUPPLEMENT DATED SEPTEMBER 30, 2005 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

                FLEXIBLE PREMIUM SINGLE LIFE AND JOINT SURVIVOR
                       VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Company

The second paragraph of "The Company" provision is deleted and replaced with the following:

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. General Electric Company owns approximately 27% of
Class A common stock shares of Genworth Financial, Inc. as of September 27, 2005. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset management Incorporated are affiliated companies.

                                    Part A

Part A of Post-Effective Amendment No. 12 to this Registration Statement which went effective April 29, 2005 (SEC File No. 333-72572) including the form of the prospectus and any supplements thereto are herein incorporated by reference.

                    Statement of Additional Information For
                  Flexible Premium Single Life and Joint and
                Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                                Form P1258 7/01
                      Joint and Last Survivor Life Policy
                                Form P1259 7/01

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account II
                            6610 West Broad Street
                           Richmond, Virginia 23230

                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005 (as amended September 30, 2005) for the Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account II.


For a free copy of the prospectus:

Call:     1-800-352-9910

Or write: GE Life and Annuity Assurance Company
          Variable Life Service Center
          3100 Albert Lankford Drive
          Lynchburg, Virginia 24501

Or visit: www.gefinancialservice.com

Or:       contact your financial representative


The date of this Statement of Additional Information is April 29, 2005 (as amended September 30, 2005).

Table of Contents


The Company.....................................................  B-3

The Separate Account............................................  B-4

Additional Information About the Guarantee Account..............  B-4

Additional Information About the Cost of Insurance Charge.......  B-4

Reduction of Charges for Group Sales............................  B-5

Continuation Amount and Continuation Period.....................  B-6

Grace Period....................................................  B-6

Reinstatement...................................................  B-7

Determining the Death Benefit...................................  B-9

Unit Values..................................................... B-12

Net Investment Factor........................................... B-13

Tax Status of the Policy........................................ B-13

Maturity Value.................................................. B-14

Special Rule for Certain Cash Distributions in the First 15
Policy Years.................................................... B-14

Loans........................................................... B-14

Loss of Interest Deduction Where Policies are Held by or for
the Benefit of Corporations, Trusts, Etc........................ B-14

Optional Payment Plans.......................................... B-15

Incontestability................................................ B-16

Suicide Exclusion............................................... B-16

Additional Information About the Accelerated Benefit Rider...... B-17

Other Policies.................................................. B-19

Regulation of GE Life and Annuity Assurance Company............. B-19

Legal Matters................................................... B-19

Experts......................................................... B-19

Actuarial Matters............................................... B-19

Performance Information......................................... B-20

Financial Statements............................................ B-21

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.


                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.


                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.


                      GE, as a beneficial owner of Genworth, has stated that , subject to market conditions, it expects to reduce its ownership in Genworth in an orderly manner over the next two years as Genworth transitions to full independence. On March 31, 2005 and September 27, 2005, GE completed respective secondary offerings of Genworth's common stock. As of September 27, 2005, approximately 27% of Genworth's common stock was owned by GE and approximately 73% of Genworth's common stock was beneficially owned by public shareholders.


                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, Medicare supplement insurance and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.

                      Our financial information, including the information contained in this Statement of Additional Information and the report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

ADDITIONAL
INFORMATION
ABOUT THE COST
OF INSURANCE
CHARGE
                      To determine your cost of insurance for a particular Policy month, we multiply your net amount at risk by the applicable cost of insurance rate. We determine your net amount at risk by the following formula:

                               Death Benefit Proceeds           -  Account Value
                      ------------------------------------------
                                     1.0032737

                      If Death Benefit Option A or Death Benefit Option B is in effect, and the Specified Amount is increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases. If Death Benefit Option C is in effect, and the Specified Amount has increased, we first consider Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount plus premium payments, we will allocate that Account Value to the increases in Specified Amount.

REDUCTION OF
CHARGES FOR
GROUP SALES
                      We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

                        (1) The size of the group.  Generally, the sales
                            expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

                        (2) The total amount of premium payments to be received
                            from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

                        (3) The purpose for which the Policies are
                            purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

                        (4) The nature of the group for which the Policies are
                            purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

                        (5) Other circumstances.  There may be other
                            circumstances of which we are not presently aware, which could result in reduced sales expenses.

                      If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the Separate Account.

                      Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

CONTINUATION
AMOUNT AND
CONTINUATION
PERIOD
                      On any Monthly Anniversary Date during the Continuation Period, if the Surrender Value of the Policy is not sufficient to cover the monthly deduction, the Policy will remain in effect if the Net Total Premium is at least equal to the Continuation Amount.

                      At the end of the Continuation Period, you may have to pay an additional premium to keep the Policy in effect.

                      An increase in Specified Amount will increase the Continuation Amount. A decrease in Specified Amount will reduce the Continuation Amount. Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amount. We will send you a supplemental Policy data page reflecting any adjusted amounts. The Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

GRACE PERIOD
                      On any Monthly Anniversary Date during the Continuation Period, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate, if:

                        (1) the Surrender Value is not sufficient to cover the
                            monthly deduction; and

                        (2) the Net Total Premium is less than the Continuation
                            Amount.

                      The amount of the sufficient premium will equal the lesser of (1) and (2), where:

                        (1) equals the monthly deduction due minus the
                            Surrender Value, and that result divided by the Net Premium Factor; and

                        (2) equals the Continuation Amount minus the Net Total
                            Premium.

                      All amounts in (1) and (2) above are as of the Monthly Anniversary Date at the beginning of the grace period.

                      On any Monthly Anniversary Date after the Continuation Period, if the Surrender Value is not sufficient to cover the monthly deduction, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate. In this case, the amount of the sufficient premium will equal the monthly deduction due minus the Surrender Value, and that result is then divided by the Net Premium Factor. As used in this paragraph, the monthly deduction due and the Surrender Value are both as of the Monthly Anniversary Date at the beginning of the grace period.

                      In either case, we will mail you written notice of the sufficient premium. This notice will be sent to your last known address. You have a 61 day grace period from the date we mail the notice to pay the sufficient premium.

                      Coverage continues during the 61 day grace period. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. If the death of the Insured for a single life Policy or last surviving Insured for a joint and last survivor Policy occurs during the grace period, Death Benefit proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect.

REINSTATEMENT
                      You may reinstate this Policy within three years of the end of the grace period if:

                        (1) you submit an application for reinstatement;

                        (2) you provide required evidence of insurability
                            satisfactory to us to determine the guaranteed maximum cost of insurance rate;

                        (3) the Policy has not been surrendered for cash; and

                        (4) you pay the premium as described below.

                      The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge and the Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

                      On the date of reinstatement, the Account Value will be allocated to the Investment Option specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that Net Premiums are allocated.

                      If the Policy terminates and is reinstated before the end of the Continuation Period, you will have to pay a premium equal to (1) minus (2) minus (3) plus (4), where:

                        (1) is the Continuation Amount as of the date of
                            reinstatement;

                        (2) is the sum of the monthly deductions that would
                            have been made during the period between termination and reinstatement, divided by the Net Premium Factor;

                        (3) is the Net Total Premium on the date of
                            termination; and

                        (4) is an amount sufficient to keep the Policy in
                            effect for two Policy months after the date of reinstatement.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the Account Value on the first day of the grace
                            period;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

                      If the Policy terminates before the end of the Continuation Period, and is reinstated after the end of the Continuation Period, you will have to pay a premium which, after multiplying it by the Net Premium Factor, equals (1) plus (2) minus (3), where:

                        (1) is the surrender charge on the date of termination;

                        (2) is an amount equal to the monthly deduction for two
                            months after the date of reinstatement; and

                        (3) is the Account Value on the date of termination.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) plus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is an amount equal to the monthly deduction for the
                            two months after the date of reinstatement, minus the monthly deduction for the month following the date of reinstatement; and

                        (3) is any premium paid in excess of the required
                            reinstatement premium, multiplied by the Net
                            Premium Factor.

                      If the Policy terminates after the end of the Continuation Period and is reinstated, you will have to pay the amount of premium necessary to keep the Policy in effect for at least two months.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

DETERMINING THE
DEATH BENEFIT
                      In the application for original coverage, you must elect a method of compliance for the Policy to be treated as life insurance under the Code. The election you make will be shown on the Policy data pages. Once elected, the method cannot be changed at any time.

                      There are two possible methods of compliance:

                        (a) the Cash Value Accumulation Test, as defined in
                            Section 7702(b); or

                        (b) the Guideline Premium Test, as defined in Section
                            7702(c).

                      Cash Value Accumulation Test:

                      If you elect the Cash Value Accumulation Test, you must also choose one of three Death Benefit options.

                      Under Death Benefit Option A for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:

                        (1) is the Specified Amount plus the Account Value; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.

                      Under Death Benefit Option B for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:

                        (1) is the Specified Amount; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.

                      Under Death Benefit Option C for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:

                        (1) is (a) plus (b) minus (c) minus (d), where:

                            (a) is the Specified Amount;

                            (b) is the sum of all premiums paid before Attained
                                Age 75;

                            (c) is the charges for additional benefits, other
                                than qualified additional benefits as specified in Section 7702(f)(5)(A); and

                            (d) is the sum of all partial surrenders taken; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.

                      Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.

                      The Table of Net Single Premiums and Factors is shown on the Policy data pages. These values are based on the Insured's gender, risk class, riders selected, and his or her Attained Age on the date of death.

                      Guideline Premium Test

                      If you elected the Guideline Premium Test, you must also choose one of three Death Benefit options.

                      Under Death Benefit Option A for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:

                        (1) is the Specified Amount plus the Account Value; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).

                      Under Death Benefit Option B for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:

                        (1) is the Specified Amount; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).

                      Under Death Benefit Option C for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:

                        (1) is (a) plus (b) minus (c) minus (d), where:

                            (a) is the Specified Amount;

                            (b) is the sum of all premiums paid before Attained
                                Age 75;

                            (c) is the charges for additional benefits, other
                                than qualified additional benefits as specified in Section 7702(f)(5)(A); and

                            (d) is the sum of all partial surrenders taken; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).

                      Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.

                      The corridor percentage depends on the Attained Age of the Insured on the date of death.

                  Attained     Corridor   Attained    Corridor
                    Age       Percentage    Age      Percentage
                -----------------------------------------------
                40 or younger    250%        61         128%
                     41          243%        62         126%
                     42          236%        63         124%
                     43          229%        64         122%
                     44          222%        65         120%
                     45          215%        66         119%
                     46          209%        67         118%
                     47          203%        68         117%
                     48          197%        69         116%
                     49          191%        70         115%
                     50          185%        71         113%
                     51          178%        72         111%
                     52          171%        73         109%
                     53          164%        74         107%
                     54          157%       75-90       105%
                     55          150%        91         104%
                     56          146%        92         103%
                     57          142%        93         102%
                     58          138%    94 or older    101%
                     59          134%
                     60          130%
                -----------------------------------------------

                      The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES
                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions to owners as additional units, but instead reflect them in Unit Values.

                      We arbitrarily set the Unit Value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the unit value for the immediately preceding Valuation Period.

NET INVESTMENT
FACTOR
                      The net investment factor for a Valuation Period is (1) divided by (2), where:

                        (1) is the result of:

                            (a) the value of the assets at the end of the
                                preceding Valuation Period; plus

                            (b) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (c) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (d) any amount charged against the Separate Account
                                for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

                        (2) is the value of the assets in the Subaccount at the
                            end of the preceding Valuation Period.

TAX STATUS OF
THE POLICY
                      For Policies designed to comply with the tax law's Guideline Premium Test, favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. Due to the coverage of more than one Insured under the joint and survivor Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, it is possible that a joint and last survivor policy may exceed the applicable limits, particularly if you pay the full amount of premiums permitted under the Policy. We may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

                      For Policies designed to comply with the tax law's Cash Value Accumulation Test, the Policy's terms define a minimum Death Benefit that is different than that imposed by the Guideline Premium Test. There is also uncertainty regarding the application of this test to the joint and last survivor Policy, and it is possible that a joint and last survivor Policy could fail to satisfy the Cash Value Accumulation Test. As necessary to ensure compliance, we may need to amend this Policy, e.g., to generally provide higher Death Benefit factors.

MATURITY VALUE
                      In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates.

SPECIAL RULE FOR
CERTAIN CASH
DISTRIBUTIONS IN
THE FIRST 15 POLICY
YEARS
                      During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."

LOANS
                      If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured for a joint and last survivor Policy) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

                      Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy loan.

LOSS OF INTEREST
DEDUCTION
WHERE POLICIES
ARE HELD BY OR
FOR THE BENEFIT
OF CORPORATIONS,
TRUSTS, ETC.

                      If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary(ies) of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

                         . a 20% owner of the entity; or

                         . an officer, director, or employee of the trade or
                           business, at the time first covered by the Policy.

                      This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an owner who is a 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be a beneficiary(ies) under a Policy, should consult a tax adviser.

OPTIONAL
PAYMENT PLANS
                      The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see the "Requesting Payments" provision of the prospectus):

                      Plan 1 -- Income For a Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early.

                      Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

                      Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

                      Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

                      Plan 5 -- Joint Life and Last Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least

                      35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor's estate unless otherwise provided.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

                      If Death Benefit proceeds under the Policy are paid under one of the Optional Payment Plans, the beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit proceeds are held by us under Optional Payment Plan 4 (interest income), the beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY
                      The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under a single life Policy or the lifetimes of both Insureds under a joint and last survivor Policy. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE
EXCLUSION
                      If the Insured under a single life Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable to the beneficiary(ies) attributable to the increase will equal the monthly deductions for the increase.

                      If the surviving Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The Death Benefit proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      Please see your Policy for more details.

ADDITIONAL
INFORMATION
ABOUT THE
ACCELERATED
BENEFIT RIDER
                      You may elect an Accelerated Benefit if the Insured is terminally ill. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Joint and last survivor Policies will be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured.

                      For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:

                         . which has been diagnosed by a licensed physician;

                         . the diagnosis of which is supported by clinical,
                           radiological, laboratory or other evidence that is satisfactory to us; and

                         . which a licensed physician certifies is expected to
                           result in death within 12 months from the date of the certification.

                      Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see the Policy rider for more information.

                      The Accelerated Benefit will equal (1) minus (2) minus
                      (3) minus (4), where:

                        (1) is the eligible proceeds;

                        (2) is the discount for early payment of Death Benefit
                            proceeds. The discount will be based on the annual interest rate charged for Policy Loans;

                        (3) is the product of;

                            (a) the ratio of eligible proceeds to total
                                proceeds; and

                            (b) any Policy Debt; and

                        (4) is an administrative charge not to exceed $250.

                      Eligible proceeds are the lesser of (1) and (2), where:

                        (1) is 75% of the total proceeds; and

                        (2) is $250,000 for all the Insured's policies in force
                            with us.

                      Total proceeds include the Death Benefit had the Insured's death occurred on the date of the approval of the Accelerated Benefit claim and any term insurance on the Insured; or in the case of joint and last survivor term insurance on the Insured; or in the case of joint and last survivor Policies the surviving Insured added by rider. Any such rider must have at least two years of the term remaining as measured from the date we receive proof of terminal illness.

                      The Accelerated Benefit will be paid in lump sum.

                      If the amount of eligible proceeds is equal to the amount of the Death Benefit that would have been paid at the Insured's death, then our payment of Accelerated Benefit will result in termination of all insurance under the Policy on the life of the Insured (including riders). Any insurance under the Policy on the life of someone other than the Insured will be treated as though the Insured had died.

                      If the amount of eligible proceeds is less than the amount of the Death Benefit that would have been paid at the Insured's death, then upon payment of the Accelerated Benefit, the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of eligible proceeds to total proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.

OTHER POLICIES
                      We offer other variable life insurance policies in the Separate Account which also invest in the same (or many of the same) Portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your financial representative, or call (800) 352-9910.

REGULATION OF GE
LIFE AND ANNUITY
ASSURANCE
COMPANY
                      Besides Federal securities laws, we are subject to the insurance laws of the states in which we conduct business.


LEGAL MATTERS
                      Advice on certain legal matters relating to federal securities laws has been provided by Heather Harker, Vice President and Associate General Counsel of the Company.

EXPERTS
                      The consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Life & Annuity Separate Account II as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The reports of KPMG LLP dated February 12, 2005 with respect to the consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

ACTUARIAL
MATTERS
                      Actuarial matters have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.

PERFORMANCE
INFORMATION
                      We demonstrate adjusted performance and unadjusted performance for the Portfolios available in the Separate Account. The performance tables assume that the Insured is in the preferred, no-nicotine risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

                      The performance tables assume an initial Specified Amount of $250,000, increasing Death Benefit Option A, for a male age 45, paying an annual premium of $13,000 at Policy issue and at each Policy anniversary.

                      When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

                      Adjusted Performance assumes the following current charges:

                         1) a monthly mortality and expense risk charge at an
                            annual rate of 0.40% of assets in the Separate Account up to $50,000.00 and 0.05% of assets in the Separate Account on any assets in the Separate Account of $50,000.00 and over;

                         2) a monthly Policy charge of $5.00;

                         3) a premium charge of $650.00 (5% of $13,000);

                         4) a monthly expense charge of $105.00 for 10 Policy
                            years; and

                         5) a surrender charge of $3,265.00, which is derived
                            by assuming that the owner surrendered his Policy during the first Policy year.

                      Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the monthly Policy charge, the premium charge or the surrender charges. If such charges were included in the performance, the performance numbers would be lower.

                      We do not include charges for the cost of insurance, charges for any optional riders or any charges assessed for state premium taxes in either adjusted or unadjusted performance. If such charges were included in the hypothetical performance, the performance numbers would be lower.

                      Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative or contact our Variable Life Service Center for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL
STATEMENTS
                      You should distinguish the consolidated financial statements of the Company and its subsidiary included in this Statement of Additional Information from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

                      The Separate Account financial statements included in this Statement of Additional Information may contain Subaccounts that are not available to all Policies.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Financial Statements

                         Year Ended December 31, 2004

     (With Independent Registered Public Accounting Firm's Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2004

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-3

Statements of Operations.............................. F-18

Statements of Changes in Net Assets................... F-32

Notes to Financial Statements......................... F-60

            Report of Independent Registered Public Accounting Firm

Policy Owners
GE Life & Annuity Separate Account II
  and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; Dreyfus -- Dreyfus Investment Portfolios Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega
Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity -- Income Portfolio -- Initial Class, VIP Equity -- Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; GE Investments Funds,
Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced
Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio -- Service Shares; Merrill Lynch Variable Series Fund,
Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares; MFS(R) Variable Insurance
Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery
Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation
Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street
Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers

Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the four year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                        AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------
                                                  AIM V.I.                         AIM V.I.
                                  AIM V.I.         Capital        AIM V.I.      International      AIM V.I.
                                Basic Value     Appreciation       Growth           Growth      Premier Equity
                                  Fund --          Fund --         Fund --         Fund --          Fund --
                              Series II shares Series I shares Series I shares Series II shares Series I shares
                              ---------------- --------------- --------------- ---------------- ---------------
Assets
Investments at fair
  market value (note 2a):....     $506,999         521,456         343,186          15,769          890,864
Dividend receivable..........           --              --              --              --               --
Receivable for units sold....           --              --              --              --               --
                                  --------         -------         -------          ------          -------
       Total assets..........      506,999         521,456         343,186          15,769          890,864
                                  --------         -------         -------          ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            2               4               4              --                6
Payable for units
  withdrawn..................           --              --              --              --               41
                                  --------         -------         -------          ------          -------
       Total liabilities.....            2               4               4              --               47
                                  --------         -------         -------          ------          -------
Net assets attributable
  to variable life
  policy owners..............     $506,997         521,452         343,182          15,769          890,817
                                  ========         =======         =======          ======          =======
Investments in
  securities, at cost........     $452,294         441,222         278,530          15,295          782,338
                                  ========         =======         =======          ======          =======
Shares outstanding...........       43,112          22,982          21,382             803           41,825
                                  ========         =======         =======          ======          =======

                                 The Alger American Fund
                              -----------------------------
                                             Alger American
                              Alger American     Small
                                  Growth     Capitalization
                               Portfolio --   Portfolio --
                              Class O Shares Class O Shares
                              -------------- --------------
Assets
Investments at fair
  market value (note 2a):....   4,983,700      3,537,942
Dividend receivable..........          --             --
Receivable for units sold....          --             --
                                ---------      ---------
       Total assets..........   4,983,700      3,537,942
                                ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         129             96
Payable for units
  withdrawn..................          --             --
                                ---------      ---------
       Total liabilities.....         129             96
                                ---------      ---------
Net assets attributable
  to variable life
  policy owners..............   4,983,571      3,537,846
                                =========      =========
Investments in
  securities, at cost........   5,207,656      3,162,020
                                =========      =========
Shares outstanding...........     141,905        174,627
                                =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------
                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                               Growth and Income   International Value     Premier Growth      Small Cap Growth
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  market value (note 2a):....      $5,094,764             13,651              549,549              248,623
Dividend receivable..........              --                 --                   --                   --
Receivable for units sold....              --                 --                   --                   --
                                   ----------             ------              -------              -------
       Total assets..........       5,094,764             13,651              549,549              248,623
                                   ----------             ------              -------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              38                 --                    4                    2
Payable for units
  withdrawn..................              45                 --                    9                   --
                                   ----------             ------              -------              -------
       Total liabilities.....              83                 --                   13                    2
                                   ----------             ------              -------              -------
Net assets attributable
  to variable life
  policy owners..............      $5,094,681             13,651              549,536              248,621
                                   ==========             ======              =======              =======
Investments in
  securities, at cost........      $4,261,373             13,298              496,216              195,205
                                   ==========             ======              =======              =======
Shares outstanding...........         213,438                822               23,780               21,563
                                   ==========             ======              =======              =======

                              ---------------------
                               AllianceBernstein
                                   Technology
                              Portfolio -- Class B
                              --------------------
Assets
Investments at fair
  market value (note 2a):....       165,721
Dividend receivable..........            --
Receivable for units sold....            --
                                    -------
       Total assets..........       165,721
                                    -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            --
Payable for units
  withdrawn..................            --
                                    -------
       Total liabilities.....            --
                                    -------
Net assets attributable
  to variable life
  policy owners..............       165,721
                                    =======
Investments in
  securities, at cost........       151,473
                                    =======
Shares outstanding...........        10,989
                                    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                               Evergreen Variable
                                  Dreyfus        Eaton Vance Variable Trust      Annuity Trust
                              --------------- -------------------------------- ------------------
                                The Dreyfus
                                 Socially
                                Responsible
                               Growth Fund,                     VT Worldwide       Evergreen
                              Inc. -- Initial VT Floating-Rate Health Sciences      VA Omega
                                  Shares        Income Fund         Fund        Fund -- Class 2
                              --------------- ---------------- --------------- ------------------
Assets
Investments at fair
  market value (note 2a):....    $100,699         697,810          324,406           34,005
Dividend receivable..........          --           1,771               --               --
Receivable for units sold....          --              --               --               --
                                 --------         -------          -------           ------
       Total assets..........     100,699         699,581          324,406           34,005
                                 --------         -------          -------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1               2                1               --
Payable for units
  withdrawn..................          --              --               --               --
                                 --------         -------          -------           ------
       Total liabilities.....           1               2                1               --
                                 --------         -------          -------           ------
Net assets attributable
  to variable life
  policy owners..............    $100,698         699,579          324,405           34,005
                                 ========         =======          =======           ======
Investments in
  securities, at cost........    $ 89,431         697,043          303,013           31,696
                                 ========         =======          =======           ======
Shares outstanding...........       4,001          69,090           28,862            2,112
                                 ========         =======          =======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                           Federated Insurance Series
                              -------------------------------------------------------------------------------------
                                                                                                         Federated
                                  Federated                          Federated High     Federated High    Kaufmann
                               American Leaders                       Income Bond        Income Bond     Fund II --
                              Fund II -- Primary Federated Capital Fund II -- Primary Fund II -- Service  Service
                                    Shares        Income Fund II         Shares             Shares         Shares
                              ------------------ ----------------- ------------------ ------------------ ----------
Assets
Investments at fair
  market value (note 2a):....     $1,507,232          824,611          1,434,745           986,649        709,334
Dividend receivable..........             --               --                 --                --             --
Receivable for units sold....             --               --                 --                --             --
                                  ----------          -------          ---------           -------        -------
       Total assets..........      1,507,232          824,611          1,434,745           986,649        709,334
                                  ----------          -------          ---------           -------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             40               24                 39                 4              4
Payable for units
  withdrawn..................             --               --                 --                --             --
                                  ----------          -------          ---------           -------        -------
       Total liabilities.....             40               24                 39                 4              4
                                  ----------          -------          ---------           -------        -------
Net assets attributable
  to variable life
  policy owners..............     $1,507,192          824,587          1,434,706           986,645        709,330
                                  ==========          =======          =========           =======        =======
Investments in
  securities, at cost........     $1,348,962          851,263          1,365,518           920,646        624,363
                                  ==========          =======          =========           =======        =======
Shares outstanding...........         72,919           92,966            174,969           120,765         54,355
                                  ==========          =======          =========           =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                        Fidelity Variable Insurance Products Fund
                              ------------------------------------------------------------------------------------------------
                                                                                                  VIP Dynamic
                                VIP Asset      VIP Asset                                            Capital      VIP Equity-
                               Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R)  Appreciation       Income
                              Portfolio --   Portfolio --     Portfolio --      Portfolio --     Portfolio --    Portfolio --
                              Initial Class Service Class 2   Initial Class    Service Class 2  Service Class 2  Initial Class
                              ------------- --------------- ----------------- ----------------- --------------- --------------
Assets
Investments at fair
  market value (note 2a):....  $7,684,875       33,126         16,421,882         3,351,552         47,293        18,604,991
Dividend receivable..........          --           --                 --                --             --                --
Receivable for units sold....         249           --                 --                --             --                55
                               ----------       ------         ----------         ---------         ------        ----------
       Total assets..........   7,685,124       33,126         16,421,882         3,351,552         47,293        18,605,046
                               ----------       ------         ----------         ---------         ------        ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         224           --                464                27             --               530
Payable for units
  withdrawn..................          --           --                 --                --             --                --
                               ----------       ------         ----------         ---------         ------        ----------
       Total liabilities.....         224           --                464                27             --               530
                               ----------       ------         ----------         ---------         ------        ----------
Net assets attributable
  to variable life
  policy owners..............  $7,684,900       33,126         16,421,418         3,351,525         47,293        18,604,516
                               ==========       ======         ==========         =========         ======        ==========
Investments in
  securities, at cost........  $7,682,897       31,799         13,715,427         2,694,150         46,161        15,906,342
                               ==========       ======         ==========         =========         ======        ==========
Shares outstanding...........     517,500        2,263            616,900           127,194          6,652           733,346
                               ==========       ======         ==========         =========         ======        ==========

                              ------------------------------

                                VIP Equity-   VIP Growth &
                                  Income         Income
                               Portfolio --   Portfolio --
                              Service Class 2 Initial Class
                              --------------- -------------
Assets
Investments at fair
  market value (note 2a):....    3,741,331      1,911,329
Dividend receivable..........           --             --
Receivable for units sold....           --             --
                                 ---------      ---------
       Total assets..........    3,741,331      1,911,329
                                 ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           19             45
Payable for units
  withdrawn..................           --          4,752
                                 ---------      ---------
       Total liabilities.....           19          4,797
                                 ---------      ---------
Net assets attributable
  to variable life
  policy owners..............    3,741,312      1,906,532
                                 =========      =========
Investments in
  securities, at cost........    3,143,457      1,782,961
                                 =========      =========
Shares outstanding...........      149,116        137,407
                                 =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                        Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio  --  Portfolio  --   Portfolio  --  Portfolio  --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------
Assets
Investments at fair
  market value (note 2a):....    $812,336        574,851     13,051,059      1,730,591       4,558,994      5,433,730
Dividend receivable..........          --             --             --             --              --             --
Receivable for units sold....          --             --             --             --              --             --
                                 --------        -------     ----------      ---------       ---------      ---------
       Total assets..........     812,336        574,851     13,051,059      1,730,591       4,558,994      5,433,730
                                 --------        -------     ----------      ---------       ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           6             14            351             20              71            152
Payable for units
  withdrawn..................         337             --          9,871            346               7             --
                                 --------        -------     ----------      ---------       ---------      ---------
       Total liabilities.....         343             14         10,222            366              78            152
                                 --------        -------     ----------      ---------       ---------      ---------
Net assets attributable
  to variable life
  policy owners..............    $811,993        574,837     13,040,837      1,730,225       4,558,916      5,433,578
                                 ========        =======     ==========      =========       =========      =========
Investments in
  securities, at cost........    $734,831        544,887     12,513,257      1,594,065       3,433,351      4,884,761
                                 ========        =======     ==========      =========       =========      =========
Shares outstanding...........      59,251         35,772        407,718         54,696         152,577        310,144
                                 ========        =======     ==========      =========       =========      =========

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  market value (note 2a):....     90,060
Dividend receivable..........         --
Receivable for units sold....         --
                                  ------
       Total assets..........     90,060
                                  ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          1
Payable for units
  withdrawn..................         --
                                  ------
       Total liabilities.....          1
                                  ------
Net assets attributable
  to variable life
  policy owners..............     90,059
                                  ======
Investments in
  securities, at cost........     82,514
                                  ======
Shares outstanding...........      6,369
                                  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 GE Investments Funds, Inc.
                              ------------------------------------------------------------------------------------------------
                              Global Income  Income   International Mid-Cap Equity Money Market Premier Growth   Real Estate
                                  Fund        Fund     Equity Fund       Fund          Fund      Equity Fund   Securities Fund
                              ------------- --------- ------------- -------------- ------------ -------------- ---------------
Assets
Investments at fair
  market value (note 2a):....   $614,721    3,293,183   1,421,298     6,064,353     18,168,953    3,541,867       6,097,746
Dividend receivable..........         --           --          --            --         27,941           --              --
Receivable for units sold....         --           --          --            --             71           --              --
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
       Total assets..........    614,721    3,293,183   1,421,298     6,064,353     18,196,965    3,541,867       6,097,746
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         17           74          36           105            434           59             148
Payable for units
  withdrawn..................      2,386        4,252          --            10             --        4,999              18
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
       Total liabilities.....      2,403        4,326          36           115            434        5,058             166
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
Net assets attributable
  to variable life
  policy owners..............   $612,318    3,288,857   1,421,262     6,064,238     18,196,531    3,536,809       6,097,580
                                ========    =========   =========     =========     ==========    =========       =========
Investments in
  securities, at cost........   $689,096    3,475,175   1,235,558     5,541,003     18,168,910    3,053,413       5,310,260
                                ========    =========   =========     =========     ==========    =========       =========
Shares outstanding...........     50,678      268,831     145,625       330,843     18,168,953       47,256         312,065
                                ========    =========   =========     =========     ==========    =========       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


                                                   GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------

                              S&P 500(R)  Small-Cap Value
                              Index Fund    Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ----------- --------------- ----------------- ---------------- -----------------
Assets
Investments at fair
  market value (note 2a):.... $24,702,170    3,108,007        7,367,848        2,485,562          934,573
Dividend receivable..........          --           --               --               --               --
Receivable for units sold....          --           --               --               --               --
                              -----------    ---------        ---------        ---------          -------
       Total assets..........  24,702,170    3,108,007        7,367,848        2,485,562          934,573
                              -----------    ---------        ---------        ---------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         443           38              133               41                5
Payable for units
  withdrawn..................      13,359            5               --               --               --
                              -----------    ---------        ---------        ---------          -------
       Total liabilities.....      13,802           43              133               41                5
                              -----------    ---------        ---------        ---------          -------
Net assets attributable
  to variable life
  policy owners.............. $24,688,368    3,107,964        7,367,715        2,485,521          934,568
                              ===========    =========        =========        =========          =======
Investments in
  securities, at cost........ $21,974,469    2,841,964        6,798,846        2,204,009          809,461
                              ===========    =========        =========        =========          =======
Shares outstanding...........   1,107,721      228,194          461,356           73,953           95,657
                              ===========    =========        =========        =========          =======

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs Goldman Sachs
                               Growth and      Mid Cap
                               Income Fund   Value Fund
                              ------------- -------------
Assets
Investments at fair
  market value (note 2a):....    611,104      5,984,977
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------      ---------
       Total assets..........    611,104      5,984,977
                                 -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         16            174
Payable for units
  withdrawn..................         --             --
                                 -------      ---------
       Total liabilities.....         16            174
                                 -------      ---------
Net assets attributable
  to variable life
  policy owners..............    611,088      5,984,803
                                 =======      =========
Investments in
  securities, at cost........    548,622      5,245,004
                                 =======      =========
Shares outstanding...........     52,186        391,687
                                 =======      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                              Greenwich Street
                                Series Fund                                             Janus Aspen Series
                              ---------------- -----------------------------------------------------------------------
                              Salomon Brothers                                 Capital                     Flexible
                                  Variable       Balanced                   Appreciation     Capital        Income
                                 Aggressive    Portfolio --     Balanced    Portfolio --   Appreciation  Portfolio --
                               Growth Fund --  Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                                  Class II        Shares     Service Shares    Shares     Service Shares    Shares
                              ---------------- ------------- -------------- ------------- -------------- -------------
Assets
Investments at fair
  market value (note 2a):....     $181,065       8,452,237     3,859,717      3,186,326      648,283       1,085,481
Dividend receivable..........           --              --            --             --           --              --
Receivable for units sold....           --              --            --             --           --              --
                                  --------       ---------     ---------      ---------      -------       ---------
       Total assets..........      181,065       8,452,237     3,859,717      3,186,326      648,283       1,085,481
                                  --------       ---------     ---------      ---------      -------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --             227            33             78            5              26
Payable for units
  withdrawn..................           --              --            --             12           --              --
                                  --------       ---------     ---------      ---------      -------       ---------
       Total liabilities.....           --             227            33             90            5              26
                                  --------       ---------     ---------      ---------      -------       ---------
Net assets attributable
  to variable life
  policy owners..............     $181,065       8,452,010     3,859,684      3,186,236      648,278       1,085,455
                                  ========       =========     =========      =========      =======       =========
Investments in
  securities, at cost........     $165,203       7,748,637     3,536,045      2,886,717      533,318       1,104,538
                                  ========       =========     =========      =========      =======       =========
Shares outstanding...........        8,602         346,545       152,921        129,631       26,580          89,414
                                  ========       =========     =========      =========      =======       =========


                              ------------------------------

                               Global Life       Global
                                 Sciences      Technology
                               Portfolio --   Portfolio --
                              Service Shares Service Shares
                              -------------- --------------
Assets
Investments at fair
  market value (note 2a):....    799,805        344,481
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------        -------
       Total assets..........    799,805        344,481
                                 -------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         14              7
Payable for units
  withdrawn..................         --             --
                                 -------        -------
       Total liabilities.....         14              7
                                 -------        -------
Net assets attributable
  to variable life
  policy owners..............    799,791        344,474
                                 =======        =======
Investments in
  securities, at cost........    715,852        350,939
                                 =======        =======
Shares outstanding...........    101,627         97,037
                                 =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------------------
                                                         International International    Mid Cap      Mid Cap      Worldwide
                                 Growth        Growth       Growth        Growth        Growth        Growth       Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                                 Shares        Shares       Shares        Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair
  market value (note 2a):....  $8,330,182     355,310      4,427,790      815,092      7,135,153    1,033,997    10,140,850
Dividend receivable..........          --          --             --           --             --           --            --
Receivable for units sold....          --          --             --           --             --           --            --
                               ----------     -------      ---------      -------      ---------    ---------    ----------
       Total assets..........   8,330,182     355,310      4,427,790      815,092      7,135,153    1,033,997    10,140,850
                               ----------     -------      ---------      -------      ---------    ---------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         214           4            115            6            169            7           271
Payable for units
  withdrawn..................          --          --             --           14             26           27            --
                               ----------     -------      ---------      -------      ---------    ---------    ----------
       Total liabilities.....         214           4            115           20            195           34           271
                               ----------     -------      ---------      -------      ---------    ---------    ----------
Net assets attributable
  to variable life
  policy owners..............  $8,329,968     355,306      4,427,675      815,072      7,134,958    1,033,963    10,140,579
                               ==========     =======      =========      =======      =========    =========    ==========
Investments in
  securities, at cost........  $7,917,321     326,505      3,828,487      617,956      7,049,550      795,002     9,913,245
                               ==========     =======      =========      =======      =========    =========    ==========
Shares outstanding...........     415,056      17,909        162,906       30,256        276,128       40,773       378,673
                               ==========     =======      =========      =======      =========    =========    ==========

                              -------------
                               Worldwide
                                 Growth
                              Portfolio --
                                Service
                                 Shares
                              ------------
Assets
Investments at fair
  market value (note 2a):....   583,255
Dividend receivable..........        --
Receivable for units sold....        --
                                -------
       Total assets..........   583,255
                                -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         6
Payable for units
  withdrawn..................        --
                                -------
       Total liabilities.....         6
                                -------
Net assets attributable
  to variable life
  policy owners..............   583,249
                                =======
Investments in
  securities, at cost........   530,375
                                =======
Shares outstanding...........    21,910
                                =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                   Merrill Lynch Variable Series Fund, Inc.
                              -------------------------------------------------- -----------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value       MFS(R) Investors
                              Basic Value V.I.   Growth V.I.     Opportunities     Growth Stock
                                  Fund --          Fund --        V.I. Fund --   Series -- Service
                              Class III Shares Class III Shares Class III Shares   Class Shares
                              ---------------- ---------------- ---------------- -----------------
Assets
Investments at fair
  market value (note 2a):....      $8,166           24,635           28,545           756,552
Dividend receivable..........          --               --               --                --
Receivable for units sold....          --               --               --                --
                                   ------           ------           ------           -------
       Total assets..........       8,166           24,635           28,545           756,552
                                   ------           ------           ------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          --               --               --                 5
Payable for units
  withdrawn..................          --               --               --                --
                                   ------           ------           ------           -------
       Total liabilities.....          --               --               --                 5
                                   ------           ------           ------           -------
Net assets attributable
  to variable life
  policy owners..............      $8,166           24,635           28,545           756,547
                                   ======           ======           ======           =======
Investments in
  securities, at cost........      $7,533           22,855           33,392           642,522
                                   ======           ======           ======           =======
Shares outstanding...........         520            2,476            3,172            81,001
                                   ======           ======           ======           =======

                                 MFS(R) Variable Insurance Trust
                              -------------------------------------------------------

                              MFS(R) Investors     MFS(R) New
                              Trust Series --  Discovery Series -- MFS(R) Utilities
                               Service Class      Service Class    Series -- Service
                                   Shares            Shares          Class Shares
                              ---------------- ------------------- -----------------
Assets
Investments at fair
  market value (note 2a):....    1,040,106          1,143,030          2,247,056
Dividend receivable..........           --                 --                 --
Receivable for units sold....           --                 --                 --
                                 ---------          ---------          ---------
       Total assets..........    1,040,106          1,143,030          2,247,056
                                 ---------          ---------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            2                 18                  9
Payable for units
  withdrawn..................           --                 --                 29
                                 ---------          ---------          ---------
       Total liabilities.....            2                 18                 38
                                 ---------          ---------          ---------
Net assets attributable
  to variable life
  policy owners..............    1,040,104          1,143,012          2,247,018
                                 =========          =========          =========
Investments in
  securities, at cost........      925,872          1,026,237          1,702,270
                                 =========          =========          =========
Shares outstanding...........       57,816             77,704            110,583
                                 =========          =========          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                               Nations Separate Account Trust                 Oppenheimer Variable Account Funds
                              -------------------------------- -----------------------------------------------------------------
                                                                            Oppenheimer
                                               Nations Marsico Oppenheimer   Aggressive                Oppenheimer
                                                International  Aggressive      Growth     Oppenheimer    Balanced    Oppenheimer
                              Nations Marsico   Opportunities    Growth      Fund/VA --    Balanced     Fund/VA --      Bond
                              Growth Portfolio    Portfolio      Fund/VA   Service Shares   Fund/VA   Service Shares   Fund/VA
                              ---------------- --------------- ----------- -------------- ----------- -------------- -----------
Assets
Investments at fair
  market value (note 2a):....     $537,456         819,175      7,337,963     232,173      5,246,624     150,447      2,861,309
Dividend receivable..........           --              --             --          --             --          --             --
Receivable for units sold....            3              --             --          --             --          --             --
                                  --------         -------      ---------     -------      ---------     -------      ---------
       Total assets..........      537,459         819,175      7,337,963     232,173      5,246,624     150,447      2,861,309
                                  --------         -------      ---------     -------      ---------     -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            3               2            201           2            160          --             83
Payable for units
  withdrawn..................           --              15             --          --             --          --          8,831
                                  --------         -------      ---------     -------      ---------     -------      ---------
       Total liabilities.....            3              17            201           2            160          --          8,914
                                  --------         -------      ---------     -------      ---------     -------      ---------
Net assets attributable
  to variable life
  policy owners..............     $537,456         819,158      7,337,762     232,171      5,246,464     150,447      2,852,395
                                  ========         =======      =========     =======      =========     =======      =========
Investments in
  securities, at cost........     $481,801         747,611      7,739,299     199,318      4,719,455     135,938      2,778,791
                                  ========         =======      =========     =======      =========     =======      =========
Shares outstanding...........       32,280          52,044        166,886       5,320        302,399       8,717        248,810
                                  ========         =======      =========     =======      =========     =======      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                 Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------------
                                            Oppenheimer    Oppenheimer                               Oppenheimer
                              Oppenheimer     Capital         Global                  Oppenheimer    Main Street
                                Capital     Appreciation    Securities   Oppenheimer  Main Street     Small Cap
                              Appreciation   Fund/VA --     Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                Fund/VA    Service Shares Service Shares   Fund/VA   Service Shares Service Shares
                              ------------ -------------- -------------- ----------- -------------- --------------
Assets
Investments at fair
  market value (note 2a):....  $7,375,542     414,699       2,716,157     6,144,146    1,748,083       412,525
Dividend receivable..........          --          --              --            --           --            --
Receivable for units sold....          --          --              --            55           --            --
                               ----------     -------       ---------     ---------    ---------       -------
       Total assets..........   7,375,542     414,699       2,716,157     6,144,201    1,748,083       412,525
                               ----------     -------       ---------     ---------    ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         192           2              17           168           12             2
Payable for units
  withdrawn..................          --          --              --            --           --             5
                               ----------     -------       ---------     ---------    ---------       -------
       Total liabilities.....         192           2              17           168           12             7
                               ----------     -------       ---------     ---------    ---------       -------
Net assets attributable
  to variable life
  policy owners..............  $7,375,350     414,697       2,716,140     6,144,033    1,748,071       412,518
                               ==========     =======       =========     =========    =========       =======
Investments in
  securities, at cost........  $6,396,305     391,501       2,046,741     5,925,152    1,490,023       352,768
                               ==========     =======       =========     =========    =========       =======
Shares outstanding...........     199,393      11,290          92,607       698,198       84,448        25,831
                               ==========     =======       =========     =========    =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                   PBHG Insurance Series
                                        Fund, Inc.                            PIMCO Variable Insurance Trust
                              ------------------------------- --------------------------------------------------------------
                                                                Foreign Bond                   Long-Term U.S.
                                                               Portfolio (U.S.    High Yield     Government    Total Return
                                                              Dollar Hedged) --  Portfolio --   Portfolio --   Portfolio --
                              PBHG Growth II  PBHG Large Cap   Administrative   Administrative Administrative Administrative
                                Portfolio    Growth Portfolio   Class Shares     Class Shares   Class Shares   Class Shares
                              -------------- ---------------- ----------------- -------------- -------------- --------------
Assets
Investments at fair
  market value ( note
  2a):.......................    $807,523       1,278,733          165,210        2,291,442      3,169,112      6,616,449
Dividend receivable..........          --              --              306           12,360          9,541         14,277
Receivable for units sold....          --              --               --               --             --             --
                                 --------       ---------          -------        ---------      ---------      ---------
       Total assets..........     807,523       1,278,733          165,516        2,303,802      3,178,653      6,630,726
                                 --------       ---------          -------        ---------      ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          18              32                1                9             15             56
Payable for units
  withdrawn..................          --              --               13               14             73            351
                                 --------       ---------          -------        ---------      ---------      ---------
       Total liabilities.....          18              32               14               23             88            407
                                 --------       ---------          -------        ---------      ---------      ---------
Net assets attributable
  to variable life
  policy owners..............    $807,505       1,278,701          165,502        2,303,779      3,178,565      6,630,319
                                 ========       =========          =======        =========      =========      =========
Investments in
  securities, at cost........    $888,010       1,239,189          164,279        2,159,428      3,136,891      6,527,046
                                 ========       =========          =======        =========      =========      =========
Shares outstanding...........      77,054          71,920           16,277          272,791        283,209        629,538
                                 ========       =========          =======        =========      =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                           The Prudential Series Fund,       Rydex
                                       Inc.              Variable Trust
                          ------------------------------ --------------
                          Jennison 20/20
                              Focus         Jennison
                           Portfolio --   Portfolio --
                             Class II    Class II Shares    OTC Fund
                          -------------- --------------- --------------
Assets
Investments at fair
 market value (note 2a):.     $5,647           708          627,669
Dividend receivable......         --            --               --
Receivable for units sold         --            --               --
                              ------           ---          -------
     Total assets........      5,647           708          627,669
                              ------           ---          -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         --            --                2
Payable for units
 withdrawn...............         --            --               --
                              ------           ---          -------
     Total liabilities...         --            --                2
                              ------           ---          -------
Net assets attributable
 to variable life policy
 owners..................     $5,647           708          627,667
                              ======           ===          =======
Investments in
 securities, at cost.....     $5,173           631          553,321
                              ======           ===          =======
Shares outstanding.......        462            39           43,618
                              ======           ===          =======

                                                                                                        Van Kampen Life
                                       Salomon Brothers Variable Series Funds Inc                      Investment Trust
                          --------------------------------------------------------------------- -------------------------------
                                                              Salomon Brothers Salomon Brothers
                          Salomon Brothers  Salomon Brothers      Variable         Variable        Comstock     Emerging Growth
                          Variable All Cap Variable Investors  Strategic Bond    Total Return    Portfolio --    Portfolio --
                          Fund -- Class II  Fund -- Class I   Fund -- Class I  Fund -- Class I  Class II Shares Class II Shares
                          ---------------- ------------------ ---------------- ---------------- --------------- ---------------
Assets
Investments at fair
 market value (note 2a):.     194,735          1,176,911         1,001,333         354,315          790,898         164,661
Dividend receivable......          --                 --                --              --               --              --
Receivable for units sold          --                 --                --              --               --              --
                              -------          ---------         ---------         -------          -------         -------
     Total assets........     194,735          1,176,911         1,001,333         354,315          790,898         164,661
                              -------          ---------         ---------         -------          -------         -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..          --                 32                25               9                5               2
Payable for units
 withdrawn...............          --                 --                --              --               --              --
                              -------          ---------         ---------         -------          -------         -------
     Total liabilities...          --                 32                25               9                5               2
                              -------          ---------         ---------         -------          -------         -------
Net assets attributable
 to variable life policy
 owners..................     194,735          1,176,879         1,001,308         354,306          790,893         164,659
                              =======          =========         =========         =======          =======         =======
Investments in
 securities, at cost.....     178,447          1,069,019         1,009,276         335,050          664,806         148,483
                              =======          =========         =========         =======          =======         =======
Shares outstanding.......      11,557             85,222            92,034          31,439           57,772           6,372
                              =======          =========         =========         =======          =======         =======


                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations

                                                          AIM Variable Insurance Funds
                          --------------------------------------------------------------------------------------------

                              AIM V.I.           AIM V.I.          AIM V.I.           AIM V.I.           AIM V.I.
                            Basic Value    Capital Appreciation     Growth      International Growth  Premier Equity
                              Fund --            Fund --            Fund --           Fund --             Fund --
                          Series II shares   Series I shares    Series I shares   Series II shares    Series I shares
                          ---------------- -------------------- --------------- -------------------- -----------------
                                                                                    Period from
                                                                                  November 15, to       Year ended
                                      Year ended December 31, 2004               December 31, 2004   December 31, 2004
                          ----------------------------------------------------  -------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $    --                 --                --               --                4,031
   Expenses -- Mortality
     and expense risk
     charges --
     Type I (note 4a)....          --                 --                --               --                   --
   Expenses -- Mortality
     and expense risk
     charges --
     Type II (note 4a)...         466              1,413             1,289               --                2,219
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...          --                 --                --               --                   --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --                 --                --               --                   --
                              -------             ------            ------              ---               ------
Net investment income
  (expense)..............        (466)            (1,413)           (1,289)              --                1,812
                              -------             ------            ------              ---               ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       1,763             14,192            12,493               (9)              14,926
   Change in unrealized
     appreciation
     (depreciation)......      40,917             19,002            13,961              474               31,262
   Capital gain
     distributions.......          --                 --                --               --                   --
                              -------             ------            ------              ---               ------
Net realized and
  unrealized gain (loss)
  on investments.........      42,680             33,194            26,454              465               46,188
                              -------             ------            ------              ---               ------
Increase (decrease) in
  net assets from
  operations.............     $42,214             31,781            25,165              465               48,000
                              =======             ======            ======              ===               ======

                                The Alger American Fund
                          ----------------------------------
                                               Alger American
                                                   Small
                             Alger American    Capitalization
                          Growth Portfolio  --  Portfolio --
                             Class O Shares    Class O Shares
                          -------------------- --------------


                             Year ended December 31, 2004
                          ----------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........             --               --
   Expenses -- Mortality
     and expense risk
     charges --
     Type I (note 4a)....          8,195            5,900
   Expenses -- Mortality
     and expense risk
     charges --
     Type II (note 4a)...         12,747            6,183
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...             --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........         25,852           19,255
                                --------          -------
Net investment income
  (expense)..............        (46,794)         (31,338)
                                --------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (224,098)         138,855
   Change in unrealized
     appreciation
     (depreciation)......        469,063          330,195
   Capital gain
     distributions.......             --               --
                                --------          -------
Net realized and
  unrealized gain (loss)
  on investments.........        244,965          469,050
                                --------          -------
Increase (decrease) in
  net assets from
  operations.............        198,171          437,712
                                ========          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             AllianceBernstein Variable Products Series Fund, Inc.
                          -------------------------------------------------------------------------------------------

                                                                                   AllianceBernstein
                           AllianceBernstein  AllianceBernstein  AllianceBernstein     Small Cap     AllianceBernstein
                              Growth and        International     Premier Growth        Growth          Technology
                          Income Portfolio -- Value Portfolio --   Portfolio --      Portfolio --      Portfolio --
                                Class B            Class B            Class B           Class B           Class B
                          ------------------- ------------------ ----------------- ----------------- -----------------
                                                 Period from
                              Year ended       November 15, to
                           December 31, 2004  December 31, 2004              Year ended December 31, 2004
                          ------------------- ------------------ ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $ 36,177               --                  --                --                --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           678               --                  --                --                --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........        10,946               --               1,285               567               105
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........            --               --                  --                --                --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........         1,580               --                  --                --                --
                               --------              ---              ------            ------            ------
Net investment income
  (expense)..............        22,973               --              (1,285)             (567)             (105)
                               --------              ---              ------            ------            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       157,502                1               8,770             7,523               693
   Change in unrealized
     appreciation
     (depreciation)......       319,106              353              32,989            22,016            12,270
   Capital gain
     distributions.......            --               --                  --                --                --
                               --------              ---              ------            ------            ------
Net realized and
  unrealized gain (loss)
  on investments.........       476,608              354              41,759            29,539            12,963
                               --------              ---              ------            ------            ------
Increase (decrease) in
  net assets from
  operations.............      $499,581              354              40,474            28,972            12,858
                               ========              ===              ======            ======            ======

                               Dreyfus
                          -----------------
                             The Dreyfus
                              Socially
                             Responsible
                            Growth Fund,
                               Inc. --
                           Initial Shares
                          -----------------

                             Year ended
                          December 31, 2004
                          -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         389
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........         409
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --
                                -----
Net investment income
  (expense)..............         (20)
                                -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       2,084
   Change in unrealized
     appreciation
     (depreciation)......       3,126
   Capital gain
     distributions.......          --
                                -----
Net realized and
  unrealized gain (loss)
  on investments.........       5,210
                                -----
Increase (decrease) in
  net assets from
  operations.............       5,190
                                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Evergreen
                                                       Variable Annuity
                           Eaton Vance Variable Trust       Trust                           Federated Insurance Series
                          ---------------------------  ---------------- -------------------------------------------------------
                                                                        Federated
                                                                         American                 Federated High
                                                                         Leaders                   Income Bond   Federated High
                          VT Floating-  VT Worldwide     Evergreen VA   Fund II --   Federated      Fund II --    Income Bond
                          Rate Income  Health Sciences  Omega Fund --    Primary   Capital Income    Primary       Fund II --
                              Fund          Fund           Class 2        Shares      Fund II         Shares     Service Shares
                          ------------ --------------- ---------------- ---------- -------------- -------------- --------------
                                                         Period from
                                                         April 30, to
                                                         December 31,
                          Year ended December 31, 2004       2004                          Year ended December 31, 2004
                          ---------------------------  ---------------- -------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $12,330            --              --         20,402       27,307        103,275         52,844
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        --            --              --          3,354        1,084          1,855             --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       415           368              --          2,443        1,190          2,956          1,206
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........        --            --              --             --           --             --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        --            --              --          8,396        5,155          9,172             --
                            -------        ------           -----        -------      -------        -------         ------
Net investment income
  (expense)..............    11,915          (368)             --          6,209       19,878         89,292         51,638
                            -------        ------           -----        -------      -------        -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       184           418              90         81,123      (73,269)        39,179         17,034
   Change in unrealized
     appreciation
     (depreciation)......       465        16,003           2,310         41,099      124,637         (3,926)        15,409
   Capital gain
     distributions.......        --            --              --             --           --             --             --
                            -------        ------           -----        -------      -------        -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........       649        16,421           2,400        122,222       51,368         35,253         32,443
                            -------        ------           -----        -------      -------        -------         ------
Increase (decrease) in
  net assets from
  operations.............   $12,564        16,053           2,400        128,431       71,246        124,545         84,081
                            =======        ======           =====        =======      =======        =======         ======



                          ----------

                          Federated
                           Kaufmann
                          Fund II --
                           Service
                            Shares
                          ----------




                          ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       26
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      991
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........       --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       --
                            ------
Net investment income
  (expense)..............     (965)
                            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    9,973
   Change in unrealized
     appreciation
     (depreciation)......   68,372
   Capital gain
     distributions.......       --
                            ------
Net realized and
  unrealized gain (loss)
  on investments.........   78,345
                            ------
Increase (decrease) in
  net assets from
  operations.............   77,380
                            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------------------------------
                                                                                    VIP Dynamic
                                                                           VIP        Capital                   VIP Equity-
                            VIP Asset      VIP Asset         VIP      Contrafund(R) Appreciation  VIP Equity-      Income
                           Manager/SM/    Manager/SM/   Contrafund(R) Portfolio --  Portfolio --     Income     Portfolio --
                          Portfolio --   Portfolio --   Portfolio --     Service      Service     Portfolio --     Service
                          Initial Class Service Class 2 Initial Class    Class 2      Class 2     Initial Class   Class 2
                          ------------- --------------- ------------- ------------- ------------ -------------- ------------
                                          Period from
                           Year ended    April 30, to
                          December 31,   December 31,
                              2004           2004                           Year ended December 31, 2004
                          ------------- --------------- --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $215,936            --           49,379        5,232          --         278,240       40,691
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........     18,414            --           25,070           --          --          41,621           --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      2,459            --           23,876        8,201          17          13,453        6,256
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --            --               --           --          --              --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     62,646            --          104,531           --          --         133,783           --
                            --------         -----        ---------      -------       -----       ---------      -------
Net investment income
  (expense)..............    132,417            --         (104,098)      (2,969)        (17)         89,383       34,435
                            --------         -----        ---------      -------       -----       ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (74,545)            2          602,682      137,359         (15)        444,909       82,225
   Change in unrealized
     appreciation
     (depreciation)......    261,181         1,327        1,547,898      271,633       1,018       1,186,892      232,291
   Capital gain
     distributions.......         --            --               --           --          --          66,469       10,604
                            --------         -----        ---------      -------       -----       ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    186,636         1,329        2,150,580      408,992       1,003       1,698,270      325,120
                            --------         -----        ---------      -------       -----       ---------      -------
Increase (decrease) in
  net assets from
  operations.............   $319,053         1,329        2,046,482      406,023         986       1,787,653      359,555
                            ========         =====        =========      =======       =====       =========      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                            Fidelity Variable Insurance Products Fund (continued)
                          -------------------------------------------------------------------------------------------------------
                           VIP Growth    VIP Growth &    VIP Growth
                            & Income        Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                          Portfolio --   Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                          Initial Class Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                          ------------- --------------- ------------- ------------- --------------- --------------- -------------


                                                               Year ended December 31, 2004
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $19,354         5,013          2,889         34,913         1,954               --         50,533
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........      4,021            --            859         34,992            --            1,206         12,228
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      5,941         1,967          1,643         14,574         6,995            8,971          3,631
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...         --            --             --             --            --               --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........      6,871            --          2,447         79,543            --            7,911         35,192
                             -------        ------         ------        -------        ------          -------        -------
Net investment income
  (expense)..............      2,521         3,046         (2,060)       (94,196)       (5,041)         (18,088)          (518)
                             -------        ------         ------        -------        ------          -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     43,725        15,412          4,733         10,876        36,076          185,885        612,049
   Change in unrealized
     appreciation
     (depreciation)......     43,605        19,971         32,299        374,135        12,869          644,900        120,841
   Capital gain
     distributions.......         --            --             --             --            --               --             --
                             -------        ------         ------        -------        ------          -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     87,330        35,383         37,032        385,011        48,945          830,785        732,890
                             -------        ------         ------        -------        ------          -------        -------
Increase (decrease) in
  net assets from
  operations.............    $89,851        38,429         34,972        290,815        43,904          812,697        732,372
                             =======        ======         ======        =======        ======          =======        =======

                          -----------------
                              VIP Value
                             Strategies
                            Portfolio --
                           Service Class 2
                          -----------------
                             Period from
                            April 30, to
                          December 31, 2004
                          -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........          --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........           1
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --
                                -----
Net investment income
  (expense)..............          (1)
                                -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       1,923
   Change in unrealized
     appreciation
     (depreciation)......       7,546
   Capital gain
     distributions.......          --
                                -----
Net realized and
  unrealized gain (loss)
  on investments.........       9,469
                                -----
Increase (decrease) in
  net assets from
  operations.............       9,468
                                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   GE Investments Funds, Inc.
                          ----------------------------------------------------------------------------
                                                                                   Premier     Real
                                                                 Mid-Cap   Money   Growth     Estate
                          Global Income  Income   International  Equity    Market  Equity   Securities
                              Fund        Fund     Equity Fund    Fund      Fund    Fund       Fund
                          ------------- --------  ------------- --------  -------  -------  ----------
                                                  Year ended December 31, 2004
                          ----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  31,248    166,314      15,805      59,318  215,160   21,818    289,521
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........         624      4,343       1,864       4,308   17,765    2,538      6,252
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       1,301      5,625       3,562      13,016   46,346   10,722      8,030
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --        160          --          --      274       --         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       3,282     19,692       5,460      20,450  134,085    7,023     28,505
                            ---------   --------     -------    --------  -------  -------  ---------
Net investment income
  (expense)..............      26,041    136,494       4,919      21,544   16,690    1,535    246,734
                            ---------   --------     -------    --------  -------  -------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (139,976)    52,248     129,380     386,581      162  223,031    262,991
   Change in unrealized
     appreciation
     (depreciation)......     162,963   (116,092)     44,683    (128,725)    (217) (21,576)   430,459
   Capital gain
     distributions.......          --     32,765          --     523,881       --       --    437,612
                            ---------   --------     -------    --------  -------  -------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........      22,987    (31,079)    174,063     781,737      (55) 201,455  1,131,062
                            ---------   --------     -------    --------  -------  -------  ---------
Increase (decrease) in
  net assets from
  operations.............   $  49,028    105,415     178,982     803,281   16,635  202,990  1,377,796
                            =========   ========     =======    ========  =======  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II


                                                  GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------

                              S&P 500(R) Small-Cap Value
                              Index Fund   Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ---------- --------------- ----------------- ---------------- -----------------
                                                       Year ended December 31, 2004
                              -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............... $  388,177     162,960           88,567           32,167           10,701
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............     30,766         316           10,265            1,471               --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............     59,711       5,149            6,578            7,450            1,442
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............     10,494          --            2,525               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....     57,045       5,229           27,324            5,386               --
                              ----------     -------          -------          -------           ------
Net investment income
  (expense)..................    230,161     152,266           41,875           17,860            9,259
                              ----------     -------          -------          -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................    496,012     137,618           71,070           27,093           24,172
   Change in unrealized
     appreciation
     (depreciation)..........  1,464,988      18,464          304,017          121,741           46,721
   Capital gain
     distributions...........         --      60,143           71,633               --               --
                              ----------     -------          -------          -------           ------
Net realized and
  unrealized gain (loss)
  on investments.............  1,961,000     216,225          446,720          148,834           70,893
                              ----------     -------          -------          -------           ------
Increase (decrease) in
  net assets from
  operations................. $2,191,161     368,491          488,595          166,694           80,152
                              ==========     =======          =======          =======           ======

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs  Goldman Sachs
                               Growth and       Mid Cap
                               Income Fund    Value Fund
                              -------------  -------------
                              Year ended December 31, 2004
                              ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     8,317          241,483
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............       424            4,871
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............     1,277            9,360
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............        --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....     1,858           38,520
                                 ------        ---------
Net investment income
  (expense)..................     4,758          188,732
                                 ------        ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................    28,662          522,475
   Change in unrealized
     appreciation
     (depreciation)..........    32,504          113,284
   Capital gain
     distributions...........        --          308,125
                                 ------        ---------
Net realized and
  unrealized gain (loss)
  on investments.............    61,166          943,884
                                 ------        ---------
Increase (decrease) in
  net assets from
  operations.................    65,924        1,132,616
                                 ======        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Greenwich
                          Street Series Fund                                      Janus Aspen Series
                          ------------------ --------------------------------------------------------------------------------
                           Salomon Brothers                                Capital      Capital      Flexible    Global Life
                               Variable        Balanced      Balanced   Appreciation  Appreciation    Income       Sciences
                              Aggressive     Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                            Growth Fund --   Institutional   Service    Institutional   Service    Institutional   Service
                               Class II         Shares        Shares       Shares        Shares       Shares        Shares
                          ------------------ ------------- ------------ ------------- ------------ ------------- ------------
                              Year ended
                          December 31, 2004                                  Year ended December 31, 2004
                          ------------------ --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --          189,836       81,330         7,428          151        63,663           --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           --           14,089           --         3,097           --         2,379          229
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........           76           19,259       10,856        11,804        1,706         3,193        1,637
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........           --               --           --            --           --            --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........           --           53,034           --        12,376           --         4,144        3,203
                               -------          -------      -------       -------       ------       -------      -------
Net investment income
  (expense)..............          (76)         103,454       70,474       (19,849)      (1,555)       53,947       (5,069)
                               -------          -------      -------       -------       ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         (182)         125,183       41,885       (60,132)      13,842         8,929       64,379
   Change in unrealized
     appreciation
     (depreciation)......       12,363          381,456      161,535       571,902       81,757       (38,149)      49,692
   Capital gain
     distributions.......           --               --           --            --           --         8,679           --
                               -------          -------      -------       -------       ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........       12,181          506,639      203,420       511,770       95,599       (20,541)     114,071
                               -------          -------      -------       -------       ------       -------      -------
Increase (decrease) in
  net assets from
  operations.............      $12,105          610,093      273,894       491,921       94,044        33,406      109,002
                               =======          =======      =======       =======       ======       =======      =======


                          ------------
                             Global
                           Technology
                          Portfolio --
                            Service
                             Shares
                          ------------


                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        434
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      1,487
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        949
                            --------
Net investment income
  (expense)..............     (2,870)
                            --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (151,401)
   Change in unrealized
     appreciation
     (depreciation)......    125,931
   Capital gain
     distributions.......         --
                            --------
Net realized and
  unrealized gain (loss)
  on investments.........    (25,470)
                            --------
Increase (decrease) in
  net assets from
  operations.............    (28,340)
                            ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                 Janus Aspen Series (continued)
                          -----------------------------------------------------------------------------------------------
                                                     International International    Mid Cap      Mid Cap      Worldwide
                             Growth        Growth       Growth        Growth        Growth        Growth       Growth
                          Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                          Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                             Shares        Shares       Shares        Shares        Shares        Shares       Shares
                          ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                  Year ended December 31, 2004
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 12,029           --        37,508         6,102             --          --       103,890
   Expenses -- Mortality
     and expense
     risk charges --
     Type I (note 4a)....     16,450           --         5,327            --         15,733          --        23,151
   Expenses -- Mortality
     and expense
     risk charges --
     Type II (note 4a)...     19,612        1,445        10,891         1,995         17,824       2,208        16,788
   Expenses -- Mortality
     and expense
     risk charges --
     Type IV (note 4a)...         --           --            --            --             --          --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     44,100           --        22,996            --         21,381          --        62,306
                            --------       ------       -------       -------      ---------     -------      --------
Net investment income
  (expense)..............    (68,133)      (1,445)       (1,706)        4,107        (54,938)     (2,208)        1,645
                            --------       ------       -------       -------      ---------     -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     18,998        1,287       320,252        40,035       (203,675)     32,903      (105,824)
   Change in unrealized
     appreciation
     (depreciation)......    300,531       12,511       344,391        89,251      1,424,330     144,674       449,763
   Capital gain
     distributions.......         --           --            --            --             --          --            --
                            --------       ------       -------       -------      ---------     -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    319,529       13,798       664,643       129,286      1,220,655     177,577       343,939
                            --------       ------       -------       -------      ---------     -------      --------
Increase (decrease) in
  net assets from
  operations.............   $251,396       12,353       662,937       133,393      1,165,717     175,369       345,584
                            ========       ======       =======       =======      =========     =======      ========

                          -------------
                           Worldwide
                             Growth
                          Portfolio --
                            Service
                             Shares
                          ------------

                          -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     5,175
   Expenses -- Mortality
     and expense
     risk charges --
     Type I (note 4a)....        --
   Expenses -- Mortality
     and expense
     risk charges --
     Type II (note 4a)...     2,084
   Expenses -- Mortality
     and expense
     risk charges --
     Type IV (note 4a)...        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        --
                             ------
Net investment income
  (expense)..............     3,091
                             ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     3,059
   Change in unrealized
     appreciation
     (depreciation)......    15,706
   Capital gain
     distributions.......        --
                             ------
Net realized and
  unrealized gain (loss)
  on investments.........    18,765
                             ------
Increase (decrease) in
  net assets from
  operations.............    21,856
                             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Merrill Lynch Variable Series Fund, Inc.                       MFS(R) Variable Insurance Trust
                              ----------------------------------------   ------------------------------------------------------
                                             Merrill Lynch Merrill Lynch
                              Merrill Lynch    Large Cap       Value
                               Basic Value    Growth V.I.  Opportunities MFS(R) Investors  MFS(R) Investors     MFS(R) New
                              V.I. Fund --      Fund --    V.I. Fund --    Growth Stock    Trust Series --  Discovery Series --
                                Class III      Class III     Class III   Series -- Service   Service Class     Service Class
                                 Shares         Shares        Shares       Class Shares         Shares            Shares
                              -------------  ------------- ------------- ----------------- ---------------- -------------------
                              Period from April 30, to December 31, 2004                      Year ended December 31, 2004
                              ----------------------------------------   ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     $ 82              29         2,038              --             4,099                --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............       --              --            --              --                --               198
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............       --              --            --           1,705               709             3,957
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............       --              --            --              --                --                --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....       --              --            --              --                --             1,024
                                  ----           -----        ------          ------           -------            ------
Net investment income
  (expense)..................       82              29         2,038          (1,705)            3,390            (5,179)
                                  ----           -----        ------          ------           -------            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................        2              (7)           51           7,762             6,303            (1,103)
   Change in unrealized
     appreciation
     (depreciation)..........      633           1,780        (4,847)         55,342            93,663            44,305
   Capital gain
     distributions...........       12              --         5,475              --                --                --
                                  ----           -----        ------          ------           -------            ------
Net realized and
  unrealized gain (loss)
  on investments.............      647           1,773           679          63,104            99,966            43,202
                                  ----           -----        ------          ------           -------            ------
Increase (decrease) in
  net assets from
  operations.................     $729           1,802         2,717          61,399           103,356            38,023
                                  ====           =====        ======          ======           =======            ======

                              -----------------


                              MFS(R) Utilities
                                 Series --
                               Service Class
                                   Shares
                              ----------------

                              -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............      22,957
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............       2,815
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....          --
                                  -------
Net investment income
  (expense)..................      20,142
                                  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................      59,173
   Change in unrealized
     appreciation
     (depreciation)..........     417,498
   Capital gain
     distributions...........          --
                                  -------
Net realized and
  unrealized gain (loss)
  on investments.............     476,671
                                  -------
Increase (decrease) in
  net assets from
  operations.................     496,813
                                  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          Nations Separate Account
                                    Trust                           Oppenheimer Variable Account Funds
                          ------------------------- ------------------------------------------------------------------
                                                                Oppenheimer
                                                                Aggressive              Oppenheimer
                           Nations  Nations Marsico Oppenheimer   Growth                  Balanced
                           Marsico   International  Aggressive  Fund/VA --  Oppenheimer  Fund/VA --     Oppenheimer
                           Growth    Opportunities    Growth      Service    Balanced     Service          Bond
                          Portfolio    Portfolio      Fund/VA     Shares      Fund/VA      Shares         Fund/VA
                          --------- --------------- ----------- ----------- ----------- ------------ -----------------
                                                                                        Period from
                                                                                        April 30, to
                                 Year ended                                             December 31,    Year ended
                              December 31, 2004        Year ended December 31, 2004         2004     December 31, 2004
                          ------------------------- ----------------------------------  ------------ -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    --       2,316              --        --       49,392          --         131,885
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       --          --          18,381        --        7,145          --           4,228
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      674         369           7,193       245        3,623           2           4,018
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........       --          --              --        --           --          --              --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       --          --          42,619        --       43,650          --          21,811
                           -------      ------       ---------    ------      -------      ------         -------
Net investment income
  (expense)..............     (674)      1,947         (68,193)     (245)      (5,026)         (2)        101,828
                           -------      ------       ---------    ------      -------      ------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    8,591      18,142        (261,761)      460       30,893          61          19,491
   Change in unrealized
     appreciation
     (depreciation)......   49,079      58,509       1,525,771    31,206      397,579      14,509           1,540
   Capital gain
     distributions.......       --       1,208              --        --           --          --              --
                           -------      ------       ---------    ------      -------      ------         -------
Net realized and
  unrealized gain (loss)
  on investments.........   57,670      77,859       1,264,010    31,666      428,472      14,570          21,031
                           -------      ------       ---------    ------      -------      ------         -------
Increase (decrease) in
  net assets from
  operations.............  $56,996      79,806       1,195,817    31,421      423,446      14,568         122,859
                           =======      ======       =========    ======      =======      ======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------------------------------------------
                                       Oppenheimer  Oppenheimer
                                         Capital      Global
                          Oppenheimer  Appreciation Securities                                Oppenheimer Main
                            Capital     Fund/VA --  Fund/VA --  Oppenheimer Oppenheimer Main  Street Small Cap
                          Appreciation   Service      Service   High Income Street Fund/VA --    Fund/VA --
                            Fund/VA       Shares      Shares      Fund/VA    Service Shares    Service Shares
                          ------------ ------------ ----------- ----------- ----------------- ----------------
                                                      Year ended December 31, 2004
                          -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 24,269         202       25,453     414,768         11,629               --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........     19,808          --           --      13,099             --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     11,522         396        4,930       9,576          4,049              286
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --          --           --          --             --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     39,860          --           --      39,763             --               --
                            --------      ------      -------     -------        -------           ------
Net investment income
  (expense)..............    (46,921)       (194)      20,523     352,330          7,580             (286)
                            --------      ------      -------     -------        -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    207,803         206      129,475      18,847         53,472           17,612
   Change in unrealized
     appreciation
     (depreciation)......    258,456      19,782      258,960      96,133         85,757           41,472
   Capital gain
     distributions.......         --          --           --          --             --               --
                            --------      ------      -------     -------        -------           ------
Net realized and
  unrealized gain (loss)
  on investments.........    466,259      19,988      388,435     114,980        139,229           59,084
                            --------      ------      -------     -------        -------           ------
Increase (decrease) in
  net assets from
  operations.............   $419,338      19,794      408,958     467,310        146,809           58,798
                            ========      ======      =======     =======        =======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          PBHG Insurance Series Fund, Inc.                 PIMCO Variable Insurance Trust
                          ------------------------------   ---------------------------------------------------------------
                                                             Foreign Bond                      Long-Term
                                                            Portfolio (U.S.    High Yield   U.S. Government  Total Return
                                                           Dollar Hedged) --  Portfolio --   Portfolio --    Portfolio --
                          PBHG Growth II   PBHG Large Cap   Administrative   Administrative Administrative  Administrative
                            Portfolio     Growth Portfolio   Class Shares     Class Shares   Class Shares    Class Shares
                          --------------  ---------------- ----------------- -------------- --------------- --------------
                           Year ended December 31, 2004                     Year ended December 31, 2004
                          ------------------------------   ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $     --              --            5,049          128,744         125,786        153,585
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       1,458           2,076               --               --              --            319
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       3,131           3,937              361            2,953           5,021         11,627
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --              --               --               --              --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       1,790           5,180               --               --              --          4,883
                             --------         -------            -----          -------         -------        -------
Net investment income
  (expense)..............      (6,379)        (11,193)           4,688          125,791         120,765        136,756
                             --------         -------            -----          -------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (77,343)        (22,055)              65           25,858           5,026         21,643
   Change in unrealized
     appreciation
     (depreciation)......     106,336         128,928            1,488           21,901          33,698         42,526
   Capital gain
     distributions.......          --              --            1,715               --          47,872         56,597
                             --------         -------            -----          -------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........      28,993         106,873            3,268           47,759          86,596        120,766
                             --------         -------            -----          -------         -------        -------
Increase (decrease) in
  net assets from
  operations.............    $ 22,614          95,680            7,956          173,550         207,361        257,522
                             ========         =======            =====          =======         =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  The Prudential          Rydex Variable
                                Series Fund, Inc.              Trust        Salomon Brothers Variable Series Funds Inc
                          -----------------------------  ----------------- --------------------------------------------
                                                                           Salomon   Salomon    Salomon      Salomon
                                                                           Brothers Brothers    Brothers     Brothers
                          Jennison 20/20                                   Variable Variable    Variable     Variable
                              Focus         Jennison                       All Cap  Investors  Strategic   Total Return
                           Portfolio --   Portfolio --                     Fund --   Fund --  Bond Fund --   Fund --
                             Class II    Class II Shares     OTC Fund      Class II  Class I    Class I      Class I
                          -------------- --------------- ----------------- -------- --------- ------------ ------------
                                    Year ended              Year ended
                                December 31, 2004        December 31, 2004         Year ended December 31, 2004
                          -----------------------------  ----------------- --------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $   --           --                 --           358    16,568     46,275        6,995
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........         --           --                 --            --     1,486      1,638          627
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........          7            4                507            88     2,947      2,896          710
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --           --                 --            --        --         --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........         --           --                 --            --     7,230      4,611        1,757
                              ------           --             ------        ------   -------    -------       ------
Net investment income
  (expense)..............         (7)          (4)              (507)          270     4,905     37,130        3,901
                              ------           --             ------        ------   -------    -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          5            4             (4,523)          101    47,289    (33,076)      11,020
   Change in unrealized
     appreciation
     (depreciation)......        476           56             63,496        12,462    62,713     33,555        3,930
   Capital gain
     distributions.......         --           --                 --            --        --     17,022        5,655
                              ------           --             ------        ------   -------    -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........        481           60             58,973        12,563   110,002     17,501       20,605
                              ------           --             ------        ------   -------    -------       ------
Increase (decrease) in
  net assets from
  operations.............     $  474           56             58,466        12,833   114,907     54,631       24,506
                              ======           ==             ======        ======   =======    =======       ======

                               Van Kampen Life
                              Investment Trust
                          ------------------------

                                         Emerging
                            Comstock      Growth
                          Portfolio -- Portfolio --
                            Class II     Class II
                             Shares       Shares
                          ------------ ------------
                                 Year ended
                              December 31, 2004
                          ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,733           --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        --           --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     1,143          224
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........        --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        --           --
                             ------       ------
Net investment income
  (expense)..............     2,590         (224)
                             ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    21,725          355
   Change in unrealized
     appreciation
     (depreciation)......    73,014       10,753
   Capital gain
     distributions.......        --           --
                             ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    94,739       11,108
                             ------       ------
Increase (decrease) in
  net assets from
  operations.............    97,329       10,884
                             ======       ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                        AIM Variable Insurance Funds
                              --------------------------------------------------------------------------------
                                                           AIM V.I. Capital                        AIM V.I.
                                     AIM V.I. Basic          Appreciation     AIM V.I. Growth   International
                                     Value Fund --         Fund -- Series I  Fund -- Series I   Growth Fund --
                                    Series II shares            shares            shares       Series II shares
                              ---------------------------  ----------------  ----------------  ----------------
                                             Period from      Year ended        Year ended       Period from
                               Year ended    May 1, 2003     December 31,      December 31,      November 15
                              December 31, to December 31, ----------------  ----------------  to December 31,
                                  2004          2003         2004     2003     2004     2003         2004
                              ------------ --------------- -------  -------  -------  -------  ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (466)         (140)     (1,413)  (1,135)  (1,289)  (1,052)          --
   Net realized gain
     (loss) on
     investments.............      1,763           257      14,192    1,003   12,493   (2,148)          (9)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     40,917        13,787      19,002   82,662   13,961   75,890          474
   Capital gain
     distributions...........         --            --          --       --       --       --           --
                                --------       -------     -------  -------  -------  -------       ------
       Increase
         (decrease) in
         net assets from
         operations..........     42,214        13,904      31,781   82,530   25,165   72,690          465
                                --------       -------     -------  -------  -------  -------       ------
From capital
  transactions:
   Net premiums..............    264,000       132,350      92,282  155,448   56,301   81,443       15,195
   Loan interest.............         --            --        (182)    (121)     (37)     (22)          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........         --            --          --       --       --       --           --
     Surrenders..............       (310)           --     (20,845)  (3,798) (30,333)  (4,685)          --
     Capital
       Contributions
       (withdrawal)..........         --            --          --       --       --       --           --
     Loans...................         --            --      (1,038)    (270)    (500)     128           --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (19,419)       (2,670)    (38,823) (37,062) (34,209) (34,462)         (16)
     Transfers (to) from
       the Guarantee
       Account...............     (4,041)       22,155      34,341   68,406      (81)  20,850           69
     Transfers (to) from
       other subaccounts.....     58,814            --     (20,684)     881  (10,774)   8,638           56
                                --------       -------     -------  -------  -------  -------       ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    299,044       151,835      45,051  183,484  (19,633)  71,890       15,304
                                --------       -------     -------  -------  -------  -------       ------
Increase (decrease) in
  net assets.................    341,258       165,739      76,832  266,014    5,532  144,580       15,769
Net assets at beginning
  of year....................    165,739            --     444,620  178,606  337,650  193,070           --
                                --------       -------     -------  -------  -------  -------       ------
Net assets at end of year....   $506,997       165,739     521,452  444,620  343,182  337,650       15,769
                                ========       =======     =======  =======  =======  =======       ======
Changes in units (note
  5):
   Units purchased...........     25,556        13,392      29,207   41,344   15,168   25,877        1,748
   Units redeemed............     (3,118)         (653)    (22,642)  (7,831) (19,209)  (9,254)        (267)
                                --------       -------     -------  -------  -------  -------       ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     22,438        12,739       6,565   33,513   (4,041)  16,623        1,481
                                ========       =======     =======  =======  =======  =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 AIM Variable
                                  Insurance
                              Funds (continued)            The Alger American Fund
                              -----------------  ------------------------------------------
                                                                          Alger American
                               AIM V.I. Premier     Alger American     Small Capitalization
                                Equity Fund --    Growth Portfolio --      Portfolio --
                               Series I shares      Class O Shares        Class O Shares
                              -----------------  --------------------  --------------------
                                  Year ended          Year ended            Year ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2004      2003      2004       2003       2004       2003
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,812      499    (46,794)   (44,138)   (31,338)   (23,050)
   Net realized gain
     (loss) on
     investments.............   14,926   (9,702)  (224,098)  (999,086)   138,855   (263,635)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   31,262  173,684    469,063  2,442,836    330,195  1,103,508
   Capital gain
     distributions...........       --       --         --         --         --         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   48,000  164,481    198,171  1,399,612    437,712    816,823
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  128,948  184,600    414,296    493,105    253,145    301,236
   Loan interest.............     (297)     408     (2,363)    (2,114)    12,928     (1,038)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........  (21,126)      --    (33,736)   (41,422)   (15,732)    (8,826)
     Surrenders..............  (23,345) (20,217)  (189,813)  (383,280)  (104,892)  (151,282)
     Capital
       Contributions
       (withdrawal)..........       --       --         --         --         --         --
     Loans...................  (11,262)    (542)   (13,479)   (19,044)    (5,535)   (15,051)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (59,999) (61,213)  (367,731)  (396,094)  (208,621)  (189,054)
     Transfers (to) from
       the Guarantee
       Account...............    6,200      (15)     2,415    147,514      7,436    198,235
     Transfers (to) from
       other subaccounts.....  (23,920)     (12)  (343,757)        --     88,307         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (4,801) 103,009   (534,168)  (201,335)    27,036    134,220
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   43,199  267,490   (335,997) 1,198,277    464,748    951,043
Net assets at beginning
  of year....................  847,618  580,128  5,319,568  4,121,291  3,073,098  2,122,055
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $890,817  847,618  4,983,571  5,319,568  3,537,846  3,073,098
                              ========  =======  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   25,138   30,807     65,195     46,825    297,387     64,504
   Units redeemed............  (25,852) (14,060)   (97,336)   (58,018)  (298,132)   (54,811)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (714)  16,747    (32,141)   (11,193)      (745)     9,693
                              ========  =======  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------------------
                                AllianceBernstein     AllianceBernstein   AllianceBernstein    AllianceBernstein
                                Growth and Income    International Value   Premier Growth      Small Cap Growth
                               Portfolio -- Class B  Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              ---------------------  -------------------- -------------------  -------------------
                                    Year ended           Period from         Year ended           Year ended
                                   December 31,         November 15 to      December 31,         December 31,
                              ---------------------      December 31,     -------------------  -------------------
                                 2004        2003            2004           2004       2003      2004       2003
                              ----------  ---------  --------------------  -------   -------    -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   22,973     17,411             --         (1,285)    (1,154)     (567)      (392)
   Net realized gain
     (loss) on
     investments.............    157,502    (25,231)             1          8,770    (21,495)    7,523      9,152
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    319,106    898,867            353         32,989    105,677    22,016     59,505
   Capital gain
     distributions...........         --         --             --             --         --        --         --
                              ----------  ---------         ------         -------   -------    -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    499,581    891,047            354         40,474     83,028    28,972     68,265
                              ----------  ---------         ------         -------   -------    -------   -------
From capital
  transactions:
   Net premiums..............    706,462    851,496          5,744         60,554    167,180    25,167     31,396
   Loan interest.............     (2,386)      (278)            --            (37)        --       (46)       (20)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (207,031)    (3,749)            --             --         --        --         --
     Surrenders..............    (72,062)   (59,622)            --         (7,899)    (2,964)   (5,613)    (9,863)
     Capital
       Contributions
       (withdrawal)..........         --         --             --             --         --        --         --
     Loans...................    (23,014)      (887)            --         (5,568)        28    (1,007)        --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (241,931)  (182,508)           (37)       (33,028)   (30,778)  (13,552)   (12,969)
     Transfers (to) from
       the Guarantee
       Account...............     67,531    579,197              1          8,746     11,781     2,659     (3,878)
     Transfers (to) from
       other subaccounts.....     44,033    153,650          7,589        (15,876)     3,466    45,092    (41,472)
                              ----------  ---------         ------         -------   -------    -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    271,602  1,337,299         13,297          6,892    148,713    52,700    (36,806)
                              ----------  ---------         ------         -------   -------    -------   -------
Increase (decrease) in
  net assets.................    771,183  2,228,346         13,651         47,366    231,741    81,672     31,459
Net assets at beginning
  of year....................  4,323,498  2,095,152             --        502,170    270,429   166,949    135,490
                              ----------  ---------         ------         -------   -------    -------   -------
Net assets at end of year.... $5,094,681  4,323,498         13,651        549,536    502,170   248,621    166,949
                              ==========  =========         ======         =======   =======    =======   =======
Changes in units
  (note 5):
   Units purchased...........    238,611    172,252          1,296         32,932     32,241    12,753      6,961
   Units redeemed............   (213,420)   (26,779)            (4)       (32,817)    (5,939)   (6,467)   (10,856)
                              ----------  ---------         ------         -------   -------    -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     25,191    145,473          1,293            114     26,302     6,286     (3,895)
                              ==========  =========         ======         =======   =======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            AllianceBernstein Variable
                               Products Series Fund,
                                 Inc. (continued)                     Dreyfus
                            --------------------------  -----------------------------------
                                                                              The Dreyfus
                                                        Dreyfus Investment     Socially
                                 AllianceBernstein        Portfolios --       Responsible
                                    Technology           Emerging Markets    Growth Fund,
                                   Portfolio --            Portfolio --     Inc. -- Initial
                                      Class B             Initial Shares        Shares
                            --------------------------  ------------------ ----------------
                                          Period from      Period from        Year ended
                             Year ended  May 1, 2003 to   January 1, to      December 31,
                            December 31,  December 31,     November 14,    ----------------
                                2004          2003             2003          2004     2003
                            ------------ -------------- ------------------ -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $   (105)         (15)             (260)         (20)    (216)
 Net realized gain
   (loss) on investments...        693           70            43,296        2,084   (1,469)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     12,270        1,978             1,409        3,126   21,129
 Capital gain
   distributions...........         --           --                --           --       --
                              --------       ------          --------      -------  -------
    Increase (decrease)
     in net assets from
     operations............     12,858        2,033            44,445        5,190   19,444
                              --------       ------          --------      -------  -------
From capital
 transactions:
 Net premiums..............    130,940       21,519            40,835       21,808   27,397
 Loan interest.............         --           --               (66)          (2)      --
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........         --           --                --           --       --
   Surrenders..............        (39)          --            (2,488)      (9,005)    (538)
   Capital Contributions
    (withdrawal)...........         --           --                --           --       --
   Loans...................         --           --                25         (289)      --
   Cost of insurance and
    administrative
    expenses (note 4a).....     (4,019)        (522)          (14,404)      (9,900) (12,297)
   Transfers (to) from
    the Guarantee Account..     (2,941)       4,881           (75,051)         (13)   4,808
   Transfers (to) from
    other subaccounts......      1,011           --           (54,272)      (7,315)      --
                              --------       ------          --------      -------  -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............    124,952       25,878          (105,421)      (4,716)  19,370
                              --------       ------          --------      -------  -------
Increase (decrease) in
 net assets................    137,810       27,911           (60,976)         474   38,814
Net assets at beginning
 of year...................     27,911           --            60,976      100,224   61,410
                              --------       ------          --------      -------  -------
Net assets at end of year..   $165,721       27,911                --      100,698  100,224
                              ========       ======          ========      =======  =======
Changes in units
 (note 5):
 Units purchased...........     10,965        2,146             2,838        4,624    6,100
 Units redeemed............     (1,199)         (46)           (9,498)      (5,397)  (2,396)
                              --------       ------          --------      -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2004 and
   2003....................      9,766        2,100            (6,660)        (772)   3,704
                              ========       ======          ========      =======  =======


                                          Eaton Vance Variable Trust
                            ------------------------------------------------------



                                                               VT Worldwide
                                 VT Floating-Rate                 Health
                                    Income Fund                Sciences Fund
                            --------------------------  --------------------------
                                          Period from                 Period from
                             Year ended  May 1, 2003 to  Year ended  May 1, 2003 to
                            December 31,  December 31,  December 31,  December 31,
                                2004          2003          2004          2003
                            ------------ -------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    11,915           512          (368)          (60)
 Net realized gain
   (loss) on investments...       184           105           418            43
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............       465           301        16,003         5,390
 Capital gain
   distributions...........        --            --            --            --
                              -------       -------       -------       -------
    Increase (decrease)
     in net assets from
     operations............    12,564           918        16,053         5,373
                              -------       -------       -------       -------
From capital
 transactions:
 Net premiums..............   393,265       181,507       140,714       104,693
 Loan interest.............        --            --             2            --
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........        --            --            --            --
   Surrenders..............   (24,143)           --          (741)           --
   Capital Contributions
    (withdrawal)...........        --            --            --            --
   Loans...................        --            --             3            --
   Cost of insurance and
    administrative
    expenses (note 4a).....   (11,683)         (713)      (10,139)       (1,190)
   Transfers (to) from
    the Guarantee Account..     1,007          (216)       35,289        37,212
   Transfers (to) from
    other subaccounts......   147,073            --        (2,864)           --
                              -------       -------       -------       -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............   505,519       180,578       162,264       140,715
                              -------       -------       -------       -------
Increase (decrease) in
 net assets................   518,083       181,496       178,317       146,088
Net assets at beginning
 of year...................   181,496            --       146,088            --
                              -------       -------       -------       -------
Net assets at end of year..   699,579       181,496       324,405       146,088
                              =======       =======       =======       =======
Changes in units
 (note 5):
 Units purchased...........    62,024        17,817        15,292        12,272
 Units redeemed............   (13,197)          (91)       (2,010)         (103)
                              -------       -------       -------       -------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2004 and
   2003....................    48,827        17,726        13,282        12,169
                              =======       =======       =======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Evergreen Variable
                                Annuity Trust                     Federated Insurance Series
                              ------------------ ------------------------------------------------------------
                                                       Federated                            Federated High
                                 Evergreen VA      American Leaders        Federated          Income Bond
                                Omega Fund --         Fund II --        Capital Income        Fund II --
                                   Class 2          Primary Shares          Fund II         Primary Shares
                              ------------------ --------------------  ----------------  --------------------
                                 Period from          Year ended          Year ended          Year ended
                                April 30, 2004       December 31,        December 31,        December 31,
                               to December 31,   --------------------  ----------------  --------------------
                                     2004           2004       2003      2004     2003      2004       2003
                              ------------------ ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $    --           6,209      6,671   19,878   30,091     89,292     78,512
   Net realized gain
     (loss) on
     investments.............           90          81,123    (72,754) (73,269) (81,386)    39,179    164,788
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        2,310          41,099    394,509  124,637  153,220     (3,926)    51,126
   Capital gain
     distributions...........           --              --         --       --       --         --         --
                                   -------       ---------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........        2,400         128,431    328,426   71,246  101,925    124,545    294,426
                                   -------       ---------  ---------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............           --          66,590     76,932   36,733   40,639     85,687    102,595
   Loan interest.............           --            (959)      (252)    (265)    (469)      (769)    (4,673)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........           --          (1,620)        --   (3,930)  (1,308)   (16,807)        --
     Surrenders..............           --        (178,369)   (61,255) (17,295) (14,611)  (137,467)   (41,422)
     Capital
       Contributions
       (withdrawal)..........           --              --         --       --       --         --         --
     Loans...................           --          (1,615)     2,542   (1,997)  (3,359)     1,249      5,158
     Cost of insurance
       and
       administrative
       expenses (note 4a)....         (313)        (72,469)   (72,831) (40,512) (41,179)   (96,980)   (99,560)
     Transfers (to) from
       the Guarantee
       Account...............        7,483         (17,402)   119,372      629   15,979    (20,780)   (21,084)
     Transfers (to) from
       other subaccounts.....       24,435         (18,300)        --  146,176       --    (19,136)        --
                                   -------       ---------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       31,605        (224,144)    64,508  119,539   (4,308)  (205,003)   (58,986)
                                   -------       ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................       34,005         (95,713)   392,934  190,785   97,617    (80,458)   235,440
Net assets at beginning
  of year....................           --       1,602,905  1,209,971  633,802  536,185  1,515,164  1,279,724
                                   -------       ---------  ---------  -------  -------  ---------  ---------
Net assets at end of year....      $34,005       1,507,192  1,602,905  824,587  633,802  1,434,706  1,515,164
                                   =======       =========  =========  =======  =======  =========  =========
Changes in units
  (note 5):
   Units purchased...........        4,332          97,376     14,303   55,654    4,903     76,939      8,165
   Units redeemed............       (1,164)       (110,122)   (10,281) (46,016)  (5,378)   (88,948)   (10,122)
                                   -------       ---------  ---------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from
     capital transactions
     with policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........        3,168         (12,746)     4,022    9,638     (475)   (12,009)    (1,957)
                                   =======       =========  =========  =======  =======  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Federated Insurance Series
                              -----------------------------------------------------------
                                                   Federated
                                Federated High   International
                                 Income Bond         Small         Federated Kaufmann
                              Fund II -- Service    Company        Fund II -- Service
                                    Shares          Fund II              Shares
                              -----------------  ------------- --------------------------
                                  Year ended      Period from                Period from
                                 December 31,    January 1, to  Year ended  May 1, 2003 to
                              -----------------  November 14,  December 31,  December 31,
                                2004      2003       2003          2004          2003
                              --------  -------  ------------- ------------ --------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 51,638   24,857        (208)        (965)         (186)
   Net realized gain
     (loss) on
     investments.............   17,034    5,496      10,739        9,973           149
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   15,409   59,948      13,484       68,372        16,599
   Capital gain
     distributions...........       --       --          --           --            --
                              --------  -------     -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   84,081   90,301      24,015       77,380        16,562
                              --------  -------     -------      -------       -------
From capital
  transactions:
   Net premiums..............  270,927  294,094      40,711      298,931       245,565
   Loan interest.............       (1)      --          --          (34)           --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........       --       --          --           --            --
     Surrenders..............  (41,097) (23,436)    (10,157)          (5)           --
     Capital
       Contributions
       (withdrawal)..........       --       --          --           --            --
     Loans...................      (26)  40,953          --       (1,991)           --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (41,259) (35,761)     (4,549)     (15,925)       (2,140)
     Transfers (to) from
       the Guarantee
       Account...............  (36,731)  52,593     (37,229)      12,974        41,862
     Transfers (to) from
       other subaccounts.....  (38,908)  85,473     (55,789)      27,881         8,270
                              --------  -------     -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  112,905  413,916     (67,013)     321,831       293,557
                              --------  -------     -------      -------       -------
Increase (decrease) in
  net assets.................  196,986  504,217     (42,998)     399,211       310,119
Net assets at beginning
  of year....................  789,659  285,442      42,998      310,119            --
                              --------  -------     -------      -------       -------
Net assets at end of year.... $986,645  789,659          --      709,330       310,119
                              ========  =======     =======      =======       =======
Changes in units
  (note 5):
   Units purchased...........   37,493   42,256       5,012       31,032        23,282
   Units redeemed............  (28,339)  (5,307)    (13,302)      (7,907)         (170)
                              --------  -------     -------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    9,153   36,949      (8,290)      23,125        23,112
                              ========  =======     =======      =======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           Fidelity Variable Insurance Products Fund
                              ------------------------------------------------------------------
                                                            VIP Asset
                                                           Manager/SM/
                                VIP Asset Manager/SM/     Portfolio --       VIP Contrafund(R)
                              Portfolio -- Initial Class Service Class 2 Portfolio -- Initial Class
                              ------------------------   --------------- ------------------------
                                                           Period from
                                                            April 30,
                               Year ended    Year ended      2004 to      Year ended    Year ended
                              December 31,  December 31,  December 31,   December 31,  December 31,
                                  2004          2003          2004           2004          2003
                              ------------  ------------ --------------- ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  132,417       216,837          --         (104,098)      (68,922)
   Net realized gain
     (loss) on
     investments.............     (74,545)     (302,483)          2          602,682      (281,413)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     261,181     1,364,117       1,327        1,547,898     3,361,070
   Capital gain
     distributions...........          --            --          --               --            --
                               ----------    ----------      ------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........     319,053     1,278,471       1,329        2,046,482     3,010,735
                               ----------    ----------      ------       ----------    ----------
From capital
  transactions:
   Net premiums..............     363,501       331,271      32,011          657,363       702,742
   Loan interest.............       7,040         4,540          --           22,649        13,789
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (277,394)      (82,195)         --         (106,903)      (61,533)
     Surrenders..............    (343,264)     (373,759)         --         (696,994)     (403,913)
     Capital
       Contributions
       (withdrawal)..........          --            --          --               --            --
     Loans...................    (179,982)      (49,062)         --          (30,872)      (41,994)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (263,006)     (315,793)       (278)        (638,663)     (631,092)
     Transfers (to) from
       the Guarantee
       Account...............       9,760    (1,059,245)         64           12,975       775,131
     Transfers (to) from
       other subaccounts.....     181,840            --          --          776,311            --
                               ----------    ----------      ------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (501,505)   (1,544,243)     31,797           (4,134)      353,130
                               ----------    ----------      ------       ----------    ----------
Increase (decrease) in
  net assets.................    (182,452)     (265,772)     33,126        2,042,348     3,363,865
Net assets at beginning
  of year....................   7,867,352     8,133,124          --       14,379,070    11,015,205
                               ----------    ----------      ------       ----------    ----------
Net assets at end of year....  $7,684,900     7,867,352      33,126       16,421,418    14,379,070
                               ==========    ==========      ======       ==========    ==========
Changes in units
  (note 5):
   Units purchased...........      39,308        11,474       3,195          199,450        49,259
   Units redeemed............     (57,114)      (65,179)        (30)        (199,312)      (36,707)
                               ----------    ----------      ------       ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (17,806)      (53,705)      3,166              138        12,552
                               ==========    ==========      ======       ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------
                                                                   VIP Dynamic                VIP Equity-
                                VIP Contrafund(R)              Capital Appreciation             Income
                              Portfolio -- Service Class 2 Portfolio -- Service Class 2 Portfolio -- Initial Class
                              ---------------------------  ---------------------------  -------------------------
                                    Year ended                            Period from         Year ended
                                   December 31,             Year ended    May 1, 2003        December 31,
                              ---------------------------  December 31, to December 31, -------------------------
                                 2004           2003           2004          2003          2004          2003
                               ----------     ---------    ------------ ---------------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (2,969)       (1,547)          (17)           (3)         89,383       114,929
   Net realized gain
     (loss) on
     investments.............    137,359        17,975           (15)            5         444,909      (740,380)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    271,633       427,378         1,018           114       1,186,892     4,689,747
   Capital gain
     distributions...........         --            --            --            --          66,469            --
                               ----------     ---------       ------         -----       ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    406,023       443,806           986           116       1,787,653     4,064,296
                               ----------     ---------       ------         -----       ----------   ----------
From capital
  transactions:
   Net premiums..............    824,948       870,674        44,128           143         690,490       754,274
   Loan interest.............     (2,006)          (94)           --            --         (11,867)       (9,488)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (163,231)           --            --            --        (244,046)     (174,536)
     Surrenders..............    (86,031)      (17,224)           --            --      (1,202,657)     (827,311)
     Capital
       Contributions
       (withdrawal)..........         --            --            --            --              --            --
     Loans...................     (3,073)         (767)           --            --         (95,506)      (59,369)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (188,814)     (137,779)         (986)          (68)       (695,840)     (689,066)
     Transfers (to) from
       the Guarantee
       Account...............     17,313       260,091         1,060         1,914          (9,815)      491,548
     Transfers (to) from
       other subaccounts.....     46,484       227,938            --            --         242,561            --
                               ----------     ---------       ------         -----       ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    445,590     1,202,839        44,202         1,989      (1,326,680)     (513,948)
                               ----------     ---------       ------         -----       ----------   ----------
Increase (decrease) in
  net assets.................    851,613     1,646,645        45,188         2,105         460,973     3,550,348
Net assets at beginning
  of year....................  2,499,912       853,267         2,105            --      18,143,543    14,593,195
                               ----------     ---------       ------         -----       ----------   ----------
Net assets at end of year.... $3,351,525     2,499,912        47,293         2,105      18,604,516    18,143,543
                               ==========     =========       ======         =====       ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    127,757       161,828         3,832           183          81,541        28,219
   Units redeemed............    (84,993)      (18,920)         (101)           (6)       (111,303)      (45,279)
                               ----------     ---------       ------         -----       ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     42,764       142,908         3,730           177         (29,762)      (17,060)
                               ==========     =========       ======         =====       ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------
                                VIP Equity-Income        VIP Growth &        VIP Growth &
                                   Portfolio --       Income Portfolio --  Income Portfolio --
                                 Service Class 2         Initial Class      Service Class 2
                              ---------------------  --------------------  ------------------
                                    Year ended            Year ended          Year ended
                                   December 31,          December 31,        December 31,
                              ---------------------  --------------------  ------------------
                                 2004        2003       2004       2003      2004      2003
                              ----------  ---------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   34,435     19,036      2,521      6,078    3,046     1,654
   Net realized gain
     (loss) on
     investments.............     82,225       (727)    43,725    (86,888)  15,412       459
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    232,291    522,702     43,605    456,286   19,971    88,825
   Capital gain
     distributions...........     10,604         --         --         --       --        --
                              ----------  ---------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    359,555    541,011     89,851    375,476   38,429    90,938
                              ----------  ---------  ---------  ---------  -------   -------
From capital
  transactions:
   Net premiums..............    779,185    891,543    192,020    243,747  280,127   272,347
   Loan interest.............       (766)      (434)        44     (2,076)    (158)      (26)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (10,558)   (13,308)        --    (14,266)      --        --
     Surrenders..............    (84,414)   (28,725)  (425,140)  (109,964) (43,877)   (4,177)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --       --        --
     Loans...................     (9,044)    (4,139)    (2,495)   (15,651)  (1,775)     (353)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (173,180)  (117,766)  (166,762)  (193,257) (59,634)  (47,525)
     Transfers (to) from
       the Guarantee
       Account...............     86,892    179,900    (19,627)   295,294   14,880    35,727
     Transfers (to) from
       other subaccounts.....     48,206    102,982    (32,261)        --  (46,413)   34,448
                              ----------  ---------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    636,321  1,010,053   (454,221)   203,827  143,150   290,441
                              ----------  ---------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets.................    995,876  1,551,064   (364,370)   579,303  181,579   381,379
Net assets at beginning
  of year....................  2,745,436  1,194,372  2,270,902  1,691,599  630,414   249,035
                              ----------  ---------  ---------  ---------  -------   -------
Net assets at end of year.... $3,741,312  2,745,436  1,906,532  2,270,902  811,993   630,414
                              ==========  =========  =========  =========  =======   =======
Changes in units
  (note 5):
   Units purchased...........    121,568    129,855     77,991     35,833   43,508    41,803
   Units redeemed............    (63,609)   (17,964)  (107,892)   (22,896) (27,952)   (6,408)
                              ----------  ---------  ---------  ---------  -------   -------
   Net increase
     (decrease) in units
     from
     capital transactions
     with policy owners
     during the years or
     lesser
     periods ended
     December 31, 2004
     and 2003................     57,959    111,891    (29,901)    12,937   15,556    35,395
                              ==========  =========  =========  =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------
                                  VIP Growth
                                 Opportunities          VIP Growth             VIP Growth
                                 Portfolio --          Portfolio --           Portfolio --
                                 Initial Class         Initial Class         Service Class 2
                              ------------------  ----------------------  --------------------
                                  Year ended            Year ended             Year ended
                                 December 31,          December 31,           December 31,
                              ------------------  ----------------------  --------------------
                                2004      2003       2004        2003        2004       2003
                              --------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,060)     (850)    (94,196)    (86,996)    (5,041)    (4,079)
   Net realized gain
     (loss) on
     investments.............    4,733  (101,283)     10,876    (786,181)    36,076    (27,469)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   32,299   258,120     374,135   4,172,451     12,869    337,495
   Capital gain
     distributions...........       --        --          --          --         --         --
                              --------  --------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   34,972   155,987     290,815   3,299,274     43,904    305,947
                              --------  --------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............   62,585    91,081     838,064     926,430    418,270    315,685
   Loan interest.............   (1,640)     (864)    (21,505)    (19,122)      (237)        32
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........       --      (610)   (144,570)   (104,863)      (245)        --
     Surrenders..............  (18,611)  (21,779)   (740,199)   (481,806)   (61,263)   (14,204)
     Capital
       Contributions
       (withdrawal)..........       --        --          --          --         --         --
     Loans...................     (109)  (45,674)   (148,013)    (73,087)    (7,487)    (2,792)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (41,473)  (51,890)   (647,775)   (670,947)  (116,087)   (97,830)
     Transfers (to) from
       the Guarantee
       Account...............   (2,120)  (33,821)      1,781       7,931      5,559     84,228
     Transfers (to) from
       other subaccounts.....  (73,781)       --    (133,716)         --     18,050     87,259
                              --------  --------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (75,149)  (63,557)   (995,933)   (415,464)   256,560    372,378
                              --------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  (40,177)   92,430    (705,118)  2,883,810    300,464    678,325
Net assets at beginning
  of year....................  615,014   522,584  13,745,955  10,862,145  1,429,761    751,436
                              --------  --------  ----------  ----------  ---------  ---------
Net assets at end of year.... $574,837   615,014  13,040,837  13,745,955  1,730,225  1,429,761
                              ========  ========  ==========  ==========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   13,812    12,875      46,364      16,456    112,915     82,712
   Units redeemed............  (20,506)  (18,363)    (69,283)    (30,503)   (76,446)   (19,695)
                              --------  --------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........   (6,693)   (5,488)    (22,919)    (14,047)    36,469     63,017
                              ========  ========  ==========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Fidelity Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------
                                                                               VIP Value
                                   VIP Mid Cap            VIP Overseas        Strategies
                                   Portfolio --           Portfolio --       Portfolio --
                                 Service Class 2         Initial Class      Service Class 2
                              ---------------------  ---------------------  ---------------
                                    Year ended             Year ended         Period from
                                   December 31,           December 31,       April 30, to
                              ---------------------  ---------------------   December 31,
                                 2004        2003       2004        2003         2004
                              ----------  ---------  ----------  ---------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (18,088)    (2,423)       (518)   (20,875)         (1)
   Net realized gain
     (loss) on
     investments.............    185,885     20,879     612,049    730,884       1,923
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    644,900    517,047     120,841    918,089       7,546
   Capital gain
     distributions...........         --         --          --         --          --
                              ----------  ---------  ----------  ---------      ------
       Increase
         (decrease) in
         net assets from
         operations..........    812,697    535,503     732,372  1,628,098       9,468
                              ----------  ---------  ----------  ---------      ------
From capital
  transactions:
   Net premiums..............    633,627    692,811     231,625    230,334      26,947
   Loan interest.............     (2,018)        63      (4,633)     3,003          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (177,891)    (3,109)    (27,521)   (44,858)         --
     Surrenders..............    (76,518)    (8,314)   (173,653)  (100,934)         --
     Capital
       Contributions
       (withdrawal)..........         --         --          --         --          --
     Loans...................    (36,062)    (8,494)    (14,984)  (137,599)         --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (197,702)  (110,374)   (192,407)  (161,817)       (792)
     Transfers (to) from
       the Guarantee
       Account...............    102,064    514,518     (19,074)   156,781          76
     Transfers (to) from
       other subaccounts.....  1,086,773     21,280  (1,815,018)        --      54,360
                              ----------  ---------  ----------  ---------      ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,332,273  1,098,381  (2,015,665)   (55,090)     80,591
                              ----------  ---------  ----------  ---------      ------
Increase (decrease) in
  net assets.................  2,144,970  1,633,884  (1,283,293) 1,573,008      90,059
Net assets at beginning
  of year....................  2,413,946    780,062   6,716,871  5,143,863          --
                              ----------  ---------  ----------  ---------      ------
Net assets at end of year.... $4,558,916  2,413,946   5,433,578  6,716,871      90,059
                              ==========  =========  ==========  =========      ======
Changes in units
  (note 5):
   Units purchased...........    187,169    121,130     431,110     41,495      13,348
   Units redeemed............    (92,015)   (13,206)   (526,831)   (71,086)     (5,437)
                              ----------  ---------  ----------  ---------      ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     95,154    107,924     (95,721)   (29,591)      7,911
                              ==========  =========  ==========  =========      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                 GE Investments Funds, Inc.
                              ---------------------------------------------------------------
                                 Global Income                               International
                                     Fund              Income Fund            Equity Fund
                              ------------------  ---------------------  --------------------
                                  Year ended            Year ended            Year ended
                                 December 31,          December 31,          December 31,
                              ------------------  ---------------------  --------------------
                                 2004      2003      2004        2003       2004       2003
                              ---------  -------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  26,041   11,712     136,494    204,380      4,919        976
   Net realized gain
     (loss) on
     investments.............  (139,976)  70,241      52,248   (151,354)   129,380     17,556
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   162,963  (29,701)   (116,092)    41,387     44,683    263,362
   Capital gain
     distributions...........        --       --      32,765     70,810         --         --
                              ---------  -------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    49,028   52,252     105,415    165,223    178,982    281,894
                              ---------  -------  ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    29,973   35,397     356,833    410,319     95,564    114,583
   Loan interest.............      (109)  (4,664)    (12,038)   (18,170)    (2,777)    (1,893)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........        --       --     (11,121)   (15,959)   (24,558)        --
     Surrenders..............   (17,602) (30,813)   (118,871)   (86,798)  (111,190)   (17,054)
     Capital
       Contributions
       (withdrawal)..........        --       --  (1,573,483)        --         --         --
     Loans...................       106   (2,985)    (72,460)   (28,824)   (11,354)   (14,972)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (33,261) (36,474)   (219,090)  (318,819)   (63,388)   (49,927)
     Transfers (to) from
       the Guarantee
       Account...............     4,852   84,218      41,889   (568,326)      (338)   (66,465)
     Transfers (to) from
       other subaccounts.....    85,240       --    (603,347)   (15,190)   275,723         --
                              ---------  -------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    69,199   44,679  (2,211,688)  (641,767)   157,682    (35,728)
                              ---------  -------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   118,227   96,931  (2,106,273)  (476,544)   336,664    246,166
Net assets at beginning
  of year....................   494,091  397,160   5,395,130  5,871,674  1,084,598    838,432
                              ---------  -------  ----------  ---------  ---------  ---------
Net assets at end of year.... $ 612,318  494,091   3,288,857  5,395,130  1,421,262  1,084,598
                              =========  =======  ==========  =========  =========  =========
Changes in units (note
  5):
   Units purchased...........    30,315   13,086      77,594     50,065    161,216     13,465
   Units redeemed............   (24,632)  (8,945)   (120,637)   (91,802)  (149,525)   (18,516)
                              ---------  -------  ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     5,683    4,141     (43,042)   (41,737)    11,691     (5,051)
                              =========  =======  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------------------
                                     Mid-Cap                  Money             Premier Growth          Real Estate
                                   Equity Fund             Market Fund            Equity Fund         Securities Fund
                              ---------------------  ----------------------  --------------------  --------------------
                                    Year ended             Year ended             Year ended            Year ended
                                   December 31,           December 31,           December 31,          December 31,
                              ---------------------  ----------------------  --------------------  --------------------
                                 2004        2003       2004        2003        2004       2003       2004       2003
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   21,544     31,392      16,690     (37,361)     1,535    (12,083)   246,734     80,270
   Net realized gain
     (loss) on
     investments.............    386,581    (26,693)        162          43    223,031     62,724    262,991     59,056
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (128,725) 1,170,482        (217)         11    (21,576)   549,651    430,459    537,726
   Capital gain
     distributions...........    523,881         --          --          --         --         --    437,612    156,857
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    803,281  1,175,181      16,635     (37,307)   202,990    600,292  1,377,796    833,909
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    782,847    802,222   4,032,061   6,238,998    443,560    670,202    536,026    317,612
   Loan interest.............     (1,401)    (1,020)    (81,021)    (28,241)    (1,377)      (586)    (4,498)    (4,353)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (62,988)      (211)   (628,403)   (384,796)   (58,876)    (2,165)    (9,260)    (5,717)
     Surrenders..............   (318,610)  (135,645) (5,561,912) (1,696,042)   (49,576)   (93,289)  (176,140)  (157,784)
     Capital
       Contributions
       (withdrawal)..........         --         --          (2)     (5,968)        --         --         --         --
     Loans...................    (41,514)   (29,471)     12,225    (969,004)   (13,229)        (8)   (21,343)   (45,728)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (310,566)  (274,390) (1,324,015) (1,618,992)  (255,254)  (227,747)  (232,625)  (180,697)
     Transfers (to) from
       the Guarantee
       Account...............    (42,688)   802,971  (1,287,698) (4,828,837)    18,311    791,998     57,569    748,880
     Transfers (to) from
       other subaccounts.....   (242,570)   (91,740)   (997,928) (1,201,096)   (94,915)   (58,020)   840,219     56,840
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (237,490) 1,072,716  (5,836,693) (4,493,978)   (11,356) 1,080,385    989,948    729,053
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    565,791  2,247,897  (5,820,058) (4,531,285)   191,634  1,680,677  2,367,744  1,562,962
Net assets at beginning
  of year....................  5,498,447  3,250,550  24,016,589  28,547,874  3,345,175  1,664,498  3,729,836  2,166,874
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of year.... $6,064,238  5,498,447  18,196,531  24,016,589  3,536,809  3,345,175  6,097,580  3,729,836
                              ==========  =========  ==========  ==========  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........    219,686    111,153   2,957,541     196,763    152,065    170,883    115,819     56,835
   Units redeemed............   (219,184)   (35,606) (3,263,323)   (435,502)  (153,730)   (44,294)   (66,868)   (19,520)
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........        502     75,547    (305,782)   (238,739)    (1,666)   126,589     48,951     37,315
                              ==========  =========  ==========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------------------
                                     S&P 500(R)           Small-Cap Value
                                     Index Fund             Equity Fund        Total Return Fund     U.S. Equity Fund
                              -----------------------  --------------------  --------------------  --------------------
                                     Year ended             Year ended            Year ended            Year ended
                                    December 31,           December 31,          December 31,          December 31,
                              -----------------------  --------------------  --------------------  --------------------
                                  2004        2003        2004       2003       2004       2003       2004       2003
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   230,161     127,734    152,266     (2,003)    41,875     16,667     17,860      5,025
   Net realized gain
     (loss) on
     investments.............     496,012  (1,222,671)   137,618      8,592     71,070    (49,039)    27,093    (54,005)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,464,988   5,827,406     18,464    315,313    304,017    784,107    121,741    449,227
   Capital gain
     distributions...........          --          --     60,143         --     71,633         --         --         --
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,191,161   4,732,469    368,491    321,902    488,595    751,735    166,694    400,247
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   3,334,002   3,266,864    577,633    528,997  1,712,729    672,822    269,103    378,735
   Loan interest.............     (25,616)    (14,879)    13,599       (198)    (6,114)    (5,868)    (7,407)    (9,008)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (200,495)    (61,023)   (79,387)       (49)   (17,162)   (64,203)   (27,819)   (16,677)
     Surrenders..............  (2,044,107)   (783,229)   (37,962)    (9,677)  (252,069)   (96,069)   (66,669)  (100,444)
     Capital
       Contributions
       (withdrawal)..........          --          --         --         --         --         --         --         --
     Loans...................      66,526    (112,273)    (5,979)    25,732    (85,156)   (18,934)   (22,042)    (3,563)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (1,767,356) (1,715,408)  (143,138)  (102,102)  (329,335)  (256,486)  (156,918)  (162,713)
     Transfers (to) from
       the Guarantee
       Account...............     210,203     597,655     41,186    498,058    251,769    322,651     88,714    104,013
     Transfers (to) from
       other subaccounts.....      96,707     269,848    295,973     26,038    504,093         --    105,064      6,547
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (330,136)  1,447,555    661,925    966,799  1,778,755    553,913    182,026    196,890
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   1,861,025   6,180,024  1,030,416  1,288,701  2,267,350  1,305,648    348,720    597,137
Net assets at beginning
  of year....................  22,827,343  16,647,319  2,077,548    788,847  5,100,365  3,794,717  2,136,801  1,539,664
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $24,688,368  22,827,343  3,107,964  2,077,548  7,367,715  5,100,365  2,485,521  2,136,801
                              ===========  ==========  =========  =========  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........     408,676     291,056    454,669     97,657    184,055     50,425     61,475     50,789
   Units redeemed............    (331,510)   (119,231)  (405,476)   (10,988)   (36,669)   (14,671)   (43,565)   (25,611)
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........      77,165     171,825     49,193     86,669    147,387     35,754     17,910     25,178
                              ===========  ==========  =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                GE Investments
                              Funds, Inc. (continued) Goldman Sachs Variable Insurance Trust
                              ----------------------  --------------------------------------
                                                        Goldman Sachs       Goldman Sachs
                                                         Growth and            Mid Cap
                              Value Equity Fund          Income Fund         Value Fund
                              ----------------------  ----------------  --------------------
                                  Year ended             Year ended          Year ended
                                 December 31,           December 31,        December 31,
                              ----------------------  ----------------  --------------------
                                2004         2003       2004     2003      2004       2003
                               --------     -------   -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  9,259       8,530      4,758    1,163    188,732     (3,245)
   Net realized gain
     (loss) on
     investments.............   24,172          65     28,662   (9,874)   522,475     27,152
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   46,721     116,846     32,504   60,964    113,284    804,482
   Capital gain
     distributions...........       --          --         --       --    308,125     45,545
                               --------     -------   -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   80,152     125,441     65,924   52,253  1,132,616    873,934
                               --------     -------   -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............  159,721     332,373     23,278   24,368    195,807    207,425
   Loan interest.............        9         (78)    (1,166)      25      2,058     (6,323)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........  (19,466)         --         --       --     (1,024)   (46,923)
     Surrenders..............   (8,926)     (8,797)    (4,996)  (6,495)  (104,261)  (107,404)
     Capital
       Contributions
       (withdrawal)..........       --          --         --       --         --         --
     Loans...................   (1,803)       (823)    (4,250)     192     83,717   (220,363)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (54,444)    (43,329)   (18,134) (18,496)  (194,848)  (176,839)
     Transfers (to) from
       the Guarantee
       Account...............   51,203     130,597     (5,666)     376    (18,179)   414,896
     Transfers (to) from
       other subaccounts.....  (91,413)     (1,724)   262,424       --    275,624         --
                               --------     -------   -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   34,881     408,219    251,490      (30)   238,894     64,469
                               --------     -------   -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  115,033     533,660    317,414   52,223  1,371,510    938,403
Net assets at beginning
  of year....................  819,535     285,875    293,674  241,451  4,613,293  3,674,890
                               --------     -------   -------  -------  ---------  ---------
Net assets at end of year.... $934,568     819,535    611,088  293,674  5,984,803  4,613,293
                               ========     =======   =======  =======  =========  =========
Changes in units
  (note 5):
   Units purchased...........   29,057      55,089     74,625    7,488    293,075     24,407
   Units redeemed............  (25,154)     (6,834)   (48,032)  (7,850)  (280,191)   (28,150)
                               --------     -------   -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    3,903      48,255     26,593     (362)    12,884     (3,743)
                               ========     =======   =======  =======  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Greenwich Street Series Fund                         Janus Aspen Series
                              --------------------------   -----------------------------------------------------------------
                               Salomon Brothers Variable                                                Capital Appreciation
                               Aggressive Growth Fund --   Balanced Portfolio --  Balanced Portfolio --     Portfolio --
                                       Class II             Institutional Shares     Service Shares     Institutional Shares
                              --------------------------   ---------------------  --------------------  --------------------
                                             Period from         Year ended            Year ended            Year ended
                               Year ended   May 1, 2003 to      December 31,          December 31,          December 31,
                              December 31,   December 31,  ---------------------  --------------------  --------------------
                                  2004           2003         2004        2003       2004       2003       2004       2003
                              ------------  -------------- ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    (76)           (5)       103,454    112,813     70,474     40,961    (19,849)   (13,741)
   Net realized gain
     (loss) on
     investments.............       (182)          141        125,183   (133,647)    41,885     (7,009)   (60,132)  (467,812)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     12,363         3,500        381,456  1,145,746    161,535    293,165    571,902  1,099,246
   Capital gain
     distributions...........         --            --             --         --         --         --         --         --
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     12,105         3,636        610,093  1,124,912    273,894    327,117    491,921    617,693
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    100,849        67,667        457,308    619,056    533,572    579,222    317,008    438,509
   Loan interest.............         --            --        (15,227)   (15,491)      (795)      (572)    (1,581)    (1,508)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........         --            --       (204,479)  (136,140)      (226)    (1,475)    (6,895)    (7,418)
     Surrenders..............        (40)           --       (477,955)  (197,895)  (120,310)   (22,958)  (398,903)  (369,621)
     Capital
       Contributions
       (withdrawal)..........         --            --             --         --         --         --         --         --
     Loans...................       (754)           --        (93,368)   (32,690)    (5,420)    (4,009)    (4,679)       574
     Cost of insurance
       and
       administrative
       expenses (note 4a)....     (7,256)         (922)      (501,992)  (590,913)  (223,490)  (199,028)  (259,431)  (309,352)
     Transfers (to) from
       the Guarantee
       Account...............       (106)        1,294         (1,208)  (345,029)   119,975    370,271      9,060   (491,128)
     Transfers (to) from
       other subaccounts.....      4,592            --       (630,668)        --    159,271    127,765   (248,556)        --
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     97,285        68,039     (1,467,589)  (699,102)   462,577    849,216   (593,977)  (739,944)
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    109,390        71,675       (857,496)   425,810    736,471  1,176,333   (102,056)  (122,251)
Net assets at beginning
  of year....................     71,675            --      9,309,506  8,883,696  3,123,213  1,946,880  3,288,292  3,410,543
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year....   $181,065        71,675      8,452,010  9,309,506  3,859,684  3,123,213  3,186,236  3,288,292
                                ========        ======     ==========  =========  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........      8,765         5,722         44,650     34,029    117,007    116,865     26,612     22,546
   Units redeemed............     (1,286)          (77)      (106,122)   (63,934)   (72,112)   (25,196)   (54,328)   (60,877)
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........      7,479         5,645        (61,472)   (29,905)    44,895     91,669    (27,716)   (38,331)
                                ========        ======     ==========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                             Janus Aspen Series (continued)
                                    -------------------------------------------------------------------------------
                                         Capital             Flexible            Global Life           Global
                                       Appreciation           Income              Sciences           Technology
                                       Portfolio --        Portfolio --         Portfolio --        Portfolio --
                                      Service Shares   Institutional Shares    Service Shares      Service Shares
                                    -----------------  --------------------  ------------------  ------------------
                                        Year ended          Year ended           Year ended          Year ended
                                       December 31,        December 31,         December 31,        December 31,
                                    -----------------  --------------------  ------------------  ------------------
                                      2004      2003      2004       2003      2004      2003      2004      2003
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ (1,555)    (492)    53,947     46,649    (5,069)   (3,909)   (2,870)   (1,987)
   Net realized gain
     (loss) on
     investments...................   13,842   (5,547)     8,929   (120,025)   64,379   (76,721) (151,401) (100,932)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   81,757   66,743    (38,149)   150,336    49,692   227,912   125,931   202,565
   Capital gain
     distributions.................       --       --      8,679         --        --        --        --        --
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations................   94,044   60,704     33,406     76,960   109,002   147,282   (28,340)   99,646
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
From capital
  transactions:
   Net premiums....................  186,180  200,567     76,990    118,538    34,741    41,481    40,897    44,573
   Loan interest...................     (109)     (81)       389     (3,189)   (1,093)    2,211      (374)     (208)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits................       --       --         --    (22,749)     (885)       --        --        --
     Surrenders....................  (28,661)  (1,036)   (28,134)   (68,539)  (17,294)     (239)  (18,665)   (7,394)
     Capital
       Contributions
       (withdrawal)................       --       --         --         --        --        --        --        --
     Loans.........................     (238)    (771)   (21,600)     6,764    (8,891)  (18,884)   (4,752)     (462)
     Cost of insurance
       and
       administrative
       expenses (note 4a)..........  (51,220) (47,577)   (64,680)   (93,973)  (33,771)  (30,000)  (26,119)  (27,402)
     Transfers (to) from
       the Guarantee
       Account.....................    3,449    7,853     13,047     93,751        19  (134,590)   (1,788)  114,456
     Transfers (to) from
       other subaccounts...........     (185)     125   (173,735)        --    43,023        --     7,650        --
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  109,216  159,080   (197,723)    30,603    15,849  (140,021)   (3,151)  123,563
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
Increase (decrease) in
  net assets.......................  203,260  219,784   (164,317)   107,563   124,851     7,261   (31,491)  223,209
Net assets at beginning
  of year..........................  445,018  225,234  1,249,772  1,142,209   674,940   667,679   375,965   152,756
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
Net assets at end of year.......... $648,278  445,018  1,085,455  1,249,772   799,791   674,940   344,474   375,965
                                    ========  =======  =========  =========  ========  ========  ========  ========
Changes in
  units (note 5):
   Units purchased.................   29,989   29,033     27,760     12,183   182,142     8,697   137,865    55,700
   Units redeemed..................  (16,119)  (6,707)   (38,670)    (9,699) (178,703)  (28,922) (146,206)  (13,152)
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003.................   13,870   22,326    (10,910)     2,484     3,439   (20,225)   (8,341)   42,548
                                    ========  =======  =========  =========  ========  ========  ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                              ------------------------------------------------------------------------------------
                                                                          International Growth    International
                                Growth Portfolio --   Growth Portfolio --     Portfolio --      Growth Portfolio --
                               Institutional Shares    Service Shares     Institutional Shares   Service Shares
                              ----------------------  ------------------  --------------------  ------------------
                                    Year ended           Year ended            Year ended          Year ended
                                   December 31,         December 31,          December 31,        December 31,
                              ----------------------  ------------------  --------------------  ------------------
                                  2004        2003      2004      2003       2004       2003      2004      2003
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (68,133)   (71,293)  (1,445)   (1,195)     (1,706)     8,412    4,107     3,252
   Net realized gain
     (loss) on
     investments.............      18,998   (627,698)   1,287    (8,543)    320,252     97,163   40,035    (5,204)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     300,531  2,892,261   12,511    80,684     344,391    884,934   89,251   153,641
   Capital gain
     distributions...........          --         --       --        --          --         --       --        --
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     251,396  2,193,270   12,353    70,946     662,937    990,509  133,393   151,689
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
From capital
  transactions:
   Net premiums..............     765,584    850,214   49,845    63,697     286,627    350,192  166,612   247,951
   Loan interest.............      (4,402)    (3,252)     (70)      (14)      2,411     (6,903)     (69)       (7)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (193,116)   (84,634)      --        --        (360)      (988)      --        --
     Surrenders..............    (389,607)  (333,624)  (3,607)   (5,521)   (173,951)   (78,286) (17,990)   (4,286)
     Capital
       Contributions
       (withdrawal)..........          --         --       --        --          --         --       --        --
     Loans...................      37,526     13,432   (1,179)   (2,518)    (21,415)    (6,092)    (244)     (140)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (549,241)  (584,887) (33,135)  (33,993)   (251,399)  (250,194) (44,984)  (37,557)
     Transfers (to) from
       the Guarantee
       Account...............      (7,543)  (282,063)   1,571    10,160      18,538     29,462    4,525    21,338
     Transfers (to) from
       other subaccounts.....    (749,611)        --   12,536     1,999    (145,480)        --  (84,735)   54,693
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,090,410)  (424,814)  25,961    33,810    (285,029)    37,191   23,115   281,992
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
Increase (decrease) in
  net assets.................    (839,014) 1,768,456   38,314   104,756     377,908  1,027,700  156,508   433,681
Net assets at beginning
  of year....................   9,168,982  7,400,526  316,992   212,236   4,049,767  3,022,067  658,564   224,883
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
Net assets at end of year.... $ 8,329,968  9,168,982  355,306   316,992   4,427,675  4,049,767  815,072   658,564
                              ===========  =========  =======   =======   =========  =========  =======   =======
Changes in units
  (note 5):
   Units purchased...........      73,603     48,850   15,038    14,207     161,252     38,982   35,736    53,860
   Units redeemed............    (128,844)   (72,794) (11,246)   (7,870)   (177,493)   (38,312) (29,796)   (6,291)
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (55,241)   (23,944)   3,792     6,337     (16,241)       670    5,940    47,569
                              ===========  =========  =======   =======   =========  =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                              Janus Aspen Series (continued)
                                   ------------------------------------------------------------------------------------
                                           Mid Cap               Mid Cap              Worldwide            Worldwide
                                           Growth                Growth                Growth               Growth
                                        Portfolio --          Portfolio --          Portfolio --         Portfolio --
                                        Institutional            Service            Institutional           Service
                                           Shares                Shares                Shares               Shares
                                   ----------------------  ------------------  ----------------------  ----------------
                                         Year ended            Year ended            Year ended           Year ended
                                        December 31,          December 31,          December 31,         December 31,
                                   ----------------------  ------------------  ----------------------  ----------------
                                      2004        2003        2004      2003      2004        2003       2004     2003
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................... $  (54,938)    (46,794)    (2,208)  (1,599)      1,645      10,998    3,091    2,300
   Net realized gain
     (loss) on
     investments..................   (203,675) (1,471,795)    32,903  (20,716)   (105,824) (2,141,510)   3,059  (16,594)
   Change in unrealized
     appreciation
     (depreciation) on
     investments..................  1,424,330   3,139,245    144,674  246,441     449,763   4,533,700   15,706  128,929
   Capital gain
     distributions................         --          --         --       --          --          --       --       --
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations...............  1,165,717   1,620,656    175,369  224,126     345,584   2,403,188   21,856  114,635
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums...................    757,810     867,797     82,092  156,111     832,177   1,021,444   84,033  130,240
   Loan interest..................     (2,546)     (2,353)      (810)     (90)     (5,283)     (3,869)    (172)    (156)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits...............    (11,045)         --         --       --    (221,105)   (153,050)      --       --
     Surrenders...................   (369,689)   (195,483)   (13,428)  (7,106)   (719,069)   (499,433) (12,865)  (8,885)
     Capital
       Contributions
       (withdrawal)...............         --          --         --       --          --          --       --       --
     Loans........................    (12,946)     14,996    (10,762) (41,252)    (13,927)     20,815   (5,443)    (618)
     Cost of insurance
       and
       administrative
       expenses (note 4a).........   (542,061)   (538,204)   (65,638) (60,155)   (640,379)   (730,744) (50,135) (50,247)
     Transfers (to) from
       the Guarantee
       Account....................     (4,763)   (194,547)       111   42,084     (15,118) (2,205,039)   4,567   29,890
     Transfers (to) from
       other subaccounts..........   (109,785)     42,390    (53,730)      --    (771,696)         --  (62,259)  (4,387)
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital transactions
         (note 5).................   (295,025)     (5,404)   (62,165)  89,592  (1,554,400) (2,549,876) (42,274)  95,837
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets......................    870,692   1,615,252    113,204  313,718  (1,208,816)   (146,688) (20,418) 210,472
Net assets at beginning
  of year.........................  6,264,266   4,649,014    920,759  607,041  11,349,395  11,496,083  603,667  393,195
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
Net assets at end of year......... $7,134,958   6,264,266  1,033,963  920,759  10,140,579  11,349,395  583,249  603,667
                                   ==========  ==========  =========  =======  ==========  ==========  =======  =======
Changes in units
  (note 5):
   Units purchased................     93,733      51,498     40,184   44,329     102,012      48,383   15,644   30,927
   Units redeemed.................   (108,983)    (49,722)   (51,598) (23,996)   (171,384)   (170,265) (22,914) (13,350)
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003................    (15,250)      1,776    (11,414)  20,333     (69,372)   (121,882)  (7,269)  17,577
                                   ==========  ==========  =========  =======  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Merrill Lynch Variable Series Fund, Inc.         MFS(R) Variable Insurance Trust
                              -------------------------------------------------  ------------------------------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value       MFS(R) Investors   MFS(R) Investors
                                Basic Value         Growth       Opportunities     Growth Stock           Trust
                                V.I. Fund --     V.I. Fund --     V.I. Fund --   Series -- Service  Series -- Service
                              Class III Shares Class III Shares Class III Shares   Class Shares       Class Shares
                              ---------------- ---------------- ---------------- ----------------  ------------------
                                Period from      Period from      Period from
                               April 30, 2004   April 30, 2004   April 30, 2004     Year ended         Year ended
                              to December 31,  to December 31,  to December 31,    December 31,       December 31,
                              ---------------- ---------------- ---------------- ----------------  ------------------
                                    2004             2004             2004         2004     2003      2004      2003
                              ---------------- ---------------- ---------------- -------  -------  ---------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   82               29            2,038       (1,705)  (1,060)     3,390    2,882
   Net realized gain
     (loss) on
     investments.............           2               (7)              51        7,762   (2,354)     6,303  (29,440)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         633            1,780           (4,847)      55,342   96,171     93,663  188,116
   Capital gain
     distributions...........          12               --            5,475           --       --         --       --
                                   ------           ------           ------      -------  -------  ---------  -------
       Increase
         (decrease) in
         net assets from
         operations..........         729            1,802            2,717       61,399   92,757    103,356  161,558
                                   ------           ------           ------      -------  -------  ---------  -------
From capital
  transactions:
   Net premiums..............       7,500           22,941           27,269       94,417  200,976     92,178  114,341
   Loan interest.............          --               --               --         (164)    (127)    (1,020)     (78)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --               --               --         (232)      --         --       --
     Surrenders..............          --               --               --       (6,869)  (4,209)   (39,738)      --
     Capital
       Contributions
       (withdrawal)..........          --               --               --           --       --         --       --
     Loans...................          --               --               --           --       --       (211) (57,440)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....         (63)            (335)            (328)     (39,519) (30,828)   (31,477) (27,917)
     Transfers (to) from
       the Guarantee
       Account...............          --              227              281       (3,049)  40,902      9,397     (291)
     Transfers (to) from
       other subaccounts.....          --               --           (1,394)      26,166   (7,673)   (11,860)  37,739
                                   ------           ------           ------      -------  -------  ---------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       7,437           22,833           25,828       70,750  199,041     17,269   66,354
                                   ------           ------           ------      -------  -------  ---------  -------
Increase (decrease) in
  net assets.................       8,166           24,635           28,545      132,149  291,798    120,625  227,912
Net assets at beginning
  of year....................          --               --               --      624,398  332,600    919,479  691,567
                                   ------           ------           ------      -------  -------  ---------  -------
Net assets at end of year....      $8,166           24,635           28,545      756,547  624,398  1,040,104  919,479
                                   ======           ======           ======      =======  =======  =========  =======
Changes in units
  (note 5):
   Units purchased...........         749            2,284            2,887       29,693   43,826     25,311   22,068
   Units redeemed............          (6)             (39)            (366)     (17,170)  (7,902)   (23,426) (12,459)
                                   ------           ------           ------      -------  -------  ---------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........         743            2,245            2,520       12,523   35,924      1,885    9,609
                                   ======           ======           ======      =======  =======  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              MFS(R) Variable Insurance Trust (continued)           Nations Separate Account Trust
                              -----------------------------------------   ----------------------------------------------------
                                   MFS(R) New
                              Discovery Series --     MFS(R) Utilities                                   Nations Marsico
                                    Service           Series -- Service    Nations Marsico Growth   International Opportunities
                                  Class Shares          Class Shares              Portfolio                 Portfolio
                              -------------------   --------------------  ------------------------  --------------------------
                                                                                       Period from                Period from
                                                                                          May 1,                     May 1,
                                   Year ended            Year ended        Year ended    2003 to     Year ended     2003 to
                                  December 31,          December 31,      December 31, December 31, December 31,  December 31,
                              -------------------   --------------------  ------------ ------------ ------------  ------------
                                 2004        2003      2004       2003        2004         2003         2004          2003
                              ----------   -------  ---------  ---------  ------------ ------------ ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (5,179)   (2,122)    20,142     20,990       (674)         (18)       1,947           (29)
   Net realized gain
     (loss) on
     investments.............     (1,103)   (6,871)    59,173    (19,021)     8,591          371       18,142         5,245
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     44,305   128,526    417,498    348,839     49,079        6,576       58,509        13,055
   Capital gain
     distributions...........         --        --         --         --         --           --        1,208            --
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........     38,023   119,533    496,813    350,808     56,996        6,929       79,806        18,271
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
From capital
  transactions:
   Net premiums..............    115,994   156,143    328,514    285,455    198,288       86,610      406,540        80,288
   Loan interest.............       (243)        3     (1,251)       (47)        --           --          (28)           --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (38,749)       --         --    (11,688)   (38,338)          --      (14,745)           --
     Surrenders..............     (8,537)   (3,982)   (40,026)   (24,672)       (40)          --          (39)           --
     Capital
       Contributions
       (withdrawal)..........         --        --         --         --         --           --           --            --
     Loans...................     (3,234)   (2,097)    (7,948)   (64,462)        --           --           --        27,454
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (59,466)  (37,140)   (72,709)   (55,995)   (12,184)      (1,023)     (20,593)       (5,625)
     Transfers (to) from
       the Guarantee
       Account...............     28,546   425,674    (29,340)    74,928       (343)      18,688         (105)       28,732
     Transfers (to) from
       other subaccounts.....    107,128    66,276     84,859      4,721    221,873           --      219,202            --
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    141,439   604,877    262,099    208,240    369,256      104,275      590,232       130,849
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
Increase (decrease) in
  net assets.................    179,462   724,410    758,912    559,048    426,252      111,204      670,038       149,120
Net assets at beginning
  of year....................    963,550   239,140  1,488,106    929,058    111,204           --      149,120            --
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
Net assets at end of year.... $1,143,012   963,550  2,247,018  1,488,106    537,456      111,204      819,158       149,120
                              ==========   =======  =========  =========    =======      =======      =======       =======
Changes in units
  (note 5):
   Units purchased...........     93,779    82,302     72,005     51,576     42,936        9,008       60,262        11,520
   Units redeemed............    (82,621)   (5,756)   (41,938)   (22,472)   (13,653)         (87)     (19,260)         (482)
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
   Net increase
     (decrease) in units
     from
     capital transactions
     with policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     11,158    76,546     30,067     29,104     29,283        8,921       41,003        11,038
                              ==========   =======  =========  =========    =======      =======      =======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------
                                                            Oppenheimer                              Oppenheimer
                                   Oppenheimer              Aggressive                                 Balanced
                                    Aggressive                Growth                Oppenheimer      Fund/ VA --
                                      Growth                Fund/VA --               Balanced          Service
                                     Fund/VA              Service Shares              Fund/VA           Shares
                              ---------------------  ------------------------  --------------------  ------------
                                                                  Period from                        Period from
                                                                     May 1,                           April 30,
                                    Year ended        Year ended    2003 to         Year ended         2004 to
                                   December 31,      December 31, December 31,     December 31,      December 31,
                              ---------------------  ------------ ------------ --------------------  ------------
                                 2004        2003        2004         2003        2004       2003        2004
                              ----------  ---------  ------------ ------------ ---------  ---------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (68,193)   (61,200)      (245)         (50)      (5,026)    69,533         (2)
   Net realized gain
     (loss) on
     investments.............   (261,761)  (854,527)       460          317       30,893    (74,922)        61
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  1,525,771  2,262,272     31,206        1,649      397,579    865,439     14,509
   Capital gain
     distributions...........         --         --         --           --           --         --         --
                              ----------  ---------    -------      -------    ---------  ---------    -------
       Increase
         (decrease) in
         net assets from
         operations..........  1,195,817  1,346,545     31,421        1,916      423,446    860,050     14,568
                              ----------  ---------    -------      -------    ---------  ---------    -------
From capital
  transactions:
   Net premiums..............    493,349    592,299     81,805       79,142      114,919    163,277     82,729
   Loan interest.............     (7,225)    (8,785)        --           --       (1,366)    (2,136)        --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (9,376)   (32,825)        --           --      (40,923)  (138,670)        --
     Surrenders..............   (537,516)  (267,010)        --           --     (199,715)  (220,071)        --
     Capital
       Contributions
       (withdrawal)..........         --         --         --           --           --         --         --
     Loans...................      3,092    (12,219)        --           --      (57,398)    (3,794)        --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (386,296)  (401,850)    (8,018)      (2,219)    (156,628)  (159,136)    (1,639)
     Transfers (to) from
       the Guarantee
       Account...............     (4,739)  (321,182)      (799)      29,785       22,804    318,170       (217)
     Transfers (to) from
       other subaccounts.....    (77,139)        --     19,138           --      596,918         --     55,006
                              ----------  ---------    -------      -------    ---------  ---------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (525,850)  (451,572)    92,126      106,708      278,611    (42,360)   135,879
                              ----------  ---------    -------      -------    ---------  ---------    -------
Increase (decrease) in
  net assets.................    669,967    894,973    123,547      108,624      702,057    817,690    150,447
Net assets at beginning
  of year....................  6,667,795  5,772,822    108,624           --    4,544,407  3,726,717         --
                              ----------  ---------    -------      -------    ---------  ---------    -------
Net assets at end of year.... $7,337,762  6,667,795    232,171      108,624    5,246,464  4,544,407    150,447
                              ==========  =========    =======      =======    =========  =========    =======
Changes in units
  (note 5):
   Units purchased...........     22,002     15,066      8,354        9,188       25,544     11,953     13,812
   Units redeemed............    (33,745)   (28,624)    (1,253)        (213)     (18,020)   (13,358)      (206)
                              ----------  ---------    -------      -------    ---------  ---------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    (11,743)   (13,558)     7,100        8,975        7,524     (1,405)    13,607
                              ==========  =========    =======      =======    =========  =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------------------
                                                                                                      Oppenheimer Global
                                                                              Oppenheimer Capital         Securities
                                 Oppenheimer Bond     Oppenheimer Capital   Appreciation Fund/VA --   Fund/VA -- Service
                                     Fund/VA         Appreciation Fund/VA       Service Shares              Shares
                              ---------------------  --------------------  ------------------------  --------------------
                                                                                        Period from
                                                                                           May 1,
                                    Year ended            Year ended        Year ended    2003 to         Year ended
                                   December 31,          December 31,      December 31, December 31,     December 31,
                              ---------------------  --------------------  ------------ ------------ --------------------
                                 2004        2003       2004       2003        2004         2003        2004       2003
                              ----------  ---------  ---------  ---------  ------------ ------------ ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  101,828    147,945    (46,921)   (38,801)      (194)          (8)      20,523      5,146
   Net realized gain
     (loss) on
     investments.............     19,491     17,679    207,803   (103,376)       206           44      129,475    (18,687)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,540     20,967    258,456  1,969,788     19,782        3,417      258,960    544,219
   Capital gain
     distributions...........         --         --         --         --         --           --           --         --
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    122,859    186,591    419,338  1,827,611     19,794        3,453      408,958    530,678
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
From capital
  transactions:
   Net premiums..............    187,637    186,504    495,529    603,346    259,775       62,143      452,173    568,416
   Loan interest.............        894     (5,054)    (7,728)    (6,563)       (37)          --       (1,056)      (130)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (2,207)   (70,809)  (172,658)   (55,673)        --           --     (101,913)        --
     Surrenders..............    (90,218)  (265,978)  (468,639)  (490,419)        --           --      (31,272)   (29,833)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --         --           --           --         --
     Loans...................    (12,204)   (14,717)   (73,380)   (26,011)    (4,030)          --       (1,603)    (1,047)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (149,343)  (195,221)  (419,558)  (446,042)   (22,140)        (772)    (117,594)   (86,853)
     Transfers (to) from
       the Guarantee
       Account...............      2,598      2,110    (23,617)   156,815     29,245        7,713      (31,951)    81,919
     Transfers (to) from
       other subaccounts.....   (288,787)        --   (286,399)        --     59,553           --      148,163     19,654
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (351,630)  (363,165)  (956,450)  (264,547)   322,366       69,084      314,947    552,126
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
Increase (decrease) in
  net assets.................   (228,771)  (176,574)  (537,112) 1,563,064    342,160       72,537      723,905  1,082,804
Net assets at beginning
  of year....................  3,081,166  3,257,740  7,912,462  6,349,398     72,537           --    1,992,235    909,431
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
Net assets at end of year.... $2,852,395  3,081,166  7,375,350  7,912,462    414,697       72,537    2,716,140  1,992,235
                              ==========  =========  =========  =========    =======       ======    =========  =========
Changes in units
  (note 5):
   Units purchased...........     22,859      6,319     27,137     17,146     29,576        5,904      106,832     85,695
   Units redeemed............    (34,848)   (18,547)   (46,513)   (23,086)    (4,031)         (66)     (75,524)   (14,968)
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    (11,989)   (12,228)   (19,376)    (5,940)    25,545        5,838       31,308     70,727
                              ==========  =========  =========  =========    =======       ======    =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------
                                   Oppenheimer          Oppenheimer Main       Oppenheimer Main Street
                                   High Income          Street Fund/VA --       Small Cap Fund/VA --
                                     Fund/VA             Service Shares            Service Shares
                              ---------------------   ----------------------  ------------------------
                                                                                           Period from
                                                                                              May 1,
                                                                               Year ended    2003 to
                              Year ended December 31, Year ended December 31, December 31, December 31,
                              ---------------------   ----------------------  ------------ ------------
                                 2004         2003       2004        2003         2004         2003
                              ----------   ---------  ---------   ---------   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  352,330     328,673      7,580       4,613        (286)         (20)
   Net realized gain
     (loss) on
     investments.............     18,847     (34,460)    53,472      (6,400)     17,612          152
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     96,133     888,302     85,757     270,274      41,472       18,285
   Capital gain
     distributions...........         --          --         --          --          --           --
                              ----------   ---------  ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    467,310   1,182,515    146,809     268,487      58,798       18,417
                              ----------   ---------  ---------   ---------     -------      -------
From capital
  transactions:
   Net premiums..............    205,937     223,812    240,940     552,557     208,025      117,635
   Loan interest.............     (1,166)    (12,711)      (337)        318          --           --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (114,735)    (27,967)   (25,301)         --          --           --
     Surrenders..............   (372,813)   (140,860)   (36,109)     (3,366)    (28,711)          --
     Capital
       Contributions
       (withdrawal)..........         --          --         --          --          --           --
     Loans...................    (70,503)    (42,971)    (9,480)     (2,122)       (766)          --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (239,162)   (256,578)  (107,130)    (90,262)    (13,583)      (1,741)
     Transfers (to) from
       the Guarantee
       Account...............       (870)    364,813     84,655     115,813       4,692        8,245
     Transfers (to) from
       other subaccounts.....    (77,190)         --    (97,947)     (6,953)    (20,161)      61,668
                              ----------   ---------  ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (670,502)    107,538     49,291     565,985     149,496      185,807
                              ----------   ---------  ---------   ---------     -------      -------
Increase (decrease) in
  net assets.................   (203,192)  1,290,053    196,100     834,472     208,294      204,224
Net assets at beginning
  of year....................  6,347,225   5,057,172  1,551,971     717,499     204,224           --
                              ----------   ---------  ---------   ---------     -------      -------
Net assets at end of year.... $6,144,033   6,347,225  1,748,071   1,551,971     412,518      204,224
                              ==========   =========  =========   =========     =======      =======
Changes in units
  (note 5):
   Units purchased...........     56,509      19,771     62,900      89,068      22,044       14,907
   Units redeemed............    (73,225)    (15,878)   (57,025)    (14,074)    (11,726)        (148)
                              ----------   ---------  ---------   ---------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    (16,716)      3,893      5,875      74,994      10,317       14,759
                              ==========   =========  =========   =========     =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.          PIMCO Variable Insurance Trust
                              ----------------------------------------  ----------------------------------------
                                                                          Foreign Bond
                                                                            Portfolio
                                                                          (U.S. Dollar-
                                                                           Hedged)  --    High Yield Portfolio --
                                PBHG Growth II       PBHG Large Cap      Administrative      Administrative
                                   Portfolio        Growth Portfolio      Class Shares        Class Shares
                              ------------------  --------------------  ----------------  ----------------------
                                  Year ended           Year ended          Year ended          Year ended
                                 December 31,         December 31,        December 31,        December 31,
                              ------------------  --------------------  ----------------  ----------------------
                                2004      2003       2004       2003      2004     2003      2004        2003
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (6,379)   (5,924)   (11,193)    (8,998)   4,688    4,999    125,791      76,371
   Net realized gain
     (loss) on
     investments.............  (77,343) (214,673)   (22,055)  (125,505)      65    2,702     25,858      17,227
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  106,336   371,820    128,928    399,725    1,488   (3,459)    21,901     120,979
   Capital gain
     distributions...........       --        --         --         --    1,715       --         --          --
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   22,614   151,223     95,680    265,222    7,956    4,242    173,550     214,577
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
From capital
  transactions:
   Net premiums..............   99,348   112,093    136,647    158,073   25,783   42,778    561,574     466,813
   Loan interest.............   (1,057)     (717)       341     (1,239)      --       (9)      (340)       (352)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........       --        --         --       (599)      --       --         --          --
     Surrenders..............  (25,297)  (15,139)   (31,524)   (11,781)  (1,409)  (2,204)   (20,828)    (13,941)
     Capital
       Contributions
       (withdrawal)..........       --        --         --         --       --       --         --          --
     Loans...................      304       467       (983)    19,080       --      (82)    (2,465)       (141)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (81,299)  (84,553)  (101,581)   (98,893) (12,620) (14,728)   (98,641)    (62,880)
     Transfers (to) from
       the Guarantee
       Account...............   (4,042) (220,610)      (695)    53,563    3,951   13,979     29,946     250,262
     Transfers (to) from
       other subaccounts.....  (23,774)       --    (32,170)        --     (587) (62,082)    41,100      94,527
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (35,817) (208,459)   (29,965)   118,204   15,118  (22,348)   510,346     734,288
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
Increase (decrease) in
  net assets.................  (13,203)  (57,236)    65,715    383,426   23,074  (18,106)   683,896     948,865
Net assets at beginning
  of year....................  820,708   877,944  1,212,986    829,560  142,428  160,534  1,619,883     671,018
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
Net assets at end of year.... $807,505   820,708  1,278,701  1,212,986  165,502  142,428  2,303,779   1,619,883
                              ========  ========  =========  =========  =======  =======  =========   =========
Changes in units
  (note 5):
   Units purchased...........   66,022    17,564     24,975     16,292    3,417    4,681     90,823      73,821
   Units redeemed............  (71,967)  (47,104)   (26,577)    (7,901)  (2,158)  (6,340)   (51,257)     (9,045)
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........   (5,946)  (29,540)    (1,603)     8,391    1,259   (1,659)    39,566      64,776
                              ========  ========  =========  =========  =======  =======  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             PIMCO Variable Insurance Trust (continued)           The Prudential Series Fund, Inc.
                            -------------------------------------------  --------------------------------------------------
                                  Long-Term
                               U.S. Government         Total Return
                                 Portfolio --          Portfolio --           Jennison 20/20               Jennison
                                Administrative        Administrative               Focus                 Portfolio --
                                 Class Shares          Class Shares        Portfolio -- Class II        Class II Shares
                            ---------------------  --------------------  ------------------------  ------------------------
                                                                                      Period from               Period from
                                                                                         May 1,                    May 1,
                                  Year ended            Year ended        Year ended    2003 to     Year ended    2003 to
                                 December 31,          December 31,      December 31, December 31, December 31, December 31,
                            ---------------------  --------------------  ------------ ------------ ------------ ------------
                               2004        2003       2004       2003        2004         2003         2004         2003
                            ----------  ---------  ---------  ---------  ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  120,765     49,004    136,756     96,289        (7)         --           (4)          --
 Net realized gain
   (loss) on investments...      5,026      7,435     21,643     27,333         5           3            4            3
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     33,698    (26,153)    42,526        816       476          (3)          56           21
 Capital gain
   distributions...........     47,872     35,614     56,597     40,632        --          --           --           --
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
    Increase (decrease)
     in net assets from
     operations............    207,361     65,900    257,522    165,070       474          --           56           24
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
From capital
 transactions:
 Net premiums..............    298,060    617,414    882,335  1,855,646        29          19           36          630
 Loan interest.............       (907)      (331)      (518)    (4,200)       --          --           --           --
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........    (12,947)       (55)   (39,003)   (21,536)       --          --           --           --
   Surrenders..............    (16,484)  (102,138)   (64,610)   (85,856)       (5)         --           --           --
   Capital Contributions
    (withdrawal)...........         --         --         --         --        --          --           --           --
   Loans...................    (24,592)    (2,599)   (22,814)      (521)       --          --           --           --
   Cost of insurance and
    administrative
    expenses (note 4a).....   (148,052)  (117,852)  (275,458)  (195,923)     (190)         (9)         (32)          (6)
   Transfers (to) from
    the Guarantee Account..    524,394    645,286    195,737  1,083,783        (2)          1           --           --
   Transfers (to) from
    other subaccounts......    (42,013)    42,508    583,713    (46,411)    5,330          --           --           --
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    577,459  1,082,233  1,259,382  2,584,982     5,162          11            4          624
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
Increase (decrease) in
 net assets................    784,820  1,148,133  1,516,904  2,750,052     5,636          11           60          648
Net assets at beginning
 of year...................  2,393,745  1,245,612  5,113,415  2,363,363        11          --          648           --
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
Net assets at end of year.. $3,178,565  2,393,745  6,630,319  5,113,415     5,647          11          708          648
                            ==========  =========  =========  =========     =====          ==          ===          ===
Changes in units (note
 5):
 Units purchased...........     80,143     97,400    299,612    243,237       410           2            6           54
 Units redeemed............    (38,582)   (16,576)  (196,240)   (31,961)      (16)         (1)          (5)          (1)
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2004 and
   2003....................     41,561     80,824    103,371    211,276       394           1            1           53
                            ==========  =========  =========  =========     =====          ==          ===          ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Rydex
                                Variable Trust                  Salomon Brothers Variable Series Funds Inc
                              ------------------  ------------------------------------------------------------------------
                                                       Salomon Brothers         Salomon Brothers      Salomon Brothers
                                                       Variable All Cap        Variable Investors   Variable Strategic Bond
                                   OTC Fund            Fund  -- Class II         Fund -- Class I       Fund -- Class I
                              ------------------  --------------------------  --------------------  ----------------------
                                                                Period from
                                  Year ended       Year ended  May 1, 2003 to      Year ended            Year ended
                                 December 31,     December 31,  December 31,      December 31,          December 31,
                              ------------------  ------------ -------------- --------------------  ----------------------
                                 2004      2003       2004          2003         2004       2003       2004        2003
                              ---------  -------  ------------ -------------- ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (507)    (361)       270            (3)        4,905      6,180     37,130      46,754
   Net realized gain
     (loss) on
     investments.............    (4,523)  29,686        101           243        47,289    (39,863)   (33,076)     61,754
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    63,496   27,629     12,462         3,825        62,713    339,698     33,555      11,033
   Capital gain
     distributions...........        --       --         --            --            --         --     17,022      24,876
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    58,466   56,954     12,833         4,065       114,907    306,015     54,631     144,417
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
From capital
  transactions:
   Net premiums..............    70,634   47,200     65,123        54,227        44,581     33,339     64,338      73,216
   Loan interest.............         2      (19)        --            --        (1,508)      (830)     8,623      (3,844)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........        --       --         --            --       (13,208)        --         --          --
     Surrenders..............    (3,937)    (847)       (40)           --      (302,555)  (155,715)   (24,274)    (29,110)
     Capital
       Contributions
       (withdrawal)..........        --       --         --            --            --         --         --          --
     Loans...................      (156)    (509)        --            --        (3,029)    (3,188)    (5,475)     (8,422)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (16,180) (13,142)    (7,235)         (786)      (71,235)   (64,350)   (67,174)    (78,109)
     Transfers (to) from
       the Guarantee
       Account...............       (88)  (6,626)    36,685        12,188          (980)   310,723      1,231      25,208
     Transfers (to) from
       other subaccounts.....   401,583  (23,345)    17,675            --        50,525         --   (160,228)         --
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   451,858    2,712    112,208        65,629      (297,409)   119,979   (182,959)    (21,061)
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets.................   510,324   59,666    125,041        69,694      (182,502)   425,994   (128,328)    123,356
Net assets at beginning
  of year....................   117,343   57,677     69,694            --     1,359,381    933,387  1,129,636   1,006,280
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
Net assets at end of year.... $ 627,667  117,343    194,735        69,694     1,176,879  1,359,381  1,001,308   1,129,636
                              =========  =======    =======        ======     =========  =========  =========   =========
Changes in units
  (note 5):
   Units purchased...........   213,662   18,218      9,037         5,402        36,931     13,401    118,278      16,427
   Units redeemed............  (105,175) (10,430)      (560)          (65)      (56,383)    (3,885)  (131,518)    (16,602)
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........   108,487    7,788      8,478         5,337       (19,452)     9,516    (13,240)       (175)
                              =========  =======    =======        ======     =========  =========  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Salomon Brothers
                              Variable Series Funds
                               Inc (continued)        Van Kampen Life Investment Trust
                              --------------------   ---------------------------------
                                                                           Emerging
                               Salomon Brothers          Comstock           Growth
                                Variable Total         Portfolio --      Portfolio --
                              Return Fund -- Class I  Class II Shares  Class II Shares
                              --------------------   ----------------  ---------------
                                  Year ended            Year ended        Year ended
                                 December 31,          December 31,      December 31,
                              --------------------   ----------------  ---------------
                                2004         2003      2004     2003     2004    2003
                               --------    -------   -------  -------  -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,901       3,029     2,590      529     (224)    (61)
   Net realized gain
     (loss) on
     investments.............   11,020       3,476    21,725    1,568      355     388
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    3,930      24,952    73,014   51,233   10,753   5,437
   Capital gain
     distributions...........    5,655       3,885        --       --       --      --
                               --------    -------   -------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   24,506      35,342    97,329   53,330   10,884   5,764
                               --------    -------   -------  -------  -------  ------
From capital
  transactions:
   Net premiums..............   18,306      17,407   243,221  226,332   68,013  43,549
   Loan interest.............     (107)         33      (158)      --       --      --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........  (30,861)         --        --       --       --      --
     Surrenders..............   (9,033)    (18,444)     (397)      --     (585)     --
     Capital
       Contributions
       (withdrawal)..........       --          --        --       --       --      --
     Loans...................   (2,006)      1,936        --       --       --      --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (17,875)    (19,055)  (28,892) (12,213)  (7,756) (3,092)
     Transfers (to) from
       the Guarantee
       Account...............    4,497     134,777    11,769   78,857      332   9,930
     Transfers (to) from
       other subaccounts.....   31,286          --    85,740        2   14,835  22,541
                               --------    -------   -------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (5,793)    116,654   311,283  292,978   74,839  72,928
                               --------    -------   -------  -------  -------  ------
Increase (decrease) in
  net assets.................   18,713     151,996   408,612  346,308   85,723  78,692
Net assets at beginning
  of year....................  335,593     183,597   382,281   35,973   78,936     244
                               --------    -------   -------  -------  -------  ------
Net assets at end of year.... $354,306     335,593   790,893  382,281  164,659  78,936
                               ========    =======   =======  =======  =======  ======
Changes in units (note
  5):
   Units purchased...........   17,691      13,991    43,776   32,963    9,904   9,404
   Units redeemed............  (18,279)     (3,386)  (16,113)  (1,299)  (1,780)   (931)
                               --------    -------   -------  -------  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (588)     10,605    27,663   31,664    8,124   8,473
                               ========    =======   =======  =======  =======  ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Life & Annuity Separate Account II (the Account) is a separate investment account established on August 21, 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) pursuant to the laws of the Commonwealth of Virginia. The Account is used to fund certain benefits for flexible premium variable universal life insurance policies and flexible premium single life and joint and last survivor variable life insurance policies (collectively, the "policies") issued by GE Life & Annuity. The Account has subaccounts available under the policies. Each subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the funds available in the Account.

   The assets of the Account belong to GE Life & Annuity. However, GE Life &Annuity may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Life & Annuity may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Life & Annuity may conduct.

   GE Life & Annuity registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Policy owners assume the full investment risk for all amounts allocated to the Account.

   On July 14, 2004, assets in GE Life & Annuity Separate Account I and GE Life & Annuity Separate Account III were transferred to GE Life & Annuity Separate Account II. GE Life & Annuity Separate Account I and GE Life & Annuity Separate Account III were subsequently liquidated and then deregistered. The transfer did not change the number of units and the accumulation unit values of the contract owners' interest in the sub-accounts. Additionally, the contracts and related fee structure did not change.

   Effective April 30, 2004 the following Portfolios were added to the Account:

          Evergreen Variable Annuity Trust
            Evergreen VA Omega Fund -- Class 2
          Fidelity Variable Insurance Products Fund
            VIP Asset Manager/SM/ Portfolio -- Service Class 2
            VIP Value Strategies Portfolio -- Service Class 2 Merrill Lynch Variable Series Funds, Inc.
            Merrill Lynch Basic Value V.I. Fund -- Class III Shares Merrill Lynch Large Cap Growth V.I. Fund -- Class III
             Shares
            Merrill Lynch Value Opportunities V.I. Fund -- Class III
             Shares
          Oppenheimer Variable Account Funds
            Oppenheimer Balanced Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were available, but not shown on the statement due to not having any activity.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
                     -----------------                                            ------------------
AllianceBernstein Variable Products Series Fund, Inc.         AllianceBernstein Small Cap Growth Portfolio -- Class B
  Quasar Portfolio -- Class B
Fidelity Variable Insurance Products Fund
  VIP II Asset Manager/SM/ Portfolio -- Initial Class         VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class             VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2           VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service   VIP Dynamic Capital Appreciation Portfolio -- Service Class
   Class 2                                                      2
  VIP III Growth & Income Portfolio -- Initial Class          VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2        VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class     VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2                VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.
  Mid-Cap Value Equity Fund                                   Mid-Cap Equity Fund
Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund -- Class II  Salomon Brothers Variable Aggressive Growth Fund -- Class II
Oppenheimer Variable Account Funds
  Oppenheimer Multiple Strategies Fund/VA                     Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust
  Foreign Bond Portfolio -- Administrative Class Shares       Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio -- Initial Shares and Federated Insurance Series -- Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth
Portfolio --Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA --Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund -- Class I to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund -- Class I to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund -- Class I to Salomon Brothers Variable Total Return Fund -- Class I.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


  (b) Unit Class

   There are six unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259. Type IV units (previously Type I in GE Life & Annuity Separate Account I) are sold under policy form P1095. Type V units (previously Type I in GE Life & Annuity Separate Account III) are sold under policy form P1097. Type VI units (previously Type II in GE Life & Annuity Separate Account III) are sold under policy forms P1254 and P1255. An indefinite number of units in each class is authorized. Each unit type has its own expense structure. Policy form numbers P1095, P1096, P1097, P1250, and P1250CR are no longer available for sale although additional premium may still be accepted under the terms of the policy.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchase and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                       Cost of    Proceeds
                                                                        Shares      from
Fund/Portfolio                                                         Acquired  Shares Sold
--------------                                                        ---------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares....................... $  340,057 $   41,481
 AIM V.I. Capital Appreciation Fund -- Series I shares...............    183,392    139,754
 AIM V.I. Growth Fund -- Series I shares.............................     73,048     93,972
 AIM V.I. International Growth Fund -- Series II shares..............     18,046      2,743
 AIM V.I. Premier Equity Fund -- Series I shares.....................    182,114    184,853
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares...................  1,112,360  1,692,335
 Alger American Small Capitalization Portfolio -- Class O Shares.....  2,758,024  2,762,312
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B............  2,835,943  2,541,313
 AllianceBernstein International Value Portfolio -- Class B..........     13,334         37
 AllianceBernstein Premier Growth Portfolio -- Class B...............    212,311    206,692
 AllianceBernstein Small Cap Growth Portfolio -- Class B.............    104,734     52,601
 AllianceBernstein Technology Portfolio -- Class B...................    140,873     16,027
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     29,296     33,716

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                 ----------- -----------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund................................. $   653,480 $   137,816
 VT Worldwide Health Sciences Fund............................     186,457      24,561
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................      43,226      11,620
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........   1,699,767   1,917,728
 Federated Capital Income Fund II.............................     770,361     630,938
 Federated High Income Bond Fund II -- Primary Shares.........   1,447,313   1,563,012
 Federated High Income Bond Fund II -- Service Shares.........     516,908     352,364
 Federated Kaufmann Fund II -- Service Shares.................     434,835     113,969
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............   1,414,120   1,783,464
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........      32,097         301
 VIP Contrafund(R) Portfolio -- Initial Class.................   6,130,665   6,242,439
 VIP Contrafund(R) Portfolio -- Service Class 2...............   1,322,784     880,433
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2      45,367       1,181
 VIP Equity-Income Portfolio -- Initial Class.................   4,063,044   5,230,034
 VIP Equity-Income Portfolio -- Service Class 2...............   1,389,543     708,267
 VIP Growth & Income Portfolio -- Initial Class...............   1,208,792   1,674,755
 VIP Growth & Income Portfolio -- Service Class 2.............     397,976     251,019
 VIP Growth Opportunities Portfolio -- Initial Class..........     155,159     232,369
 VIP Growth Portfolio -- Initial Class........................   2,268,645   3,346,642
 VIP Growth Portfolio -- Service Class 2......................     836,794     584,915
 VIP Mid Cap Portfolio -- Service Class 2.....................   2,588,485   1,274,053
 VIP Overseas Portfolio -- Initial Class......................   9,254,217  11,270,397
 VIP Value Strategies Portfolio -- Service Class 2............     136,247      55,657
GE Investments Funds, Inc.
 Global Income Fund...........................................     418,031     320,402
 Income Fund..................................................   1,197,704   3,235,866
 International Equity Fund....................................   2,144,765   1,982,150
 Mid-Cap Equity Fund..........................................   4,496,785   4,188,740
 Money Market Fund............................................  49,826,968  55,657,839
 Premier Growth Equity Fund...................................   1,494,225   1,499,071
 Real Estate Securities Fund..................................   3,641,588   1,967,080
 S&P 500(R) Index Fund........................................   8,326,386   8,412,896
 Small-Cap Value Equity Fund..................................   6,324,613   5,450,599
 Total Return Fund............................................   3,299,588   1,406,795
 U.S. Equity Fund.............................................     682,594     482,699
 Value Equity Fund............................................     291,988     247,848
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................     690,859     434,601
 Goldman Sachs Mid Cap Value Fund.............................   5,068,061   4,332,272
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.     113,334      16,124

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares................................ $1,256,871 $2,621,019
 Balanced Portfolio -- Service Shares......................................  1,276,490    743,991
 Capital Appreciation Portfolio -- Institutional Shares....................    585,386  1,399,818
 Capital Appreciation Portfolio -- Service Shares..........................    244,227    136,563
 Flexible Income Portfolio -- Institutional Shares.........................    570,676    704,792
 Global Life Sciences Portfolio -- Service Shares..........................  1,574,244  1,563,460
 Global Technology Portfolio -- Service Shares.............................    494,968    500,992
 Growth Portfolio -- Institutional Shares..................................  1,520,525  2,697,727
 Growth Portfolio -- Service Shares........................................     91,303     66,788
 International Growth Portfolio -- Institutional Shares....................  3,047,967  3,334,733
 International Growth Portfolio -- Service Shares..........................    265,379    238,141
 Mid Cap Growth Portfolio -- Institutional Shares..........................  1,956,438  2,295,977
 Mid Cap Growth Portfolio -- Service Shares................................    190,857    255,207
 Worldwide Growth Portfolio -- Institutional Shares........................  2,415,239  4,169,650
 Worldwide Growth Portfolio -- Service Shares..............................    103,480    142,661
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares...................      7,594         63
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares..............     23,261        399
 Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares...........     37,310      3,969
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............    173,896    104,849
 MFS(R) Investors Trust Series -- Service Class Shares.....................    210,172    189,513
 MFS(R) New Discovery Series -- Service Class Shares.......................    995,385    859,416
 MFS(R) Utilities Series -- Service Class Shares...........................    660,068    377,799
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................    546,602    177,432
 Nations Marsico International Opportunities Portfolio.....................    874,518    281,117
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................    946,393  1,540,299
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................    107,943     16,060
 Oppenheimer Balanced Fund/VA..............................................  1,029,980    753,620
 Oppenheimer Balanced Fund/VA -- Service Shares............................    137,998      2,121
 Oppenheimer Bond Fund/VA..................................................    820,499  1,061,478
 Oppenheimer Capital Appreciation Fund/VA..................................  1,429,490  2,432,898
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    372,832     50,643
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  1,103,711    768,379
 Oppenheimer High Income Fund/VA...........................................  2,609,179  2,926,766
 Oppenheimer Main Street Fund/VA -- Service Shares.........................    559,280    502,416
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............    322,676    173,459
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..................................................    623,409    665,607
 PBHG Large Cap Growth Portfolio...........................................    386,577    427,734
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     47,745     26,517
 High Yield Portfolio -- Administrative Class Shares.......................  1,278,562    654,527
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  1,286,494    549,615
 Total Return Portfolio -- Administrative Class Shares.....................  3,765,031  2,325,985

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II.............. $    5,374 $      218
 Jennison Portfolio -- Class II Shares...................         64         65
Rydex Variable Trust
 OTC Fund................................................    883,080    431,729
Salomon Brothers Variable Series Funds Inc
 Salomon Brothers Variable All Cap Fund -- Class II......    120,012      7,535
 Salomon Brothers Variable Investors Fund -- Class I.....    563,736    856,254
 Salomon Brothers Variable Strategic Bond Fund -- Class I  1,702,255  1,831,023
 Salomon Brothers Variable Total Return Fund -- Class I..    231,106    227,344
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares...................    500,146    186,354
 Emerging Growth Portfolio -- Class II Shares............     90,960     16,344

(4)Related Party Transactions

  (a) GE Life & Annuity

   Type I Units (Policy P1096 and P1251)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts.

   Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of Specified Amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the Policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the Policy surrendered during Policy years 1 through
9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

   A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, an expense charge for any increase in specified amount of up to $0.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   Policy P1096 assesses a deferred sales charge during Policy Years 2-10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first Policy year. This charge is reduced to 40% of the premiums paid on specified Amount of $250,000 or more. The Policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

   Type II Units (Policy Form P1250 and P1250CR)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

   A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

   There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.60 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of GE Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. The policies also assess a net loan charge at an annualized rate of 2.0% for non-preferred loans in all years and there is no charge for preferred loans in policy year 11 and after.

   Type III Units (Policy Form P1258 and P1259)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

   A mortality and expense risk charge is deducted monthly from a policy's assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy's unloaned assets in the subaccounts (0.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Life & Annuity does not deduct a mortality and expense risk charge for the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $0.83 per $1,000 of specified amount for the first 10 policy years and any charges for additional benefits added by riders to the policy.

   There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in Specified Amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both insured's. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

   GE Life & Annuity reserves the right to assess a maximum partial surrender fee of the lesser of $25, or 2%, of the amount surrendered is assessed on all partial surrenders. Currently, this partial surrender processing fee is not assessed.

   Certain policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

   A net loan charge of 0.15% is assessed on all loans taken in policy years 1 through 5 and no charge in policy years 6 and after. This charge is assessed until the loan is repaid. The minimum charge is 0.15% of the loaned amount. The maximum charge is 0.40% of the loan amount.

   Currently, there is no transfer fee, but GE Life & Annuity reserves the right to assess $20 per transfer for any transfer made after the 12/th/ transfer in a calendar year.

   Type IV Units (P1095)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium sales charge of 6.0% and a premium tax charge of 2.5% is assessed with each premium payment. This fee compensates GE Life & Annuity for sales and distribution expenses as well as expenses associated with federal, state, and local premium taxes.

   A mortality and expense risk charge is deducted daily from the policy holder assts in the subaccounts. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to 0.50% of the value of the unloaned assets in the subaccounts.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   A net loan charge of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy's cash value, policy duration, as well as the gender, issue age, policy and risk class of the insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. GE Life & Annuity also charges for any benefits added by a rider. A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

   Type V Units (Policy Form P1097)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions. For ten years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Account attributable to each premium payment.

   A mortality and expense risk charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily net assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily net assets.

   A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the insured. Currently, the minimum cost of insurance charge is 0.55% of the policy's cash value in the Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

   There will be a surrender charge if the policy is surrendered within ten years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year ten.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

   There is a net loan charge assessed for loans taken under the policy. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans.

   Type VI Units (Policy Forms P1254 and P1255)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Account attributable to each premium payment.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   A mortality and expense risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily net assets during the first ten policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of policy value at the time the charge is assessed.

   A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the Account Value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the Account Value (maximum of $83.33 per $1,000 of net amount at risk).

   There will be a surrender charge if the policy is surrendered within seven years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

   Currently a charge is not assessed for transfers among subaccounts. GE Life & Annuity has reserved the right to assess a $10 transfer charge for each transfer.

   There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

   GE Life & Annuity also assess a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share value between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits accrued and payable to GE Life & Annuity.

  (d) Capitalization

   In prior years, affiliates of GE Life & Annuity have capitalized certain portfolios of GE Investments Funds, Inc. In 2004, GE Life & Annuity redeemed all of its capitalized shares.

  (e) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


  (f) GE Investment Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to the GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% for the Income Fund, maximum 1.00% for the International Equity Fund, 0.65% for the Mid-Cap Equity Fund, maximum 0.50% for the Money Market Fund, 0.65% for the Premier Growth Equity Fund, maximum 0.85% for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, maximum 0.50% for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the International Equity Fund, Money Market Fund, the Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2004 and 2003 is reflected in the Statement of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the separate account, consisting of the mortality and expense risk charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III and Type VI units are zero because the expenses are deducted monthly by redemption of units.

   The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return on the following pages.

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------- ---------- ------ ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004...............................................  64,007   $18.35   $1,175     0.70%        0.00%     4.76%
   2003...............................................  70,632    17.52    1,237     0.70%        0.00%    34.22%
   2002...............................................  88,027    13.05    1,149     0.70%        0.04%   (33.46)%
   2001...............................................  97,453    19.62    1,912     0.70%        0.24%   (12.44)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004...............................................  84,695    10.65      902     0.70%        0.00%    15.75%
   2003...............................................  88,815     9.20      817     0.70%        0.00%    41.35%
   2002...............................................  98,354     6.51      640     0.70%        0.00%   (26.74)%
   2001...............................................  96,584     8.88      858     0.70%        0.05%   (30.01)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................   8,812    13.65      120     0.70%        0.77%    10.44%
   2003...............................................   4,918    12.36       61     0.70%        0.82%    23.62%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2004...............................................  27,570    19.11      527     0.70%        1.39%     9.01%
   2003...............................................  26,786    17.53      470     0.70%        1.52%    26.80%
   2002...............................................  17,448    13.82      241     0.70%        1.23%   (20.77)%
   2001...............................................  20,425    17.45      356     0.70%        1.27%    (4.89)%
 Federated Capital Income Fund II
   2004...............................................  10,865    14.95      162     0.70%        3.84%     9.15%
   2003...............................................  11,831    13.70      162     0.70%        6.38%    19.83%
   2002...............................................   9,949    11.43      114     0.70%        5.55%   (24.48)%
   2001...............................................  13,254    15.14      201     0.70%        3.30%   (14.33)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  14,224    19.35      275     0.70%        7.36%     9.69%
   2003...............................................  17,323    17.64      306     0.70%        6.26%    21.36%
   2002...............................................  17,068    14.53      248     0.70%        9.77%     0.68%
   2001...............................................  15,482    14.44      224     0.70%       10.29%     0.67%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  83,755    32.42    2,716     0.70%        2.79%     4.73%
   2003...............................................  83,772    30.96    2,594     0.70%        3.64%    17.15%
   2002............................................... 125,324    26.43    3,312     0.70%        4.08%    (9.37)%
   2001............................................... 131,477    29.16    3,834     0.70%        4.27%    (4.77)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type I:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................. 106,366   $35.16   $3,740     0.70%        0.33%    14.67%
   2003............................................. 114,659    30.67    3,516     0.70%        0.45%    27.57%
   2002............................................. 112,644    24.04    2,708     0.70%        0.84%    (9.98)%
   2001............................................. 111,945    26.71    2,990     0.70%        0.81%   (12.86)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 107,953    56.55    6,105     0.70%        1.55%    10.75%
   2003............................................. 117,925    51.06    6,022     0.70%        1.79%    29.42%
   2002............................................. 126,781    39.46    5,003     0.70%        1.82%   (17.53)%
   2001............................................. 134,736    47.84    6,446     0.70%        1.70%    (5.62)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................  39,165    16.07      629     0.70%        0.99%     5.05%
   2003.............................................  32,628    15.29      499     0.70%        1.18%    22.91%
   2002.............................................  28,213    12.44      351     0.70%        1.24%   (17.20)%
   2001.............................................  22,841    15.03      343     0.70%        1.36%    (9.39)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................  10,990    11.78      129     0.70%        0.53%     6.44%
   2003.............................................  11,634    11.07      129     0.70%        0.77%    28.96%
   2002.............................................  13,585     8.58      117     0.70%        1.08%   (22.39)%
   2001.............................................  12,762    11.06      141     0.70%        0.39%   (15.02)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................  90,251    55.15    4,977     0.70%        0.27%     2.65%
   2003.............................................  94,294    53.72    5,066     0.70%        0.27%    31.92%
   2002.............................................  99,324    40.72    4,044     0.70%        0.26%   (30.60)%
   2001............................................. 108,530    58.68    6,369     0.70%        0.08%   (18.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................  17,568    17.33      304     0.70%        0.00%    23.78%
   2003.............................................   2,380    14.00       33     0.70%        0.19%    40.01%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................  62,825    30.49    1,915     0.70%        1.00%    12.84%
   2003.............................................  61,054    27.02    1,650     0.70%        0.62%    42.37%
   2002.............................................  61,001    18.98    1,158     0.70%        0.79%   (20.84)%
   2001.............................................  65,937    23.97    1,581     0.70%        5.39%   (21.72)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.............................................   5,832    14.30       83     0.70%        5.93%     8.69%
   2003.............................................   8,110    13.16      107     0.70%        3.38%    10.91%
   2002.............................................   9,845    11.86      117     0.70%        0.69%    15.82%
   2001.............................................   4,666    10.24       48     0.70%        0.00%    (2.37)%
 Income Fund
   2004.............................................  41,843    14.21      595     0.70%        4.48%     2.69%
   2003.............................................  44,806    13.84      620     0.70%        4.10%     2.87%
   2002.............................................  42,923    13.45      577     0.70%        4.30%     9.12%
   2001.............................................  33,971    12.33      419     0.70%        4.90%     6.67%
 International Equity Fund
   2004.............................................  19,633    15.54      305     0.70%        1.35%    15.04%
   2003.............................................  17,570    13.51      237     0.70%        1.04%    36.94%
   2002.............................................  14,584     9.87      144     0.70%        1.48%   (24.36)%
   2001.............................................   8,794    13.04      115     0.70%        1.28%   (21.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                   Net Assets     Expenses as a Investment
                                                ----------------- % of Average    Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                 ------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2004................................  28,681   $22.71   $  651     0.70%        1.08%    15.21%
   2003................................  39,861    19.71      786     0.70%        1.56%    32.01%
   2002................................  26,207    14.93      391     0.70%        0.99%   (14.37)%
   2001................................  16,101    17.44      281     0.70%        0.90%    (0.38)%
 Money Market Fund
   2004................................ 106,372    19.53    2,078     0.70%        0.97%     0.24%
   2003................................ 202,661    19.48    3,949     0.70%        0.80%     0.07%
   2002................................ 178,387    19.47    3,473     0.70%        1.47%     0.76%
   2001................................ 131,894    19.32    2,548     0.70%        3.85%     3.24%
 Premier Growth Equity Fund
   2004................................  40,140    10.69      429     0.70%        0.67%     6.28%
   2003................................  33,685    10.06      339     0.70%        0.21%    28.01%
   2002................................  24,730     7.86      194     0.70%        0.05%   (21.57)%
   2001................................  16,957    10.02      170     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2004................................  28,265    38.86    1,098     0.70%        6.29%    31.44%
   2003................................  26,702    29.56      789     0.70%        4.02%    36.42%
   2002................................  24,064    21.67      521     0.70%        4.64%    (2.04)%
   2001................................  19,511    22.12      432     0.70%        3.75%    11.05%
 S&P 500(R) Index Fund
   2004................................  88,729    53.19    4,719     0.70%        1.68%     9.69%
   2003................................  89,863    48.49    4,358     0.70%        1.41%    27.38%
   2002................................  85,927    38.07    3,271     0.70%        1.33%   (22.91)%
   2001................................  88,043    49.38    4,348     0.70%        1.03%   (12.88)%
 Small-Cap Value Equity Fund
   2004................................   3,788    14.74       56     0.70%        6.61%    14.34%
   2003................................   1,173    12.89       15     0.70%        0.09%    28.93%
 Total Return Fund
   2004................................  31,532    46.42    1,464     0.70%        1.46%     7.43%
   2003................................  32,449    43.21    1,402     0.70%        1.33%    19.47%
   2002................................  31,607    36.17    1,143     0.70%        2.32%    (9.95)%
   2001................................  29,464    40.16    1,183     0.70%        1.60%    (3.57)%
 U.S. Equity Fund
   2004................................  19,987    12.03      240     0.70%        1.41%     7.41%
   2003................................  13,281    11.20      149     0.70%        0.96%    22.41%
   2002................................  10,610     9.15       97     0.70%        0.99%   (19.83)%
   2001................................   6,600    11.41       75     0.70%        0.80%    (9.12)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  10,082    10.17      103     0.70%        2.20%    17.96%
   2003................................   6,641     8.62       57     0.70%        1.33%    23.49%
   2002................................   6,403     6.98       45     0.70%        1.95%   (11.96)%
   2001................................     837     7.93        7     0.70%        0.51%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2004................................  45,058    18.46      832     0.70%        4.90%    25.00%
   2003................................  41,257    14.77      609     0.70%        0.96%    27.49%
   2002................................  36,991    11.59      429     0.70%        0.98%    (5.36)%
   2001................................  29,382    12.24      360     0.70%        1.42%    11.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................  70,726   $26.02   $1,840     0.70%        2.15%     7.77%
   2003................................................  86,999    24.14    2,100     0.70%        2.20%    13.25%
   2002................................................  85,649    21.32    1,826     0.70%        2.36%    (7.10)%
   2001................................................  82,439    22.95    1,892     0.70%        1.35%    (5.34)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................  19,526    24.34      475     0.70%        0.24%    17.40%
   2003................................................  20,483    20.74      425     0.70%        0.47%    19.69%
   2002................................................  21,974    17.32      381     0.70%        0.55%   (16.26)%
   2001................................................  22,414    20.69      464     0.70%        0.42%   (22.22)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  18,766    18.67      350     0.70%        5.66%     3.24%
   2003................................................  18,703    18.08      338     0.70%        4.27%     5.65%
   2002................................................  17,057    17.12      292     0.70%        5.26%     9.70%
   2001................................................   9,034    15.60      141     0.70%        3.30%     6.98%
 Global Life Sciences Portfolio -- Service Shares
   2004................................................   4,103     9.44       39     0.70%        0.00%    13.42%
   2003................................................   2,748     8.32       23     0.70%        0.00%    25.31%
   2002................................................   6,041     6.64       40     0.70%        0.00%   (30.04)%
   2001................................................   6,051     9.49       57     0.70%        0.00%   (17.34)%
 Global Technology Portfolio -- Service Shares
   2004................................................  17,281     3.63       63     0.70%        0.00%    (0.14)%
   2003................................................  15,204     3.63       55     0.70%        0.00%    45.45%
   2002................................................  11,168     2.50       28     0.70%        0.00%   (41.35)%
   2001................................................   9,570     4.26       41     0.70%        0.00%   (37.76)%
 Growth Portfolio -- Institutional Shares
   2004................................................ 102,050    21.94    2,239     0.70%        0.14%     3.78%
   2003................................................ 117,163    21.14    2,476     0.70%        0.09%    30.81%
   2002................................................ 128,068    16.16    2,070     0.70%        0.00%   (27.02)%
   2001................................................ 136,463    22.14    3,021     0.70%        0.02%   (25.26)%
 International Growth Portfolio -- Institutional Shares
   2004................................................  37,282    21.62      806     0.70%        0.93%    18.12%
   2003................................................  43,369    18.31      794     0.70%        1.22%    33.97%
   2002................................................  43,699    13.66      597     0.70%        0.84%   (26.11)%
   2001................................................  50,194    18.49      928     0.70%        0.38%   (23.78)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................  98,993    24.25    2,400     0.70%        0.00%    19.90%
   2003................................................ 107,769    20.22    2,179     0.70%        0.00%    34.16%
   2002................................................ 110,040    15.07    1,658     0.70%        0.00%   (28.44)%
   2001................................................ 114,341    21.06    2,408     0.70%        0.00%   (39.88)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 127,547    24.41    3,114     0.70%        0.99%     4.04%
   2003................................................ 150,208    23.47    3,525     0.70%        1.08%    23.12%
   2002................................................ 162,939    19.06    3,106     0.70%        0.86%   (26.02)%
   2001................................................ 186,134    25.76    4,795     0.70%        0.24%   (22.98)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------ ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  2,365   $13.50   $   32     0.70%        0.00%     5.46%
   2003...............................................  1,277    12.80       16     0.70%        0.00%    28.00%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................... 49,979    52.98    2,648     0.70%        0.00%    18.94%
   2003............................................... 57,336    44.54    2,554     0.70%        0.00%    24.71%
   2002............................................... 62,159    35.72    2,220     0.70%        0.70%   (28.30)%
   2001............................................... 75,849    49.81    3,778     0.70%        0.97%   (31.75)%
 Oppenheimer Balanced Fund/VA
   2004............................................... 23,507    44.96    1,057     0.70%        1.02%     9.33%
   2003............................................... 22,613    41.13      930     0.70%        2.87%    24.08%
   2002............................................... 24,204    33.15      802     0.70%        3.72%   (11.03)%
   2001............................................... 25,511    37.25      950     0.70%        3.71%     1.50%
 Oppenheimer Bond Fund/VA
   2004............................................... 19,028    31.56      600     0.70%        4.60%     4.75%
   2003............................................... 20,122    30.12      606     0.70%        5.59%     6.03%
   2002............................................... 23,819    28.41      677     0.70%        7.18%     8.32%
   2001............................................... 21,130    26.23      554     0.70%        7.69%     7.03%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................... 42,791    62.97    2,695     0.70%        0.32%     6.19%
   2003............................................... 48,987    59.30    2,905     0.70%        0.39%    30.03%
   2002............................................... 53,318    45.61    2,432     0.70%        0.61%   (27.37)%
   2001............................................... 60,645    62.80    3,809     0.70%        0.63%   (13.19)%
 Oppenheimer High Income Fund/VA
   2004............................................... 38,786    44.28    1,718     0.70%        6.62%     8.20%
   2003............................................... 47,580    40.93    1,947     0.70%        6.67%    23.09%
   2002............................................... 47,784    33.25    1,589     0.70%       10.73%    (3.08)%
   2001............................................... 51,746    34.30    1,775     0.70%       10.35%     1.25%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004............................................... 21,391    10.10      216     0.70%        0.00%     5.86%
   2003............................................... 22,515     9.54      215     0.70%        0.00%    24.82%
   2002............................................... 29,713     7.64      227     0.70%        0.00%   (30.92)%
   2001............................................... 21,511    11.07      238     0.70%        0.00%   (40.89)%
 PBHG Large Cap Growth Portfolio
   2004............................................... 17,378    17.25      300     0.70%        0.00%     8.18%
   2003............................................... 19,361    15.95      309     0.70%        0.00%    30.27%
   2002............................................... 17,789    12.24      218     0.70%        0.00%   (29.81)%
   2001............................................... 18,707    17.44      326     0.70%        0.00%   (28.79)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................  6,203    10.57       66     0.70%        2.63%     4.15%
   2003...............................................  2,997    10.15       30     0.70%        3.38%     1.49%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004................................................  12,118   $16.15   $  196     0.70%        1.39%     9.60%
   2003................................................  21,575    14.74      318     0.70%        1.53%    31.41%
   2002................................................  26,040    11.22      292     0.70%        1.11%   (23.59)%
   2001................................................  21,398    14.68      314     0.70%        0.86%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004................................................  17,519    14.88      261     0.70%        4.59%     5.90%
   2003................................................  17,306    14.05      243     0.70%        4.82%    12.44%
   2002................................................   9,971    12.49      125     0.70%        6.01%     8.08%
   2001................................................   3,651    11.56       42     0.70%        6.44%     6.17%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004................................................   8,878    12.97      115     0.70%        2.16%     7.98%
   2003................................................   7,201    12.01       87     0.70%        2.19%    15.10%
   2002................................................   7,649    10.44       80     0.70%        1.78%    (7.52)%
   2001................................................   2,210    11.29       25     0.70%        3.70%    (1.50)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................   7,226    14.28      103     0.70%        0.00%    10.06%
   2003................................................   4,019    12.97       52     0.70%        0.00%    29.73%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004................................................  35,019     6.06      212     0.70%        0.00%     5.88%
   2003................................................  37,073     5.72      212     0.70%        0.00%    28.61%
   2002................................................  27,851     4.45      124     0.70%        0.00%   (24.89)%
   2001................................................  16,503     5.92       98     0.70%        0.00%   (23.82)%
 AIM V.I. Growth Fund -- Series I shares
   2004................................................  38,938     4.89      190     0.70%        0.00%     7.47%
   2003................................................  40,947     4.55      186     0.70%        0.00%    30.32%
   2002................................................  35,571     3.49      124     0.70%        0.00%   (31.46)%
   2001................................................  16,297     5.10       83     0.70%        0.40%   (34.35)%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................       4    10.64        1     0.70%        0.00%     6.40%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................  46,132     7.15      330     0.70%        0.47%     5.03%
   2003................................................  46,144     6.81      314     0.70%        0.33%    24.20%
   2002................................................  41,113     5.48      225     0.70%        0.45%   (30.75)%
   2001................................................  19,328     7.91      153     0.70%        0.35%   (13.18)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004................................................  99,389    18.35    1,824     0.70%        0.00%     4.76%
   2003................................................ 110,002    17.52    1,927     0.70%        0.00%    34.22%
   2002................................................ 109,921    13.05    1,434     0.70%        0.04%   (33.46)%
   2001................................................ 129,030    19.62    2,532     0.70%        0.24%   (12.44)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004...............................................  88,530   $10.65   $  943     0.70%        0.00%    15.75%
   2003...............................................  88,375     9.20      813     0.70%        0.00%    41.35%
   2002...............................................  84,392     6.51      549     0.70%        0.00%   (26.74)%
   2001...............................................  69,049     8.88      613     0.70%        0.05%   (30.01)%
AllianceBernstein Variable Products Series Fund, Inc:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 148,087    11.36    1,682     0.70%        0.77%    10.44%
   2003............................................... 136,367    10.29    1,403     0.70%        0.82%    31.26%
   2002...............................................  87,054     7.84      683     0.70%        0.56%   (22.81)%
   2001...............................................  42,611    10.15      433     0.70%        0.32%    (0.55)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................       3    10.55        1     0.70%        0.00%     5.50%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  30,628     6.38      195     0.70%        0.00%     7.58%
   2003...............................................  34,350     5.93      204     0.70%        0.00%    22.50%
   2002...............................................  25,762     4.84      125     0.70%        0.00%   (31.33)%
   2001...............................................  16,341     7.05      115     0.70%        0.00%   (17.98)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................  11,164     8.20       92     0.70%        0.00%    13.58%
   2003...............................................  10,174     7.22       73     0.70%        0.00%    47.63%
   2002...............................................   7,741     4.89       38     0.70%        0.00%   (32.54)%
   2001...............................................   3,292     7.25       24     0.70%        0.00%   (13.47)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   1,659    13.83       23     0.70%        0.00%     4.35%
   2003...............................................     722    13.25       10     0.70%        0.00%    32.50%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004...............................................  10,304     6.24       64     0.70%        0.40%     5.46%
   2003...............................................   9,897     5.92       59     0.70%        0.13%    25.12%
   2002...............................................   7,490     4.73       35     0.70%        0.35%   (29.44)%
   2001...............................................   3,973     6.70       27     0.70%        0.13%   (23.12)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................   9,103    10.41       95     0.70%        3.14%     2.11%
   2003...............................................     401    10.19        4     0.70%        1.25%     1.90%
 VT Worldwide Health Sciences Fund
   2004...............................................   4,520    12.62       57     0.70%        0.00%     5.49%
   2003...............................................   3,673    11.97       44     0.70%        0.00%    19.67%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2004...............................................  18,133   $19.11   $  347     0.70%        1.39%     9.01%
   2003...............................................  23,085    17.53      405     0.70%        1.52%    26.80%
   2002...............................................  25,242    13.82      349     0.70%        1.23%   (20.77)%
   2001...............................................  25,767    17.45      450     0.70%        1.27%    (4.89)%
 Federated Capital Income Fund II
   2004...............................................  11,922    14.95      178     0.70%        3.84%     9.15%
   2003...............................................  11,951    13.70      164     0.70%        6.38%    19.83%
   2002...............................................  14,863    11.43      170     0.70%        5.55%   (24.48)%
   2001...............................................  16,543    15.14      250     0.70%        3.30%   (14.33)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  23,479    19.35      454     0.70%        7.36%     9.69%
   2003...............................................  23,064    17.64      407     0.70%        6.26%    21.36%
   2002...............................................  23,982    14.53      348     0.70%        9.77%     0.68%
   2001...............................................  16,943    14.44      245     0.70%       10.29%     0.66%
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  15,416    12.44      192     0.70%        6.07%     9.39%
   2003...............................................  13,385    11.37      152     0.70%        5.63%    20.94%
   2002...............................................   8,558     9.40       80     0.70%        8.29%     0.52%
   2001...............................................   3,727     9.34       35     0.70%        0.00%     0.67%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  12,585    15.21      191     0.70%        0.01%    13.68%
   2003...............................................   8,431    13.38      113     0.70%        0.00%    33.81%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  11,342    32.42      368     0.70%        2.79%     4.73%
   2003...............................................  10,314    30.96      319     0.70%        3.64%    17.15%
   2002...............................................   8,611    26.43      228     0.70%        4.08%    (9.37)%
   2001...............................................   8,491    29.16      248     0.70%        4.27%    (4.77)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................... 106,831    35.16    3,757     0.70%        0.33%    14.67%
   2003............................................... 107,026    30.67    3,282     0.70%        0.45%    27.57%
   2002............................................... 105,161    24.04    2,528     0.70%        0.84%    (9.98)%
   2001............................................... 109,907    26.71    2,936     0.70%        0.81%   (12.86)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 132,371    10.58    1,401     0.70%        0.19%    14.35%
   2003............................................... 107,149     9.26      992     0.70%        0.21%    27.30%
   2002...............................................  55,714     7.27      405     0.70%        0.44%   (10.24)%
   2001...............................................  23,700     8.10      192     0.70%        0.00%   (13.09)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................     227    11.97        3     0.70%        0.00%     0.57%
   2003...............................................     177    11.90        2     0.70%        0.00%    19.03%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type II:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................  36,992   $56.55   $2,092     0.70%        1.55%    10.75%
   2003.............................................  35,597    51.06    1,818     0.70%        1.79%    29.42%
   2002.............................................  25,961    39.46    1,024     0.70%        1.82%   (17.53)%
   2001.............................................  27,433    47.84    1,312     0.70%        1.70%    (5.62)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................  86,710    11.45      993     0.70%        1.29%    10.45%
   2003.............................................  77,554    10.37      804     0.70%        1.31%    29.12%
   2002.............................................  54,112     8.03      435     0.70%        1.08%   (17.73)%
   2001.............................................  25,792     9.76      252     0.70%        0.02%    (5.89)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................  47,088    16.07      757     0.70%        0.99%     5.05%
   2003.............................................  77,244    15.29    1,181     0.70%        1.18%    22.91%
   2002.............................................  73,891    12.44      919     0.70%        1.24%   (17.20)%
   2001.............................................  66,877    15.03    1,005     0.70%        1.36%    (9.39)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................  32,269     9.11      294     0.70%        0.70%     4.78%
   2003.............................................  31,503     8.69      274     0.70%        0.76%    22.58%
   2002.............................................  21,637     7.09      153     0.70%        1.16%   (17.43)%
   2001.............................................  13,655     8.59      117     0.70%        0.00%    (9.65)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................  21,127    11.78      249     0.70%        0.53%     6.44%
   2003.............................................  26,615    11.07      295     0.70%        0.77%    28.96%
   2002.............................................  22,930     8.58      197     0.70%        1.08%   (22.39)%
   2001.............................................  24,875    11.06      275     0.70%        0.39%   (15.02)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................  37,617    55.15    2,074     0.70%        0.27%     2.65%
   2003.............................................  39,606    53.72    2,128     0.70%        0.27%    31.92%
   2002.............................................  32,419    40.72    1,320     0.70%        0.26%   (30.60)%
   2001.............................................  34,260    58.68    2,010     0.70%        0.08%   (18.23)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................. 152,890     6.66    1,017     0.70%        0.12%     2.40%
   2003............................................. 140,851     6.50      915     0.70%        0.10%    31.61%
   2002............................................. 112,010     4.94      553     0.70%        0.11%   (30.78)%
   2001.............................................  60,788     7.13      433     0.70%        0.00%   (18.44)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 111,544    14.53    1,620     0.70%        0.00%    23.78%
   2003.............................................  89,513    11.74    1,051     0.70%        0.19%    37.28%
   2002.............................................  46,405     8.55      397     0.70%        0.45%   (10.65)%
   2001.............................................  12,355     9.57      118     0.70%        0.00%    (4.19)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................  20,017    30.49      610     0.70%        1.00%    12.84%
   2003.............................................  13,119    27.02      354     0.70%        0.62%    42.37%
   2002.............................................   9,210    18.98      175     0.70%        0.79%   (20.84)%
   2001.............................................   7,322    23.97      176     0.70%        5.39%   (21.72)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................      27    11.33        1     0.70%        0.00%    13.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                        Net Assets     Expenses as a Investment
                                     ----------------- % of Average    Income    Total
Type II:                      Units  Unit Value  000s   Net Assets     Ratio     Return
--------                     ------- ---------- ------ ------------- ---------- ------
GE Investments Funds, Inc.:
 Global Income Fund
   2004.....................  13,711   $14.30   $  196     0.70%        5.93%     8.69%
   2003.....................  12,787    13.16      168     0.70%        3.38%    10.91%
   2002.....................  10,966    11.86      130     0.70%        0.69%    15.82%
   2001.....................   8,893    10.24       91     0.70%        0.00%    (2.37)%
 Income Fund
   2004.....................  50,335    14.21      715     0.70%        4.48%     2.69%
   2003.....................  77,398    13.84    1,071     0.70%        4.10%     2.87%
   2002..................... 133,661    13.45    1,798     0.70%        4.30%     9.12%
   2001.....................  28,562    12.33      352     0.70%        4.90%     6.67%
 International Equity Fund
   2004.....................  38,000    15.54      591     0.70%        1.35%    15.04%
   2003.....................  34,577    13.51      467     0.70%        1.04%    36.94%
   2002.....................  30,591     9.87      302     0.70%        1.48%   (24.36)%
   2001.....................  23,877    13.04      311     0.70%        1.28%   (21.42)%
 Mid-Cap Equity Fund
   2004.....................  89,246    22.71    2,026     0.70%        1.08%    15.21%
   2003.....................  87,431    19.71    1,723     0.70%        1.56%    32.01%
   2002.....................  72,247    14.93    1,079     0.70%        0.99%   (14.37)%
   2001.....................  64,428    17.44    1,124     0.70%        0.90%    (0.38)%
 Money Market Fund
   2004..................... 306,182    19.53    5,980     0.70%        0.97%     0.24%
   2003..................... 383,069    19.48    7,464     0.70%        0.80%     0.07%
   2002..................... 444,423    19.47    8,653     0.70%        1.47%     0.76%
   2001..................... 375,930    19.32    7,263     0.70%        3.85%     3.24%
 Premier Growth Equity Fund
   2004..................... 156,662    10.69    1,675     0.70%        0.67%     6.28%
   2003..................... 150,000    10.06    1,509     0.70%        0.21%    28.01%
   2002.....................  97,973     7.86      770     0.70%        0.05%   (21.57)%
   2001.....................  77,433    10.02      776     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2004.....................  36,245    38.86    1,408     0.70%        6.29%    31.44%
   2003.....................  32,239    29.56      953     0.70%        4.02%    36.42%
   2002.....................  31,288    21.67      678     0.70%        4.64%    (2.04)%
   2001.....................  24,349    22.12      539     0.70%        3.75%    11.05%
 S&P 500(R) Index Fund
   2004..................... 168,892    53.19    8,983     0.70%        1.68%     9.69%
   2003..................... 175,964    48.49    8,533     0.70%        1.41%    27.38%
   2002..................... 168,621    38.07    6,419     0.70%        1.33%   (22.91)%
   2001..................... 145,112    49.38    7,166     0.70%        1.03%   (12.88)%
 Small-Cap Value Equity Fund
   2004.....................  62,443    14.45      902     0.70%        6.61%    14.34%
   2003.....................  46,706    12.64      590     0.70%        0.09%    23.25%
   2002.....................  28,077    10.25      288     0.70%        0.40%   (14.46)%
   2001.....................   8,753    11.99      105     0.70%        0.88%     9.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Total Return Fund
   2004................................................  22,258   $46.42   $1,033     0.70%        1.46%     7.43%
   2003................................................  21,189    43.21      916     0.70%        1.33%    19.47%
   2002................................................  16,545    36.17      598     0.70%        2.32%    (9.95)%
   2001................................................  16,248    40.16      653     0.70%        1.60%    (3.57)%
 U.S. Equity Fund
   2004................................................  93,438    12.03    1,124     0.70%        1.41%     7.41%
   2003................................................  91,590    11.20    1,026     0.70%        0.96%    22.41%
   2002................................................  98,826     9.15      904     0.70%        0.99%   (19.83)%
   2001................................................ 105,740    11.41    1,206     0.70%        0.80%    (9.12)%
 Value Equity Fund
   2004................................................  23,890     9.90      237     0.70%        1.26%     8.80%
   2003................................................  21,350     9.10      194     0.70%        1.94%    23.18%
   2002................................................  17,703     7.39      131     0.70%        1.28%   (18.14)%
   2001................................................   8,331     9.03       75     0.70%        1.78%    (9.40)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................................  27,365    10.17      278     0.70%        2.20%    17.96%
   2003................................................  16,805     8.62      145     0.70%        1.33%    23.49%
   2002................................................  20,760     6.98      145     0.70%        1.95%   (11.96)%
   2001................................................  13,984     7.93      111     0.70%        0.51%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2004................................................  87,893    18.46    1,623     0.70%        4.90%    25.00%
   2003................................................  74,805    14.77    1,105     0.70%        0.96%    27.49%
   2002................................................  84,028    11.59      974     0.70%        0.98%    (5.36)%
   2001................................................  76,066    12.24      931     0.70%        1.42%    11.26%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004................................................   1,347    13.65       18     0.70%        0.00%     8.02%
   2003................................................     128    12.64        2     0.70%        0.00%    26.38%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 105,395    26.02    2,742     0.70%        2.15%     7.77%
   2003................................................ 118,040    24.14    2,850     0.70%        2.20%    13.25%
   2002................................................ 150,095    21.32    3,200     0.70%        2.36%    (7.10)%
   2001................................................ 150,202    22.95    3,447     0.70%        1.35%    (5.34)%
 Balanced Portfolio -- Service Shares
   2004................................................ 163,634    10.35    1,693     0.70%        2.37%     7.53%
   2003................................................ 148,936     9.62    1,433     0.70%        2.03%    12.93%
   2002................................................ 117,565     8.52    1,002     0.70%        2.48%    (7.33)%
   2001................................................  61,208     9.19      563     0.70%        2.06%    (5.57)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................  70,555    24.34    1,718     0.70%        0.24%    17.40%
   2003................................................  89,818    20.74    1,862     0.70%        0.47%    19.69%
   2002................................................ 118,598    17.32    2,054     0.70%        0.55%   (16.26)%
   2001................................................ 121,421    20.69    2,512     0.70%        0.42%   (22.22)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004................................................  35,918   $ 7.46   $  268     0.70%        0.03%    17.14%
   2003................................................  35,232     6.37      224     0.70%        0.27%    19.39%
   2002................................................  29,735     5.34      159     0.70%        0.34%   (16.52)%
   2001................................................  19,212     6.39      123     0.70%        0.48%   (22.38)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  22,035    18.67      411     0.70%        5.66%     3.24%
   2003................................................  32,132    18.08      581     0.70%        4.27%     5.65%
   2002................................................  30,899    17.12      529     0.70%        5.26%     9.70%
   2001................................................  22,884    15.60      357     0.70%        3.30%     6.98%
 Global Life Sciences Portfolio -- Service Shares
   2004................................................  29,001     9.44      274     0.70%        0.00%    13.42%
   2003................................................  25,559     8.32      213     0.70%        0.00%    25.31%
   2002................................................  20,648     6.64      137     0.70%        0.00%   (30.04)%
   2001................................................  14,783     9.49      140     0.70%        0.00%   (17.34)%
 Global Technology Portfolio -- Service Shares
   2004................................................  59,416     3.63      215     0.70%        0.00%    (0.14)%
   2003................................................  62,665     3.63      228     0.70%        0.00%    45.45%
   2002................................................  41,442     2.50      104     0.70%        0.00%   (41.35)%
   2001................................................  24,502     4.26      104     0.70%        0.00%   (37.76)%
 Growth Portfolio -- Institutional Shares
   2004................................................ 130,686    21.94    2,867     0.70%        0.14%     3.78%
   2003................................................ 134,660    21.14    2,846     0.70%        0.09%    30.81%
   2002................................................ 131,849    16.16    2,131     0.70%        0.00%   (27.02)%
   2001................................................ 136,402    22.14    3,020     0.70%        0.02%   (25.26)%
 Growth Portfolio -- Service Shares
   2004................................................  36,233     6.07      220     0.70%        0.00%     3.47%
   2003................................................  36,456     5.87      214     0.70%        0.00%    30.57%
   2002................................................  30,203     4.49      136     0.70%        0.00%   (27.23)%
   2001................................................  21,087     6.17      130     0.70%        0.00%   (25.43)%
 International Growth Portfolio -- Institutional Shares
   2004................................................  81,120    21.62    1,754     0.70%        0.93%    18.12%
   2003................................................  83,681    18.31    1,532     0.70%        1.22%    33.97%
   2002................................................  84,814    13.66    1,159     0.70%        0.84%   (26.11)%
   2001................................................  95,757    18.49    1,771     0.70%        0.38%   (23.78)%
 International Growth Portfolio -- Service Shares
   2004................................................  39,219     7.67      301     0.70%        0.87%    17.85%
   2003................................................  38,190     6.51      249     0.70%        1.11%    33.59%
   2002................................................  28,173     4.87      137     0.70%        0.83%   (26.28)%
   2001................................................  17,206     6.61      114     0.70%        0.22%   (23.97)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................ 117,313    24.25    2,844     0.70%        0.00%    19.90%
   2003................................................ 120,393    20.22    2,435     0.70%        0.00%    34.16%
   2002................................................ 115,952    15.07    1,747     0.70%        0.00%   (28.44)%
   2001................................................ 109,492    21.06    2,306     0.70%        0.00%   (39.88)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................  77,944   $ 4.70   $  366     0.70%        0.00%    19.63%
   2003...............................................  72,473     3.93      284     0.70%        0.00%    33.82%
   2002...............................................  59,086     2.93      173     0.70%        0.00%   (28.62)%
   2001...............................................  28,395     4.11      117     0.70%        0.00%   (40.02)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004...............................................  98,544    24.41    2,406     0.70%        0.99%     4.04%
   2003............................................... 105,867    23.47    2,484     0.70%        1.08%    23.12%
   2002............................................... 144,792    19.06    2,760     0.70%        0.86%   (26.02)%
   2001............................................... 144,970    25.76    3,734     0.70%        0.24%   (22.98)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  48,113     6.28      302     0.70%        0.91%     3.79%
   2003...............................................  54,662     6.05      331     0.70%        0.87%    22.82%
   2002...............................................  48,691     4.93      240     0.70%        0.70%   (26.23)%
   2001...............................................  22,940     6.68      153     0.70%        0.15%   (23.16)%
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares
   2004...............................................      41    11.27        1     0.70%       13.19%    12.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  44,622     6.15      274     0.70%        0.00%     8.22%
   2003...............................................  33,326     5.68      189     0.70%        0.00%    21.75%
   2002...............................................  23,388     4.67      109     0.70%        0.00%   (28.22)%
   2001...............................................  11,383     6.50       74     0.70%        0.03%   (25.36)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................  10,354     8.46       88     0.70%        0.43%    10.34%
   2003...............................................  14,833     7.67      114     0.70%        0.46%    20.98%
   2002...............................................  13,017     6.34       83     0.70%        0.55%   (21.71)%
   2001...............................................   8,997     8.09       73     0.70%        0.08%   (16.69)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  72,197     8.02      579     0.70%        0.00%     5.46%
   2003...............................................  75,499     7.61      574     0.70%        0.00%    32.50%
   2002...............................................  21,603     5.74      124     0.70%        0.00%   (32.28)%
   2001...............................................   7,898     8.48       67     0.70%        0.00%    (5.92)%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  48,177     9.70      467     0.70%        1.31%    28.93%
   2003...............................................  49,227     7.52      370     0.70%        2.02%    34.62%
   2002...............................................  37,194     5.59      208     0.70%        2.87%   (23.44)%
   2001...............................................  25,912     7.30      189     0.70%        1.76%   (24.98)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   9,816    13.95      137     0.70%        0.00%    12.24%
   2003...............................................   2,119    12.42       26     0.70%        0.00%    24.25%
 Nations Marsico International Opportunities Portfolio
   2004...............................................   6,951    15.58      108     0.70%        0.65%    15.78%
   2003...............................................   2,081    13.46       28     0.70%        0.01%    34.58%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type II:                                             Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------ ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................. 21,287   $52.98   $1,128     0.70%        0.00%    18.94%
   2003............................................. 21,210    44.54      945     0.70%        0.00%    24.71%
   2002............................................. 19,975    35.72      714     0.70%        0.70%   (28.30)%
   2001............................................. 19,988    49.81      996     0.70%        0.97%   (31.75)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.............................................  3,012    14.31       43     0.70%        0.00%    18.59%
   2003.............................................  2,599    12.06       31     0.70%        0.00%    20.63%
 Oppenheimer Balanced Fund/VA
   2004............................................. 13,088    44.96      589     0.70%        1.02%     9.33%
   2003............................................. 12,263    41.13      504     0.70%        2.87%    24.08%
   2002............................................. 12,634    33.15      419     0.70%        3.72%   (11.03)%
   2001............................................. 11,900    37.25      443     0.70%        3.71%   (10.91)%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.............................................     38    11.01        1     0.70%        0.00%    10.05%
 Oppenheimer Bond Fund/VA
   2004............................................. 17,136    31.56      541     0.70%        4.60%     4.75%
   2003............................................. 20,380    30.12      614     0.70%        5.59%     6.03%
   2002............................................. 24,687    28.41      701     0.70%        7.18%     8.32%
   2001............................................. 20,879    26.23      548     0.70%        7.69%     7.03%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................. 26,147    62.97    1,646     0.70%        0.32%     6.19%
   2003............................................. 28,204    59.30    1,673     0.70%        0.39%    30.03%
   2002............................................. 28,174    45.61    1,285     0.70%        0.61%   (27.37)%
   2001............................................. 28,225    62.80    1,773     0.70%        0.63%   (13.19)%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.............................................  7,709    13.10      101     0.70%        0.09%     5.87%
   2003.............................................    333    12.37        4     0.70%        0.00%    23.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 81,745    10.84      886     0.70%        1.12%    18.04%
   2003............................................. 56,356     9.18      518     0.70%        0.57%    41.86%
   2002............................................. 38,218     6.47      247     0.70%        0.37%   (22.91)%
   2001............................................. 21,714     8.40      182     0.70%        0.09%   (12.79)%
 Oppenheimer High Income Fund/VA
   2004............................................. 31,737    44.28    1,405     0.70%        6.62%     8.20%
   2003............................................. 31,380    40.93    1,284     0.70%        6.67%    23.09%
   2002............................................. 32,150    33.25    1,069     0.70%       10.73%    (3.08)%
   2001............................................. 34,909    34.30    1,197     0.70%       10.35%     1.25%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................. 70,239     8.77      616     0.70%        0.70%     8.38%
   2003............................................. 67,943     8.09      550     0.70%        0.73%    25.55%
   2002............................................. 49,197     6.44      317     0.70%        0.46%   (19.60)%
   2001............................................. 21,746     8.01      174     0.70%        0.08%   (10.91)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   6,130   $16.31   $  100     0.70%        0.00%    18.34%
   2003...............................................     730    13.78        1     0.70%        0.00%    37.80%
PBHG Insurance Series Fund, Inc:
 PBHG Growth II Portfolio
   2004...............................................  43,944    10.10      444     0.70%        0.00%     5.86%
   2003...............................................  49,925     9.54      476     0.70%        0.00%    24.82%
   2002...............................................  49,673     7.64      380     0.70%        0.00%   (30.92)%
   2001...............................................  45,469    11.07      503     0.70%        0.00%   (40.89)%
 PBHG Large Cap Growth Portfolio
   2004...............................................  31,250    17.25      539     0.70%        0.00%     8.18%
   2003...............................................  35,568    15.95      567     0.70%        0.00%    30.27%
   2002...............................................  28,295    12.24      346     0.70%        0.00%   (29.81)%
   2001...............................................  27,510    17.44      480     0.70%        0.00%   (28.79)%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   4,520    12.64       57     0.70%        3.29%     4.82%
   2003...............................................   3,816    12.06       46     0.70%        2.72%     1.54%
   2002...............................................   2,535    11.88       30     0.70%        3.67%     7.43%
   2001...............................................     723    11.06        8     0.70%        3.57%     6.84%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  36,718    12.97      476     0.70%        6.78%     8.77%
   2003...............................................  29,080    11.92      347     0.70%        7.38%    21.99%
   2002...............................................  14,509     9.77      142     0.70%        8.61%    (1.88)%
   2001...............................................   4,802     9.96       48     0.70%        7.15%     1.63%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................  51,253    14.62      749     0.70%        4.48%     6.81%
   2003...............................................  49,545    13.69      678     0.70%        3.05%     3.17%
   2002...............................................  36,158    13.27      480     0.70%        4.24%    16.76%
   2001...............................................   8,682    11.36       99     0.70%        4.20%     5.11%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 141,657    13.13    1,860     0.70%        2.63%     4.15%
   2003............................................... 112,041    12.61    1,412     0.70%        2.86%     4.30%
   2002...............................................  51,433    12.09      622     0.70%        4.28%     8.31%
   2001...............................................  10,197    11.16      114     0.70%        3.79%     7.61%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     176    14.20        2     0.70%        0.00%    14.57%
   2003...............................................       1    12.40        1     0.70%        0.00%    23.98%
 Jennison Portfolio -- Class II Shares
   2004...............................................      54    13.22        1     0.70%        0.04%     8.45%
   2003...............................................      53    12.19        1     0.70%        0.00%    21.90%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004.................................................. 20,467   $ 3.97   $ 81     0.70%        0.00%     8.58%
   2003.................................................. 17,929     3.66     66     0.70%        0.00%    44.40%
   2002.................................................. 14,577     2.53     37     0.70%        0.00%   (39.28)%
   2001..................................................  5,028     4.17     21     0.70%        0.00%   (35.63)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  1,554    13.95     22     0.70%        0.30%     7.31%
   2003..................................................    164    13.00      2     0.70%        0.00%    29.99%
 Salomon Brothers Variable Investors Fund -- Class I
   2004.................................................. 26,896    16.15    434     0.70%        1.39%     9.60%
   2003.................................................. 28,015    14.74    413     0.70%        1.53%    31.41%
   2002.................................................. 23,590    11.22    265     0.70%        1.11%   (23.59)%
   2001.................................................. 31,874    14.68    468     0.70%        0.86%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2004.................................................. 26,715    14.88    397     0.70%        4.59%     5.90%
   2003.................................................. 31,290    14.05    440     0.70%        4.82%    12.44%
   2002.................................................. 29,849    12.49    373     0.70%        6.01%     8.08%
   2001.................................................. 22,290    11.56    258     0.70%        6.44%     6.17%
 Salomon Brothers Variable Total Return Fund -- Class I
   2004..................................................  8,140    12.97    106     0.70%        2.16%     7.98%
   2003..................................................  9,652    12.01    116     0.70%        2.19%    15.10%
   2002..................................................  6,005    10.44     63     0.70%        1.78%    (7.52)%
   2001..................................................  3,259    11.29     37     0.70%        3.70%    (1.50)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................. 20,393    12.25    250     0.70%        0.69%    16.60%
   2003.................................................. 10,338    10.50    109     0.70%        0.46%    29.85%
   2002..................................................     56     8.09      1     0.70%        0.00%   (19.11)%
 Emerging Growth Portfolio -- Class II Shares
   2004..................................................  4,695     9.77     46     0.70%        0.00%     6.03%
   2003..................................................  3,061     9.21     28     0.70%        0.00%    26.15%
   2002..................................................     13     7.30      1     0.70%        0.00%   (26.96)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..................................................  1,382    14.45     20     0.00%        0.00%    10.84%
   2003..................................................    108    13.03      1     0.00%        0.00%    30.34%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004..................................................  1,419    11.00     16     0.00%        0.00%     6.63%
   2003..................................................  1,130    10.32     12     0.00%        0.00%    29.52%
   2002..................................................    363     7.96      3     0.00%        0.00%   (20.36)%
 AIM V.I. Growth Fund -- Series I shares
   2004..................................................    860    10.55      9     0.00%        0.00%     8.23%
   2003..................................................    758     9.75      7     0.00%        0.00%    31.24%
   2002..................................................    450     7.43      3     0.00%        0.00%   (25.71)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income    Total
Type III:                                                   Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2004....................................................  3,418   $10.04   $ 34     0.00%        0.47%     5.77%
   2003....................................................  2,383     9.50     23     0.00%        0.33%    25.08%
   2002....................................................    704     7.59      5     0.00%        0.45%   (24.08)%
AllianceBernstein Variable Products Series Fund, Inc:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004.................................................... 24,852    12.29    306     0.00%        0.77%    11.22%
   2003.................................................... 18,031    11.05    199     0.00%        0.82%    32.18%
   2002.................................................... 10,029     8.36     84     0.00%        0.56%   (16.38)%
 AllianceBernstein International Value Portfolio -- Class B
   2004....................................................  1,290    10.56      1     0.00%        0.00%     5.59%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004....................................................  2,617    10.32     27     0.00%        0.00%     8.35%
   2003....................................................  1,413     9.52     13     0.00%        0.00%    23.37%
   2002....................................................    194     7.72      1     0.00%        0.00%   (22.81)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2004....................................................    364    12.48      5     0.00%        0.00%    14.38%
   2003....................................................    323    10.91      4     0.00%        0.00%    48.67%
   2002....................................................    165     7.34      1     0.00%        0.00%   (26.62)%
 AllianceBernstein Technology Portfolio -- Class B
   2004....................................................     60    13.99      1     0.00%        0.00%     5.09%
   2003....................................................     21    13.31      1     0.00%        0.00%    33.12%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2004....................................................    601    10.00      6     0.00%        0.40%     6.21%
   2003....................................................    532     9.42      5     0.00%        0.13%    26.00%
   2002....................................................    351     7.48      3     0.00%        0.35%   (25.24)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004....................................................    607    10.53      6     0.00%        3.14%     2.83%
 VT Worldwide Health Sciences Fund
   2004....................................................    443    12.77      6     0.00%        0.00%     6.24%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004....................................................  1,933    13.44     26     0.00%        6.07%    10.16%
   2003....................................................  9,759    12.20    119     0.00%        5.63%    21.79%
   2002....................................................    163    10.02      2     0.00%        8.29%     0.19%
 Federated Kaufmann Fund II -- Service Shares
   2004....................................................     23    15.39      1     0.00%        0.01%    14.48%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.................................................... 19,664    13.65    268     0.00%        0.19%    15.16%
   2003.................................................... 13,743    11.85    163     0.00%        0.21%    28.20%
   2002....................................................  3,128     9.24     29     0.00%        0.44%    (7.57)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                            Net Assets    Expenses as a Investment
                                                          --------------- % of Average    Income    Total
Type III:                                          Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                          ------ ---------- ---- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2004........................................... 19,934   $12.60   $251     0.00%        1.29%    11.23%
   2003........................................... 11,384    11.32    129     0.00%        1.31%    30.03%
   2002...........................................  1,929     8.71     17     0.00%        1.08%   (12.91)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...........................................  5,393    11.45     62     0.00%        0.70%     5.52%
   2003...........................................  4,955    10.85     54     0.00%        0.76%    23.44%
   2002...........................................    282     8.79      2     0.00%        1.16%   (12.07)%
 VIP Growth Portfolio -- Service Class 2
   2004........................................... 14,278    10.05    144     0.00%        0.12%     3.12%
   2003........................................... 11,662     9.75    114     0.00%        0.10%    32.54%
   2002...........................................  6,754     7.35     50     0.00%        0.11%   (26.46)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  9,732    15.77    154     0.00%        0.00%    24.66%
   2003...........................................  5,791    12.65     73     0.00%        0.19%    38.25%
   2002...........................................  1,364     9.15     12     0.00%        0.45%    (8.47)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................     73    11.38      1     0.00%        0.00%    13.85%
GE Investments Funds, Inc:
 Income Fund
   2004...........................................  2,403    11.52     28     0.00%        4.48%     3.42%
   2003...........................................  2,332    11.14     26     0.00%        4.10%     3.60%
   2002...........................................  1,504    10.75     16     0.00%        4.30%     7.52%
 Mid-Cap Equity Fund
   2004........................................... 22,678    13.59    308     0.00%        1.08%    16.02%
   2003........................................... 10,448    11.71    122     0.00%        1.56%    32.94%
   2002...........................................  3,962     8.81     35     0.00%        0.99%   (11.91)%
 Money Market Fund
   2004........................................... 18,564    10.31    191     0.00%        0.97%     0.95%
   2003........................................... 31,882    10.21    325     0.00%        0.80%     0.78%
   2002...........................................  3,924    10.13     40     0.00%        1.47%     1.30%
 Premier Growth Equity Fund
   2004...........................................  8,100    11.26     91     0.00%        0.67%     7.03%
   2003...........................................  6,343    10.52     67     0.00%        0.21%    28.91%
   2002...........................................    982     8.16      8     0.00%        0.05%   (18.37)%
 Real Estate Securities Fund
   2004...........................................  9,834    16.70    164     0.00%        6.29%    32.37%
   2003...........................................  3,854    12.61     49     0.00%        4.02%    26.14%
 S&P 500(R) Index Fund
   2004........................................... 39,598    11.58    459     0.00%        1.68%    10.46%
   2003........................................... 14,324    10.48    150     0.00%        1.41%    28.27%
   2002...........................................  6,520     8.17     53     0.00%        1.33%   (18.28)%
 Small-Cap Value Equity Fund
   2004........................................... 24,301    12.59    306     0.00%        6.61%    15.15%
   2003........................................... 19,851    10.94    217     0.00%        0.09%    24.11%
   2002...........................................  6,241     8.81     55     0.00%        0.40%   (11.87)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets    Expenses as a Investment
                                                            --------------- % of Average    Income    Total
Type III:                                            Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                            ------ ---------- ---- ------------- ---------- ------
 Total Return Fund
   2004.............................................  4,362   $12.49   $ 54     0.00%        1.46%     8.19%
   2003.............................................    166    11.55      2     0.00%        1.33%    15.49%
 U.S. Equity Fund
   2004.............................................  8,127    11.21     91     0.00%        1.41%     8.17%
   2003.............................................  6,852    10.37     71     0.00%        0.96%    23.28%
   2002.............................................  1,364     8.41     11     0.00%        0.99%   (15.89)%
 Value Equity Fund
   2004............................................. 10,207    11.58    118     0.00%        1.26%     9.57%
   2003............................................. 11,293    10.57    119     0.00%        1.94%    24.05%
   2002.............................................  2,416     8.52     21     0.00%        1.28%   (14.82)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.............................................     38    13.81      1     0.00%        0.00%     8.79%
   2003.............................................    156    12.70      2     0.00%        0.00%    26.97%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004............................................. 12,019    11.73    141     0.00%        2.37%     8.29%
   2003.............................................  6,387    10.83     69     0.00%        2.03%    13.72%
   2002.............................................  2,179     9.52     21     0.00%        2.48%    (4.75)%
 Capital Appreciation Portfolio -- Service Shares
   2004............................................. 10,858    12.66    137     0.00%        0.03%    17.97%
   2003.............................................  9,123    10.73     98     0.00%        0.27%    20.23%
   2002.............................................  3,788     8.92     34     0.00%        0.34%   (10.77)%
 Global Life Sciences Portfolio -- Service Shares
   2004.............................................    283    10.86      3     0.00%        0.00%    14.22%
   2003.............................................    378     9.50      4     0.00%        0.00%    26.19%
   2002.............................................    284     7.53      2     0.00%        0.00%   (24.69)%
 Global Technology Portfolio -- Service Shares
   2004.............................................    171     9.52      2     0.00%        0.00%     0.57%
   2003.............................................    396     9.46      4     0.00%        0.00%    46.47%
   2002.............................................    332     6.46      2     0.00%        0.00%   (35.39)%
 Growth Portfolio -- Service Shares
   2004.............................................    757    10.72      8     0.00%        0.00%     4.20%
   2003.............................................    541    10.29      6     0.00%        0.00%    31.49%
   2002.............................................    111     7.83      1     0.00%        0.00%   (21.73)%
 International Growth Portfolio -- Service Shares
   2004............................................. 10,026    12.97    130     0.00%        0.87%    18.69%
   2003............................................. 12,887    10.93    141     0.00%        1.11%    34.53%
   2002.............................................  5,541     8.13     45     0.00%        0.83%   (18.75)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.............................................  5,418    13.26     72     0.00%        0.00%    20.48%
   2003.............................................  5,498    11.00     60     0.00%        0.00%    34.76%
   2002.............................................  2,722     8.17     22     0.00%        0.00%   (18.35)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as a Investment
                                                                --------------- % of Average    Income    Total
Type III:                                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                                ------ ---------- ---- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004.................................................  5,465   $10.45   $ 57     0.00%        0.91%     4.53%
   2003.................................................  5,318    10.00     53     0.00%        0.87%    23.68%
   2002.................................................  3,116     8.08     25     0.00%        0.70%   (19.15)%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III
   Shares
   2004.................................................     48    10.97      1     0.00%        0.16%     9.71%
 Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares
   2004.................................................     29    11.33      1     0.00%       13.19%    13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................    651    10.41      7     0.00%        0.00%     8.98%
   2003.................................................    651     9.55      6     0.00%        0.00%    22.60%
   2002.................................................    423     7.79      3     0.00%        0.00%   (22.07)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................    412    11.25      5     0.00%        0.43%    11.13%
   2003.................................................    333    10.12      3     0.00%        0.46%    21.84%
   2002.................................................     83     8.31      1     0.00%        0.55%   (16.92)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................. 11,206    10.36    116     0.00%        0.00%     6.21%
   2003.................................................  8,803     9.75     86     0.00%        0.00%    33.43%
   2002.................................................  3,471     7.31     25     0.00%        0.00%   (26.90)%
 MFS(R) Utilities Series -- Service Class Shares
   2004.................................................  3,171    15.37     49     0.00%        1.31%    29.84%
   2003.................................................  1,575    11.84     19     0.00%        2.02%    35.57%
   2002.................................................    299     8.73      3     0.00%        2.87%   (12.68)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................    387    14.11      5     0.00%        0.00%    13.03%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  9,285    15.77    146     0.00%        0.65%    16.59%
   2003.................................................  6,048    13.52     82     0.00%        0.01%    35.21%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.................................................    835    14.47     12     0.00%        0.00%    19.43%
   2003.................................................    330    12.12      4     0.00%        0.00%    21.19%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.................................................  1,035    13.25     14     0.00%        0.09%     6.62%
   2003.................................................      8    12.43      1     0.00%        0.00%    24.30%
 Oppenheimer Global Securities Fund/VA -- Service Shares
   2004.................................................  7,961    13.83    110     0.00%        1.12%    18.88%
   2003.................................................  4,788    11.63     56     0.00%        0.57%    42.86%
   2002.................................................  1,860     8.14     15     0.00%        0.37%   (18.58)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                              ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................  6,886   $11.62   $ 80     0.00%        0.70%     9.14%
   2003...............................................  4,945    10.65     53     0.00%        0.73%    26.44%
   2002...............................................  3,101     8.42     26     0.00%        0.46%   (15.79)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  1,245    16.50     21     0.00%        0.00%    19.18%
   2003...............................................    135    13.84      2     0.00%        0.00%    38.43%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  1,170    11.54     14     0.00%        3.29%     5.56%
   2003...............................................    747    10.93      8     0.00%        2.72%     2.26%
   2002...............................................    242    10.69      3     0.00%        3.67%     6.93%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  5,574    13.26     74     0.00%        6.78%     9.54%
   2003...............................................  3,560    12.11     43     0.00%        7.38%    22.85%
   2002...............................................  4,601     9.86     45     0.00%        8.61%    (1.43)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004...............................................  3,309    12.75     42     0.00%        4.48%     7.56%
   2003...............................................  2,256    11.85     27     0.00%        3.05%     3.90%
   2002...............................................    878    11.40     10     0.00%        4.24%    14.05%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 18,003    11.81    213     0.00%        2.63%     4.89%
   2003............................................... 14,940    11.26    168     0.00%        2.86%     5.04%
   2002............................................... 18,200    10.72    195     0.00%        4.28%     7.23%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................    219    14.37      3     0.00%        0.00%    15.38%
Rydex Variable Trust:
 OTC Fund
   2004...............................................    708    10.51      7     0.00%        0.00%     9.35%
   2003...............................................    543     9.61      5     0.00%        0.00%    45.41%
   2002...............................................     36     6.61      1     0.00%        0.00%   (33.89)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................      6    14.11      1     0.00%        0.30%     8.07%
   2003...............................................    103    13.06      1     0.00%        0.00%    30.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  3,189    12.48     40     0.00%        0.69%    17.43%
   2003...............................................  3,335    10.63     35     0.00%        0.46%    30.77%
   2002...............................................    437     8.13      4     0.00%        0.00%   (18.73)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................  5,423     9.95     54     0.00%        0.00%     6.78%
   2003...............................................  2,671     9.32     25     0.00%        0.00%    27.03%
   2002...............................................     20     7.34      1     0.00%        0.00%   (26.62)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................   2,193   $14.41   $   32     0.50%        4.48%     2.90%
   2003...............................................   2,340    14.01    1,589     0.50%        4.10%     3.08%
   2002...............................................   2,387    13.59    1,534     0.50%        4.30%     9.33%
   2001...............................................   2,819    12.43    1,402     0.50%        4.90%     6.89%
 Money Market Fund
   2004...............................................     990    22.17       22     0.50%        0.97%     0.45%
   2003...............................................   4,321    22.07       95     0.50%        0.80%     0.28%
   2002...............................................   4,682    22.01      109     0.50%        1.47%     0.96%
   2001...............................................   4,949    21.80      114     0.50%        3.85%     2.94%
 S&P 500(R) Index Fund
   2004...............................................  22,717    95.25    2,164     0.50%        1.68%     9.90%
   2003...............................................  24,128    86.67    2,091     0.50%        1.41%    27.63%
   2002...............................................  26,649    67.90    1,809     0.50%        1.33%   (22.76)%
   2001...............................................  29,348    87.91    2,580     0.50%        1.03%   (12.71)%
 Total Return Fund
   2004...............................................   8,218    62.50      514     0.50%        1.46%     7.65%
   2003...............................................   8,862    58.06      515     0.50%        1.33%    19.71%
   2002...............................................   9,144    48.50      443     0.50%        2.32%    (9.77)%
   2001...............................................   8,546    53.75      459     0.50%        1.60%    (3.38)%

Type V:
-------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 114,363    17.36    1,985     1.30%        0.00%     4.13%
   2003............................................... 129,265    16.67    2,155     1.30%        0.00%    33.41%
   2002............................................... 123,144    12.49    1,538     1.30%        0.04%   (33.86)%
   2001............................................... 177,225    18.89    3,348     1.30%        0.24%   (12.97)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 168,129    10.07    1,693     1.30%        0.00%    15.06%
   2003............................................... 164,909     8.75    1,443     1.30%        0.00%    40.50%
   2002............................................... 149,660     6.23      932     1.30%        0.00%   (27.18)%
   2001............................................... 193,757     8.56    1,659     1.30%        0.05%   (30.43)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................   6,227    13.52       84     1.30%        0.77%     9.78%
   2003...............................................   8,975    12.31      111     1.30%        0.82%    23.10%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2004...............................................  34,949    18.14      634     1.30%        1.39%     8.35%
   2003...............................................  43,528    16.74      729     1.30%        1.52%    26.04%
   2002...............................................  46,687    13.28      620     1.30%        1.23%   (21.25)%
   2001...............................................  63,683    16.86    1,074     1.30%        1.27%    (5.46)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type V:                                               Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                              ------- ---------- ------- ------------- ---------- ------
 Federated Capital Income Fund II
   2004.............................................  34,361   $14.08   $   484     1.30%        3.84%     8.49%
   2003.............................................  23,728    12.98       308     1.30%        6.38%    19.11%
   2002.............................................  23,173    10.90       253     1.30%        5.55%   (24.94)%
   2001.............................................  23,007    14.52       334     1.30%        3.30%   (14.85)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004.............................................  38,714    18.22       705     1.30%        7.36%     9.02%
   2003.............................................  48,040    16.71       803     1.30%        6.26%    20.63%
   2002.............................................  49,334    13.85       683     1.30%        9.77%     0.07%
   2001.............................................  43,255    13.84       599     1.30%       10.29%     0.06%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................. 155,574    29.58     4,602     1.30%        2.79%     4.10%
   2003............................................. 174,391    28.41     4,955     1.30%        3.64%    16.45%
   2002............................................. 188,247    24.40     4,593     1.30%        4.08%    (9.91)%
   2001............................................. 219,198    27.08     5,936     1.30%        4.27%    (5.34)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................. 269,553    33.11     8,925     1.30%        0.33%    13.98%
   2003............................................. 260,928    29.05     7,580     1.30%        0.45%    26.80%
   2002............................................. 252,256    22.91     5,779     1.30%        0.84%   (10.53)%
   2001............................................. 303,135    25.60     7,760     1.30%        0.81%   (13.39)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 235,789    44.14    10,407     1.30%        1.55%    10.08%
   2003............................................. 256,975    40.10    10,304     1.30%        1.79%    28.64%
   2002............................................. 274,815    31.17     8,566     1.30%        1.82%   (18.02)%
   2001............................................. 323,795    38.02    12,311     1.30%        1.70%    (6.20)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................  33,947    15.34       521     1.30%        0.99%     4.42%
   2003.............................................  40,229    14.69       591     1.30%        1.18%    22.17%
   2002.............................................  35,060    12.02       421     1.30%        1.24%   (17.70)%
   2001.............................................  35,267    14.61       515     1.30%        1.36%    (9.94)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................  17,463    11.25       196     1.30%        0.53%     5.80%
   2003.............................................  18,024    10.63       192     1.30%        0.77%    28.19%
   2002.............................................  25,246     8.29       209     1.30%        1.08%   (22.86)%
   2001.............................................  29,917    10.75       322     1.30%        0.39%   (15.54)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 145,113    41.27     5,989     1.30%        0.27%     2.03%
   2003............................................. 161,999    40.45     6,553     1.30%        0.27%    31.13%
   2002............................................. 178,203    30.85     5,498     1.30%        0.26%   (31.01)%
   2001............................................. 212,582    44.72     9,507     1.30%        0.08%   (18.72)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................  54,640    17.16       937     1.30%        0.00%    23.04%
   2003.............................................   8,391    13.95       117     1.30%        0.19%    39.45%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                     Net Assets     Expenses as a Investment
                                                 ------------------ % of Average    Income    Total
Type V:                                   Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                  ------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2004................................. 127,650   $22.78   $ 2,908     1.30%        1.00%    12.16%
   2003................................. 232,040    20.31     4,713     1.30%        0.62%    41.51%
   2002................................. 265,593    14.35     3,811     1.30%        0.79%   (21.31)%
   2001................................. 126,121    18.24     2,300     1.30%        5.39%   (22.20)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.................................  24,370    13.66       333     1.30%        5.93%     8.04%
   2003.................................  17,333    12.64       219     1.30%        3.38%    10.24%
   2002.................................  13,107    11.47       150     1.30%        0.69%    15.12%
   2001.................................   3,313     9.96        33     1.30%        0.00%    (2.96)%
 Income Fund
   2004.................................  98,671    13.62     1,344     1.30%        4.48%     2.08%
   2003................................. 131,112    13.34     1,749     1.30%        4.10%     2.26%
   2002................................. 146,090    13.05     1,906     1.30%        4.30%     8.46%
   2001................................. 103,897    12.03     1,250     1.30%        4.90%     6.03%
 International Equity Fund
   2004.................................  35,853    14.66       526     1.30%        1.35%    14.34%
   2003.................................  29,649    12.82       380     1.30%        1.04%    36.12%
   2002.................................  41,672     9.42       393     1.30%        1.48%   (24.82)%
   2001.................................  41,454    12.53       519     1.30%        1.28%   (21.89)%
 Mid-Cap Equity Fund
   2004.................................  69,195    21.68     1,500     1.30%        1.08%    14.52%
   2003.................................  95,002    18.93     1,799     1.30%        1.56%    31.22%
   2002.................................  84,565    14.43     1,220     1.30%        0.99%   (14.88)%
   2001.................................  71,065    16.95     1,205     1.30%        0.90%    (0.98)%
 Money Market Fund
   2004................................. 449,121    17.33     7,781     1.30%        0.97%    (0.36)%
   2003................................. 600,463    17.39    10,441     1.30%        0.80%    (0.53)%
   2002................................. 835,428    17.48    14,603     1.30%        1.47%     0.16%
   2001................................. 810,426    17.45    14,142     1.30%        3.85%     2.62%
 Premier Growth Equity Fund
   2004.................................  50,147    10.33       518     1.30%        0.67%     5.64%
   2003.................................  77,301     9.78       756     1.30%        0.21%    27.25%
   2002.................................  64,298     7.69       494     1.30%        0.05%   (22.04)%
   2001.................................  73,412     9.86       724     1.30%        0.12%   (10.32)%
 Real Estate Securities Fund
   2004.................................  76,274    36.66     2,796     1.30%        6.29%    30.65%
   2003.................................  62,954    28.06     1,766     1.30%        4.02%    35.60%
   2002.................................  46,757    20.69       967     1.30%        4.64%    (2.63)%
   2001.................................  41,820    21.25       889     1.30%        3.75%    10.38%
 S&P 500(R) Index Fund
   2004.................................  98,880    42.20     4,173     1.30%        1.68%     9.03%
   2003................................. 118,264    38.71     4,578     1.30%        1.41%    26.61%
   2002................................. 120,870    30.57     3,695     1.30%        1.33%   (23.38)%
   2001................................. 138,814    39.90     5,539     1.30%        1.03%   (13.41)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 Small-Cap Value Equity Fund
   2004................................................  36,428   $14.59   $  532     1.30%        6.61%    13.65%
   2003................................................  28,721    12.84      369     1.30%        0.09%    28.42%
 Total Return Fund
   2004................................................  57,485    37.76    2,170     1.30%        1.46%     6.78%
   2003................................................  54,211    35.36    1,917     1.30%        1.33%    18.76%
   2002................................................  54,067    29.77    1,610     1.30%        2.32%   (10.49)%
   2001................................................  51,334    33.26    1,707     1.30%        1.60%    (4.16)%
 U.S. Equity Fund
   2004................................................  35,173    11.55      406     1.30%        1.41%     6.76%
   2003................................................  39,733    10.82      430     1.30%        0.96%    21.68%
   2002................................................  35,121     8.89      312     1.30%        0.99%   (20.31)%
   2001................................................  19,782    11.16      221     1.30%        0.80%    (9.67)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................................  23,583     9.77      230     1.30%        2.20%    17.25%
   2003................................................  10,992     8.33       92     1.30%        1.33%    22.75%
   2002................................................   7,637     6.79       52     1.30%        1.95%   (12.49)%
   2001................................................   6,794     7.75       53     1.30%        0.51%   (10.52)%
 Goldman Sachs Mid Cap Value Fund
   2004................................................ 199,011    17.74    3,530     1.30%        4.90%    24.25%
   2003................................................ 203,015    14.28    2,898     1.30%        0.96%    26.73%
   2002................................................ 201,801    11.26    2,272     1.30%        0.98%    (5.93)%
   2001................................................ 205,679    11.97    2,462     1.30%        1.42%    10.59%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 157,253    24.61    3,870     1.30%        2.15%     7.12%
   2003................................................ 189,807    22.97    4,360     1.30%        2.20%    12.57%
   2002................................................ 189,007    20.41    3,858     1.30%        2.36%    (7.66)%
   2001................................................ 272,413    22.10    6,020     1.30%        1.35%    (5.91)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................  42,737    23.24      993     1.30%        0.24%    16.69%
   2003................................................  50,233    19.92    1,001     1.30%        0.47%    18.97%
   2002................................................  58,293    16.74      976     1.30%        0.55%   (16.77)%
   2001................................................  84,216    20.11    1,694     1.30%        0.42%   (22.70)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  18,338    17.66      324     1.30%        5.66%     2.62%
   2003................................................  19,214    17.21      331     1.30%        4.27%     5.01%
   2002................................................  19,609    16.38      321     1.30%        5.26%     9.04%
   2001................................................  24,373    15.03      366     1.30%        3.30%     6.33%
 Global Life Sciences Portfolio -- Service Shares
   2004................................................  22,621     9.17      208     1.30%        0.00%    12.74%
   2003................................................  22,853     8.14      186     1.30%        0.00%    24.56%
   2002................................................  41,499     6.53      271     1.30%        0.00%   (30.46)%
   2001................................................  33,891     9.40      319     1.30%        0.00%   (17.84)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 Global Technology Portfolio -- Service Shares
   2004................................................  13,323   $ 3.53   $   47     1.30%        0.00%    (0.74)%
   2003................................................  20,384     3.55       72     1.30%        0.00%    44.58%
   2002................................................   4,019     2.46       10     1.30%        0.00%   (41.70)%
   2001................................................  10,228     4.21       43     1.30%        0.00%   (38.14)%
 Growth Portfolio -- Institutional Shares
   2004................................................ 156,891    20.55    3,225     1.30%        0.14%     3.16%
   2003................................................ 193,045    19.92    3,846     1.30%        0.09%    30.03%
   2002................................................ 208,895    15.32    3,200     1.30%        0.00%   (27.46)%
   2001................................................ 247,523    21.12    5,228     1.30%        0.02%   (25.72)%
 International Growth Portfolio -- Institutional Shares
   2004................................................  91,003    20.52    1,868     1.30%        0.93%    17.40%
   2003................................................  98,597    17.48    1,723     1.30%        1.22%    33.17%
   2002................................................  96,464    13.13    1,267     1.30%        0.84%   (26.55)%
   2001................................................ 119,975    17.87    2,144     1.30%        0.38%   (24.24)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................  83,219    22.72    1,890     1.30%        0.00%    19.18%
   2003................................................  86,612    19.06    1,651     1.30%        0.00%    33.35%
   2002................................................  87,006    14.29    1,243     1.30%        0.00%   (28.87)%
   2001................................................ 119,899    20.10    2,410     1.30%        0.00%   (40.24)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 201,992    22.88    4,621     1.30%        0.99%     3.42%
   2003................................................ 241,380    22.12    5,339     1.30%        1.08%    22.38%
   2002................................................ 311,606    18.07    5,631     1.30%        0.86%   (26.47)%
   2001................................................ 380,878    24.58    9,362     1.30%        0.24%   (23.45)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................  11,098    13.36      148     1.30%        0.00%     4.83%
   2003................................................   7,618    12.75       97     1.30%        0.00%    27.48%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004................................................  85,884    41.48    3,562     1.30%        0.00%    18.22%
   2003................................................  90,347    35.08    3,170     1.30%        0.00%    23.96%
   2002................................................ 100,317    28.30    2,839     1.30%        0.70%   (28.73)%
   2001................................................ 125,888    39.71    4,999     1.30%        0.97%   (32.17)%
 Oppenheimer Balanced Fund/VA
   2004................................................  94,585    38.07    3,601     1.30%        1.02%     8.67%
   2003................................................  88,781    35.03    3,110     1.30%        2.87%    23.34%
   2002................................................  88,224    28.40    2,506     1.30%        3.72%   (11.56)%
   2001................................................ 103,256    32.12    3,317     1.30%        3.71%     0.88%
 Oppenheimer Bond Fund/VA
   2004................................................  57,771    29.62    1,711     1.30%        4.60%     4.12%
   2003................................................  65,421    28.45    1,861     1.30%        5.59%     5.40%
   2002................................................  69,645    26.99    1,880     1.30%        7.18%     7.67%
   2001................................................  66,563    25.07    1,669     1.30%        7.69%     6.38%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------ ---------- ------ ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA
   2004................................................ 69,531   $43.64   $3,034     1.30%        0.32%     5.55%
   2003................................................ 80,653    41.35    3,335     1.30%        0.39%    29.25%
   2002................................................ 82,292    31.99    2,633     1.30%        0.61%   (27.81)%
   2001................................................ 87,276    44.31    3,867     1.30%        0.63%   (13.72)%
 Oppenheimer High Income Fund/VA
   2004................................................ 75,852    39.83    3,021     1.30%        6.62%     7.55%
   2003................................................ 84,132    37.03    3,116     1.30%        6.67%    22.35%
   2002................................................ 79,265    30.27    2,399     1.30%       10.73%    (3.66)%
   2001................................................ 99,852    31.42    3,137     1.30%       10.35%     0.64%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004................................................ 15,295     9.64      148     1.30%        0.00%     5.23%
   2003................................................ 14,136     9.17      130     1.30%        0.00%    24.08%
   2002................................................ 36,730     7.39      271     1.30%        0.00%   (31.33)%
   2001................................................ 20,392    10.76      219     1.30%        0.00%   (41.25)%
 PBHG Large Cap Growth Portfolio
   2004................................................ 26,687    16.47      440     1.30%        0.00%     7.53%
   2003................................................ 21,989    15.32      337     1.30%        0.00%    29.49%
   2002................................................ 22,443    11.83      265     1.30%        0.00%   (30.24)%
   2001................................................ 21,136    16.96      358     1.30%        0.00%   (29.22)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004................................................ 49,270    10.46      516     1.30%        2.63%     3.52%
   2003................................................ 20,461    10.11      207     1.30%        2.86%     1.08%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004................................................ 35,132    15.56      547     1.30%        1.39%     8.94%
   2003................................................ 44,007    14.28      629     1.30%        1.53%    30.62%
   2002................................................ 34,451    10.93      377     1.30%        1.11%   (24.05)%
   2001................................................ 32,541    14.40      469     1.30%        0.86%    (5.40)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004................................................ 23,955    14.33      343     1.30%        4.59%     5.26%
   2003................................................ 32,833    13.61      447     1.30%        4.82%    11.76%
   2002................................................ 41,784    12.18      509     1.30%        6.01%     7.43%
   2001................................................  5,645    11.34       64     1.30%        6.44%     5.52%
 Salomon Brothers Variable Total Return Fund -- Class I
   2004................................................ 10,690    12.49      134     1.30%        2.16%     7.33%
   2003................................................ 11,442    11.64      133     1.30%        2.19%    14.41%
   2002................................................  4,036    10.17       41     1.30%        1.78%    (8.08)%
   2001................................................  2,619    11.07       29     1.30%        3.70%    (2.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type VI:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................  26,570   $14.45   $  384     0.00%        0.00%    10.84%
   2003................................................   8,612    13.03      112     0.00%        0.00%    30.34%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004................................................  42,106     6.98      294     0.00%        0.00%     6.63%
   2003................................................  33,777     6.54      221     0.00%        0.00%    29.52%
   2002................................................  10,253     5.05       52     0.00%        0.00%   (24.36)%
   2001................................................   2,807     6.68       19     0.00%        0.00%   (24.12)%
 AIM V.I. Growth Fund -- Series I shares
   2004................................................  25,078     5.73      144     0.00%        0.00%     8.23%
   2003................................................  27,212     5.29      144     0.00%        0.00%    31.24%
   2002................................................  16,273     4.03       66     0.00%        0.00%   (30.97)%
   2001................................................   1,615     5.84        9     0.00%        0.40%   (34.61)%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................   1,477    10.65       16     0.00%        0.00%     6.49%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................  67,941     7.75      527     0.00%        0.47%     5.77%
   2003................................................  69,677     7.33      511     0.00%        0.33%    25.08%
   2002................................................  59,640     5.86      349     0.00%        0.45%   (30.26)%
   2001................................................  27,610     8.40      232     0.00%        0.35%   (13.52)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004................................................ 244,023    11.89    2,902     0.00%        0.77%    11.22%
   2003................................................ 238,518    10.69    2,551     0.00%        0.82%    32.18%
   2002................................................ 164,253     8.09    1,329     0.00%        0.56%   (22.26)%
   2001................................................  47,021    10.41      489     0.00%        0.32%    (0.94)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004................................................  46,549     7.03      327     0.00%        0.00%     8.34%
   2003................................................  43,917     6.49      285     0.00%        0.00%    23.37%
   2002................................................  27,422     5.26      144     0.00%        0.00%   (30.84)%
   2001................................................   5,207     7.60       40     0.00%        0.00%   (18.30)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004................................................  16,174     9.43      153     0.00%        0.00%    14.38%
   2003................................................  10,919     8.24       90     0.00%        0.00%    48.67%
   2002................................................  17,405     5.54       96     0.00%        0.00%   (32.06)%
   2001................................................   7,501     8.16       61     0.00%        0.00%   (13.81)%
 AllianceBernstein Technology Portfolio -- Class B
   2004................................................  10,147    13.99      142     0.00%        0.00%     5.09%
   2003................................................   1,357    13.31       18     0.00%        0.00%    33.12%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004................................................   4,465     6.80       30     0.00%        0.40%     6.21%
   2003................................................   5,713     6.41       37     0.00%        0.13%    26.00%
   2002................................................   4,597     5.08       23     0.00%        0.35%   (28.94)%
   2001................................................   1,726     7.15       12     0.00%        0.13%   (23.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  56,844   $10.53   $  598     0.00%        3.14%     2.83%
   2003...............................................  17,325    10.24      177     0.00%        1.25%     2.38%
 VT Worldwide Health Sciences Fund
   2004...............................................  20,487    12.77      262     0.00%        0.00%     6.24%
   2003...............................................   8,496    12.02      102     0.00%        0.00%    20.23%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2004...............................................   3,168    10.73       34     0.00%        0.00%     7.33%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  58,077    13.24      769     0.00%        6.07%    10.16%
   2003...............................................  43,130    12.02      518     0.00%        5.63%    21.79%
   2002...............................................  20,604     9.87      203     0.00%        8.29%     1.23%
   2001...............................................  11,377     9.73      111     0.00%        0.00%    (2.65)%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  33,629    15.39      518     0.00%        0.01%    14.48%
   2003...............................................  14,681    13.44      197     0.00%        0.00%    34.43%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................   3,166    10.46       33     0.00%        0.00%     4.65%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 146,376    11.49    1,682     0.00%        0.19%    15.16%
   2003............................................... 134,756     9.98    1,345     0.00%        0.21%    28.20%
   2002...............................................  53,898     7.78      419     0.00%        0.44%    (9.60)%
   2001...............................................   7,959     8.61       69     0.00%        0.00%   (13.43)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................   3,680    12.11       45     0.00%        0.00%     1.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 209,315    11.93    2,497     0.00%        1.29%    11.23%
   2003............................................... 169,061    10.72    1,813     0.00%        1.31%    30.03%
   2002...............................................  90,067     8.25      743     0.00%        1.08%   (17.15)%
   2001...............................................  29,152     9.96      290     0.00%        0.02%    (6.26)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  47,970     9.51      456     0.00%        0.70%     5.52%
   2003...............................................  33,617     9.01      303     0.00%        0.76%    23.44%
   2002...............................................  12,761     7.30       93     0.00%        1.16%   (16.84)%
   2001...............................................   8,285     8.78       73     0.00%        0.00%   (10.00)%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  79,359     7.17      569     0.00%        0.12%     3.12%
   2003...............................................  57,546     6.96      400     0.00%        0.10%    32.54%
   2002...............................................  28,278     5.25      148     0.00%        0.11%   (30.30)%
   2001...............................................  13,129     7.53       99     0.00%        0.00%   (18.76)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type VI:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  97,891   $15.76   $1,543     0.00%        0.00%    24.66%
   2003...........................................  90,145    12.64    1,140     0.00%        0.19%    38.25%
   2002...........................................  40,527     9.15      371     0.00%        0.45%   (10.02)%
   2001...........................................   9,368    10.17       95     0.00%        0.00%    (4.57)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................   7,811    11.38       89     0.00%        0.00%    13.85%
GE Investments Funds, Inc.:
 Income Fund
   2004...........................................  50,026    11.52      576     0.00%        4.48%     3.42%
   2003...........................................  30,525    11.14      340     0.00%        4.10%     3.60%
   2002...........................................   3,685    10.75       40     0.00%        4.30%     9.89%
 Mid-Cap Equity Fund
   2004........................................... 109,429    14.42    1,578     0.00%        1.08%    16.02%
   2003...........................................  85,984    12.43    1,069     0.00%        1.56%    32.94%
   2002...........................................  56,198     9.35      525     0.00%        0.99%   (13.76)%
   2001...........................................  16,047    10.84      174     0.00%        0.90%    (0.77)%
 Money Market Fund
   2004........................................... 197,583    10.85    2,144     0.00%        0.97%     0.95%
   2003........................................... 162,198    10.75    1,744     0.00%        0.80%     0.78%
   2002........................................... 156,489    10.67    1,670     0.00%        1.47%     1.47%
   2001...........................................  62,265    10.51      654     0.00%        3.85%     2.83%
 Premier Growth Equity Fund
   2004...........................................  86,492     9.52      823     0.00%        0.67%     7.03%
   2003...........................................  75,879     8.89      675     0.00%        0.21%    28.91%
   2002...........................................  28,636     6.90      198     0.00%        0.05%   (21.02)%
   2001...........................................   2,652     8.74       23     0.00%        0.12%   (10.13)%
 Real Estate Securities Fund
   2004...........................................  37,757    16.70      630     0.00%        6.29%    32.37%
   2003...........................................  13,675    12.61      172     0.00%        4.02%    26.14%
 S&P 500(R) Index Fund
   2004........................................... 452,989     9.25    4,191     0.00%        1.68%    10.46%
   2003........................................... 372,096     8.38    3,116     0.00%        1.41%    28.27%
   2002........................................... 214,227     6.53    1,399     0.00%        1.33%   (22.37)%
   2001...........................................  51,742     8.41      435     0.00%        1.03%   (13.23)%
 Small-Cap Value Equity Fund
   2004...........................................  84,032    15.62    1,312     0.00%        6.61%    15.15%
   2003...........................................  65,348    13.56      886     0.00%        0.09%    24.11%
   2002...........................................  40,812    10.93      446     0.00%        0.40%   (13.86)%
   2001...........................................   7,759    12.68       98     0.00%        0.88%     8.77%
 Total Return Fund
   2004........................................... 170,649    12.49    2,132     0.00%        1.46%     8.19%
   2003...........................................  30,240    11.55      349     0.00%        1.33%    15.49%
 U.S. Equity Fund
   2004...........................................  63,054     9.89      624     0.00%        1.41%     8.17%
   2003...........................................  50,413     9.15      461     0.00%        0.96%    23.28%
   2002...........................................  28,924     7.42      215     0.00%        0.99%   (19.26)%
   2001...........................................  13,161     9.19      121     0.00%        0.80%    (9.47)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type VI:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Value Equity Fund
   2004.............................................  55,756   $10.40   $  580     0.00%        1.26%     9.57%
   2003.............................................  53,308     9.49      506     0.00%        1.94%    24.05%
   2002.............................................  17,577     7.65      134     0.00%        1.28%   (17.57)%
   2001.............................................   5,347     9.28       50     0.00%        1.78%    (9.75)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.............................................  11,740    13.81      162     0.00%        0.00%     8.79%
   2003.............................................   5,361    12.70       68     0.00%        0.00%    26.97%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004............................................. 184,298    10.99    2,026     0.00%        2.37%     8.29%
   2003............................................. 159,732    10.15    1,621     0.00%        2.03%    13.72%
   2002............................................. 103,642     8.92      924     0.00%        2.48%    (6.67)%
   2001.............................................  32,003     9.56      306     0.00%        2.06%    (5.94)%
 Capital Appreciation Portfolio -- Service Shares
   2004.............................................  28,350     8.56      243     0.00%        0.03%    17.97%
   2003.............................................  16,901     7.26      123     0.00%        0.27%    20.23%
   2002.............................................   5,407     6.04       33     0.00%        0.34%   (15.93)%
   2001.............................................   4,011     7.18       29     0.00%        0.48%   (22.68)%
 Global Life Sciences Portfolio -- Service Shares
   2004.............................................  32,956     8.40      277     0.00%        0.00%    14.22%
   2003.............................................  33,987     7.35      250     0.00%        0.00%    26.19%
   2002.............................................  37,278     5.83      217     0.00%        0.00%   (29.55)%
   2001.............................................   1,375     8.27       11     0.00%        0.00%   (17.67)%
 Global Technology Portfolio -- Service Shares
   2004.............................................   4,106     4.33       18     0.00%        0.00%     0.57%
   2003.............................................   3,988     4.31       17     0.00%        0.00%    46.47%
   2002.............................................   3,129     2.94        9     0.00%        0.00%   (40.93)%
   2001.............................................   3,199     4.98       16     0.00%        0.00%   (38.00)%
 Growth Portfolio -- Service Shares
   2004.............................................  18,789     6.77      127     0.00%        0.00%     4.20%
   2003.............................................  14,990     6.50       97     0.00%        0.00%    31.49%
   2002.............................................  15,336     4.94       76     0.00%        0.00%   (26.72)%
   2001.............................................   7,098     6.75       48     0.00%        0.00%   (25.72)%
 International Growth Portfolio -- Service Shares
   2004.............................................  46,160     8.32      384     0.00%        0.87%    18.69%
   2003.............................................  38,388     7.01      269     0.00%        1.11%    34.53%
   2002.............................................   8,182     5.21       43     0.00%        0.83%   (25.76)%
   2001.............................................     314     7.02        2     0.00%        0.22%   (24.27)%
 Mid Cap Growth Portfolio -- Service Shares
   2004............................................. 103,333     5.77      596     0.00%        0.00%    20.48%
   2003............................................. 120,138     4.79      575     0.00%        0.00%    34.76%
   2002............................................. 115,968     3.55      412     0.00%        0.00%   (28.12)%
   2001.............................................   8,681     4.94       43     0.00%        0.00%   (40.25)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  32,637   $ 6.86   $  224     0.00%        0.91%     4.53%
   2003...............................................  33,504     6.56      220     0.00%        0.87%    23.68%
   2002...............................................  24,100     5.31      128     0.00%        0.70%   (25.71)%
   2001...............................................  17,274     7.14      123     0.00%        0.15%   (23.46)%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................     743    10.99        8     0.00%        1.06%     9.85%
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III
   Shares
   2004...............................................   2,197    10.97       24     0.00%        0.16%     9.71%
 Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares
   2004...............................................   2,450    11.33       28     0.00%       13.19%    13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  70,738     6.72      475     0.00%        0.00%     8.98%
   2003...............................................  69,512     6.17      429     0.00%        0.00%    22.60%
   2002...............................................  43,754     5.03      220     0.00%        0.00%   (27.71)%
   2001...............................................   2,871     6.96       20     0.00%        0.03%   (25.65)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 105,583     8.98      948     0.00%        0.43%    11.12%
   2003...............................................  99,299     8.08      802     0.00%        0.46%    21.84%
   2002...............................................  91,756     6.63      608     0.00%        0.55%   (21.15)%
   2001...............................................   4,410     8.41       37     0.00%        0.08%   (17.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  30,345     8.82      268     0.00%        0.00%     6.21%
   2003...............................................  22,855     8.30      190     0.00%        0.00%    33.43%
   2002...............................................  14,432     6.22       90     0.00%        0.00%   (31.80)%
   2001...............................................   7,447     9.12       68     0.00%        0.00%    (6.29)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................... 168,143    10.29    1,731     0.00%        1.31%    29.84%
   2003............................................... 138,622     7.93    1,099     0.00%        2.02%    35.57%
   2002............................................... 122,827     5.85      719     0.00%        2.87%   (22.90)%
   2001...............................................  12,254     7.58       93     0.00%        1.76%   (25.27)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  28,001    14.11      395     0.00%        0.00%    13.04%
   2003...............................................   6,802    12.48       85     0.00%        0.00%    24.83%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  35,805    15.77      564     0.00%        0.65%    16.59%
   2003...............................................   2,909    13.52       39     0.00%        0.01%    35.21%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................  12,229   $14.47   $  177     0.00%        0.00%    19.43%
   2003...............................................   6,046    12.12       73     0.00%        0.00%    21.19%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  13,569    11.06      150     0.00%        0.00%    10.57%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...............................................  22,639    13.25      300     0.00%        0.09%     6.62%
   2003...............................................   5,497    12.43       68     0.00%        0.00%    24.30%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 145,236    11.84    1,720     0.00%        1.12%    18.88%
   2003............................................... 142,490     9.96    1,419     0.00%        0.57%    42.86%
   2002...............................................  92,829     6.97      647     0.00%        0.37%   (22.36)%
   2001...............................................  30,600     8.98      275     0.00%        0.09%   (13.13)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 110,170     9.55    1,052     0.00%        0.70%     9.14%
   2003............................................... 108,531     8.75      950     0.00%        0.73%    26.44%
   2002...............................................  54,127     6.92      375     0.00%        0.46%   (19.03)%
   2001...............................................  16,001     8.54      137     0.00%        0.08%   (11.25)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  17,700    16.50      292     0.00%        0.00%    19.18%
   2003...............................................  13,894    13.84      192     0.00%        0.00%    38.43%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   7,277    13.03       95     0.00%        3.29%     5.56%
   2003...............................................   7,145    12.35       88     0.00%        2.72%     2.26%
   2002...............................................  10,590    12.07      128     0.00%        3.67%     8.19%
   2001...............................................     666    11.16        7     0.00%        3.57%     6.42%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 129,118    13.58    1,754     0.00%        6.78%     9.54%
   2003...............................................  99,205    12.40    1,230     0.00%        7.38%    22.85%
   2002...............................................  47,959    10.09      484     0.00%        8.61%    (1.19)%
   2001...............................................  13,183    10.21      135     0.00%        7.15%     1.23%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 162,246    14.71    2,387     0.00%        4.48%     7.57%
   2003............................................... 123,446    13.68    1,689     0.00%        3.05%     3.90%
   2002...............................................  57,387    13.17      756     0.00%        4.24%    17.58%
   2001...............................................  16,855    11.20      189     0.00%        4.20%     4.70%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 295,904    13.44    3,977     0.00%        2.63%     4.89%
   2003............................................... 257,227    12.81    3,296     0.00%        2.86%     5.04%
   2002............................................... 126,757    12.20    1,546     0.00%        4.28%     9.07%
   2001...............................................  22,145    11.18      248     0.00%        3.79%     7.19%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets    Expenses as a Investment
                                                            --------------- % of Average    Income    Total
Type VI:                                             Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                            ------- ---------- ---- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004............................................ 116,803   $ 4.61   $539     0.00%        0.00%     9.35%
   2003............................................  11,019     4.22     46     0.00%        0.00%    45.41%
   2002............................................   7,090     2.90     21     0.00%        0.00%   (38.85)%
   2001............................................     390     4.75      2     0.00%        0.00%   (35.88)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004............................................  12,255    14.11    173     0.00%        0.30%     8.07%
   2003............................................   5,070    13.06     66     0.00%        0.00%    30.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................  40,169    12.48    501     0.00%        0.69%    17.43%
   2003............................................  22,416    10.63    238     0.00%        0.46%    30.77%
   2002............................................   3,932     8.13     32     0.00%        0.00%   (19.43)%
 Emerging Growth Portfolio -- Class II Shares
   2004............................................   6,512     9.95     65     0.00%        0.00%     6.78%
   2003............................................   2,774     9.32     26     0.00%        0.00%    27.03%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE Life and Annuity Assurance Company
                       Consolidated Financial Statements

                               Table of Contents

                                                                                         Page
                                                                                         ----
Report of Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income.......................................................  F-2
Consolidated Balance Sheets.............................................................  F-3
Consolidated Statements of Stockholder's Interest.......................................  F-4
Consolidated Statements of Cash Flows...................................................  F-5
Notes to Consolidated Financial Statements..............................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules F-33
Schedule III, Supplemental Insurance Information........................................ F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

                                          /s/ KPMG LLP

Richmond, Virginia
February 12, 2005

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                              Years Ended December 31,
                              -------------------------
                                2004    2003     2002
                              -------  ------  --------
Revenues:
   Net investment income..... $ 421.0  $538.0  $  600.2
   Net realized
     investment gains........     5.7     3.9      55.3
   Premiums..................    96.8   104.0     105.3
   Cost of insurance.........   142.2   153.1     125.8
   Variable product fees.....     9.4   106.3     113.9
   Other income..............    24.8    35.5      44.9
                              -------  ------  --------
       Total revenues........   699.9   940.8   1,045.4
                              -------  ------  --------
Benefits and expenses:
   Interest credited.........   291.2   410.6     462.1
   Benefits and other
     changes in policy
     reserves................   182.8   245.7     178.2
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........    63.2   149.0      99.3
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   107.3   118.9     147.1
                              -------  ------  --------
       Total benefits
         and expenses........   644.5   924.2     886.7
                              -------  ------  --------
Income before income
  taxes and cumulative
  effect of change in
  accounting principle.......    55.4    16.6     158.7
Provision (benefit) for
  income taxes...............  (143.3)   (3.1)     42.9
                              -------  ------  --------
Income before cumulative
  effect of change in
  accounting principle.......   198.7    19.7     115.8
Cumulative effect of
  change in accounting
  principle, net of tax
  of $0.4 million............     0.7      --        --
                              -------  ------  --------
Net income................... $ 199.4  $ 19.7  $  115.8
                              =======  ======  ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
              (Dollar amounts in millions, except share amounts)


                               December 31,
                            -------------------
                              2004      2003
                            --------- ---------
Assets
 Investments:
   Fixed maturities
    available-for-sale,
    at fair value.......... $ 7,001.2 $ 9,640.7
   Equity securities
    available-for-sale,
    at fair value..........
    Common stock...........      26.8      24.7
    Preferred stock,
     non-redeemable........        --       1.3
   Mortgage loans, net
    of valuation
    allowance of $10.4
    at December 31, 2004
    and 2003...............   1,207.7   1,262.3
   Policy loans............     148.4     138.5
   Short-term investments..        --      99.6
   Other invested assets...     466.5     162.1
                            --------- ---------
    Total investments......   8,850.6  11,329.2
 Cash and cash
   equivalents.............      26.4      12.4
 Accrued investment
   income..................      81.5     127.8
 Deferred acquisition
   costs...................     248.1     897.0
 Goodwill..................      57.5     117.3
 Intangible assets.........     120.6     144.6
 Reinsurance recoverable...   2,753.8     160.7
 Deferred income tax
   asset...................       5.9        --
 Other assets..............      51.5      38.7
 Separate account assets...   8,636.7   8,034.9
                            --------- ---------
    Total assets........... $20,832.6 $20,862.6
                            ========= =========
Liabilities and
Stockholder's Interest
 Liabilities:
   Future annuity and
    contract benefits...... $ 9,604.6 $10,241.2
   Liability for policy
    and contract claims....      89.4      42.6
   Other policyholder
    liabilities............     235.9     147.8
   Other liabilities.......     676.0     399.4
   Deferred income tax
    liability..............        --     174.7
   Separate account
    liabilities............   8,636.7   8,034.9
                            --------- ---------
    Total liabilities......  19,242.6  19,040.6
                            --------- ---------
 Stockholder's interest:
   Net unrealized
    investment gains.......      72.0      87.7
   Derivatives
    qualifying as hedges...       3.3       0.4
                            --------- ---------
   Accumulated non-owner
    changes in
    stockholder's
    interest...............      75.3      88.1
   Preferred stock,
    Series A ($1,000 par
    value, $1,000
    redemption and
    liquidation value,
    200,000 shares
    authorized, 120,000
    shares issued and
    outstanding)...........     120.0     120.0
   Common stock ($1,000
    par value, 50,000
    shares authorized,
    25,651 shares issued
    and outstanding).......      25.6      25.6
   Additional paid-in
    capital................   1,061.1   1,060.6
   Retained earnings.......     308.0     527.7
                            --------- ---------
    Total stockholder's
     interest..............   1,590.0   1,822.0
                            --------- ---------
    Total liabilities
     and stockholder's
     interest.............. $20,832.6 $20,862.6
                            ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                                                                             Accumulated
                                                                    Preferred Stock Common Stock  Additional  Non-owner
                                                                    --------------  -------------  Paid-In   Changes In  Retained
                                                                     Share   Amount Share  Amount  Capital     Equity    Earnings
                                                                    -------  ------ ------ ------ ---------- ----------- --------
Balances at January 1, 2002........................................ 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)   $ 411.4
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --      115.8
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --       5.4         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      10.4         --

       Total changes other than transactions with stockholders.....

Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2002...................................... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)   $ 517.6
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --       19.7
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --      99.7         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      (1.9)        --

       Total changes other than transactions with stockholders.....

Contributed capital................................................      --      --     --    --        9.9        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2003...................................... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1    $ 527.7

Changes other than transactions with stockholder:
   Net income......................................................      --      --     --    --         --        --      199.4
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --     (15.7)        --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --       2.9         --

       Total changes other than transactions with stockholders.....
Contributed capital................................................      --      --     --    --        0.5        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --      (40.0)
Non-cash dividend declared and paid................................      --      --     --    --         --        --     (379.1)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2004...................................... 120,000  $120.0 25,651 $25.6   $1,061.1    $ 75.3    $ 308.0
                                                                    =======  ====== ====== =====   ========    ======    =======

                                                                        Total
                                                                    Stockholder's
                                                                      Interest
                                                                    -------------
Balances at January 1, 2002........................................   $1,582.2
Changes other than transactions with stockholders:
   Net income......................................................      115.8
   Net unrealized gains on investment securities (a)...............        5.4
   Derivatives qualifying as hedges (b)............................       10.4
                                                                      --------
       Total changes other than transactions with stockholders.....      131.6
                                                                      --------
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2002......................................   $1,704.2
Changes other than transactions with stockholders:
   Net income......................................................       19.7
   Net unrealized gains on investment securities (a)...............       99.7
   Derivatives qualifying as hedges (b)............................       (1.9)
                                                                      --------
       Total changes other than transactions with stockholders.....      117.5
                                                                      --------
Contributed capital................................................        9.9
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2003......................................   $1,822.0
                                                                      --------
Changes other than transactions with stockholder:
   Net income......................................................      199.4
   Net unrealized gains on investment securities (a)...............      (15.7)
   Derivatives qualifying as hedges (b)............................        2.9
                                                                      --------
       Total changes other than transactions with stockholders.....      186.6
Contributed capital................................................        0.5
Cash dividends declared and paid...................................      (40.0)
Non-cash dividend declared and paid................................     (379.1)
                                                                      --------
Balances at December 31, 2004......................................   $1,590.0
                                                                      ========

--------
(a)Presented net of deferred taxes of $8.6, $(55.9) and $(1.8) in 2004, 2003 and 2002, respectively.
(b)Presented net of deferred taxes of $(1.6), $1.0 and $(5.9) in 2004, 2003 and 2002, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                Years Ended December 31,
                            -------------------------------
                               2004       2003       2002
                            ---------  ---------  ---------
Cash flows from
 operating activities:
 Net income................ $   199.4  $    19.7  $   115.8
                            ---------  ---------  ---------
 Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Cumulative effect of
    change in accounting
    principle, net of tax..      (0.7)        --         --
   Change in future
    policy benefits........     341.1      407.5      413.2
   Net realized
    investments gains......      (5.7)      (3.9)     (55.3)
   Amortization of
    investment premiums
    and discounts..........      28.3       46.5       29.9
   Acquisition costs
    deferred...............     (89.1)    (167.7)    (116.3)
   Amortization of
    deferred acquisition
    costs and intangibles..     107.3      118.9      147.1
   Deferred income taxes...    (174.0)      18.3       21.8
   Change in certain
    assets:
    Decrease (increase)
     in:
    Accrued investment
     income................      26.6       32.6       48.0
    Other, net.............     (21.1)     (39.8)       6.6
   Change in certain
    liabilities:
    Increase (decrease)
     in:
    Policy and contract
     claims................      64.2     (183.9)      27.9
    Other policyholder
     liabilities...........      88.6      (59.6)     117.0
    Other liabilities......    (117.2)     339.0     (380.4)
                            ---------  ---------  ---------
   Net cash from
    operating activities...     447.7      527.6      375.3
                            ---------  ---------  ---------
Cash flows from
 investing activities:
 Short-term investment
   activity, net...........      99.6      178.4     (237.5)
 Proceeds from sales and
   maturities of
   investment securities
   and other invested
   assets..................   1,741.2    4,328.8    6,087.4
 Principal collected on
   mortgage and policy
   loans...................     217.5      268.6      151.2
 Purchases of investment
   securities and other
   invested assets.........  (1,498.4)  (3,819.5)  (5,464.1)
 Mortgage loan
   originations and
   increase in policy
   loans...................    (226.5)    (512.3)    (252.8)
                            ---------  ---------  ---------
     Net cash from
       investing
       activities..........     333.4      444.0      284.2
                            ---------  ---------  ---------
Cash flows from
 financing activities:
 Proceeds from issuance
   of investment
   contracts...............   1,293.0    3,107.0    3,495.1
 Redemption and benefit
   payments on
   investment contracts....  (2,024.6)  (4,044.8)  (4,112.6)
 Proceeds from
   short-term borrowings...     251.4      346.5      388.4
 Payments on short-term
   borrowings..............    (246.9)    (358.3)    (420.8)
 Cash dividends to
   stockholders............     (40.0)      (9.6)      (9.6)
                            ---------  ---------  ---------
     Net cash from
       financing
       activities..........    (767.1)    (959.2)    (659.5)
                            ---------  ---------  ---------
     Net change in cash
       and cash
       equivalents.........      14.0       12.4         --
Cash and cash
 equivalents at
 beginning of year.........      12.4         --         --
                            ---------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $    26.4  $    12.4  $      --
                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2004, 2003 and 2002
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

   On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI continues to own approximately 70% of Genworth's common stock.

   On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to qualified institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life) and Medicare supplement insurance.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (h) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (i) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the Consolidated Balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $406.9 million and $102.7 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $23.8 million and $0 at December 31, 2004 and 2003, respectively.

  (j) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (k) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts -- Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (m) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

   Other Intangible Assets -- We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (o) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a GMDB rider that provides for enhanced death benefits. The minimum death benefit that we contractually guarantee to be paid on receipt of proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of one or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, (c) the highest contract value on a specified anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, or (d) premium accumulated at a stated interest rate ("roll-up"), adjusted for any amounts withdrawn from the policy. In addition, we offer an Earnings Protection Rider (EPR), which pays a death benefit up to 40% of the gain in the contract. GERA, a variable deferred annuity and two variable annuity riders, the Guaranteed Income Advantage and Principal Protection Advantage, also provide for a GMDB. Essentially all of our separate account guarantees are death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with GMDBs, including both separate account and fixed account assets, is approximately $203.3 million

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

and $992.7 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 and $0.9 million at January 1 and December 31, 2004, respectively. The death benefit exposure for the EPR was $0 and $2.5 million at January 1, and December 31, 2004, respectively.

   The following table presents our variable annuity exposure, net of reinsurance, by GMDB type at December 31, 2004:

                                         Net
                             Account    Amount
(Dollar amounts in millions)  Value  at Risk /(a)/
---------------------------- ------- ------------
    Return of premium....... $551.5      $0.2
    Ratchet.................  149.5       0.2
    Roll-up.................  174.3       0.3
    Ratchet and roll-up.....  117.4       0.2
                             ------      ----
    Total................... $992.7      $0.9
                             ======      ====

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(a)Net amount at risk represents the guaranteed minimum death benefit exposure, in excess of the current account value, if all contractholders died on December 31, 2004.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 63.4 years of age as of December 31, 2004.

   The liability for our GMDBs and EPR on variable annuity contracts net of reinsurance is $0.5 million at December 31, 2004. Benefits paid for GMDB and EPR were $0.1 million, net of reinsurance, for the year ended December 31, 2004. Incurred GMDB and EPR, net of reinsurance, is $0.6 million for the year ended December 31, 2004.

   The GMDB and EPR liability is determined by estimating the expected value of death benefits in excess of the projected account value (or death benefit up to the 40% of the gain in the contract for EPR) and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefits and other changes in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB and EPR liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. At December 31, 2004 the unamortized sales inducements to contractholders balance was $5.3 million. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $5.5 million, and we amortized sales inducements to contractholders of $0.2 million.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2004, 2003 and 2002 the sources of our investment income were as follows:

(Dollar amounts in millions)  2004    2003    2002
---------------------------- ------  ------  ------
  Fixed maturities.......... $360.9  $467.2  $528.8
  Equity securities.........    0.1    (0.1)    0.8
  Mortgage loans............   77.1    81.8    73.2
  Policy loans..............    7.5    10.8     6.3
  Other investments.........  (16.8)  (10.4)    0.6
                             ------  ------  ------
  Gross investment income...  428.8   549.3   609.7
    Investment expenses.....   (7.8)  (11.3)   (9.5)
                             ------  ------  ------
  Net investment income..... $421.0  $538.0  $600.2
                             ======  ======  ======

   For the years ended December 31, 2004, 2003 and 2002, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003     2002
----------------------------          -----  ------  -------
Gross realized investments:
   Gains............................. $10.7  $ 80.2  $ 181.1
   Losses, including impairments (a).  (5.0)  (76.3)  (125.8)
                                      -----  ------  -------
Net realized investments gains....... $ 5.7  $  3.9  $  55.3
                                      =====  ======  =======

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(a)Impairments were $(0.9) million, $(26.4) million and $(77.4) million in 2004, 2003 and 2002 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of stockholder's interest as of December 31, 2004, 2003 and 2002 are summarized as follows:

(Dollar amounts in millions)                                                                         2004    2003    2002
----------------------------                                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................................ $145.4  $204.6  $ 18.6
   Equity securities...............................................................................    6.0     3.0    (9.7)
                                                                                                    ------  ------  ------
       Subtotal....................................................................................  151.4   207.6     8.9
                                                                                                    ------  ------  ------
Adjustments to the present value of future profits and Deferred acquisitions costs.................  (40.7)  (72.6)  (29.5)
Deferred income taxes..............................................................................  (38.7)  (47.3)    8.6
                                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................... $ 72.0  $ 87.7  $(12.0)
                                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                                 2004    2003    2002
                                                                                                ------  ------  ------
(Dollar amounts in millions)
----------------------------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 87.7  $(12.0) $(17.4)
                                                                                                ------  ------  ------
Unrealized gains on investment arising during the period:
   Unrealized gain on investment securities....................................................  (52.5)  201.2    99.2
   Adjustment to deferred acquisition costs....................................................   19.7   (10.7)  (31.8)
   Adjustment to present value of future profits...............................................   12.2   (32.4)  (23.1)
   Provision for deferred income taxes.........................................................    8.6   (55.9)   (3.0)
                                                                                                ------  ------  ------
       Unrealized gains (losses) on investment securities......................................  (12.0)  102.2    41.3
Reclassification adjustments to net realized investment gains (losses) net of deferred taxes of
  $2.0, $1.4 and $19.4.........................................................................   (3.7)   (2.5)  (35.9)
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $ 72.0  $ 87.7  $(12.0)
                                                                                                ======  ======  ======

   At December 31, 2004 and 2003, the amortized cost, gross unrealized gains and losses and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                              Gross      Gross
2004                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   51.5    $  0.9     $   --    $   52.4
State and municipal..............................      0.7        --         --         0.7
Non-U.S. government..............................     97.9       7.5         --       105.4
U.S. corporate...................................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate...............................    782.7      23.0       (2.9)      802.8
Mortgage-backed..................................  1,311.1      16.4       (7.8)    1,319.7
Asset-backed.....................................    676.1       4.7       (1.2)      679.6
                                                  --------    ------     ------    --------
   Total fixed maturities........................  6,855.8     186.6      (41.2)    7,001.2
Common stocks and non-redeemable preferred stocks     20.8       6.0         --        26.8
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $6,876.6    $192.6     $(41.2)   $7,028.0
                                                  ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                              Gross      Gross
2003                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   17.5    $  0.6     $ (0.1)   $   18.0
State and municipal..............................      0.9        --         --         0.9
Non-U.S. government..............................     67.8       4.9       (0.1)       72.6
U.S. corporate...................................  5,437.3     194.9      (48.9)    5,583.3
Non-U.S. corporate...............................    874.5      27.2       (8.2)      893.5
Mortgage-backed..................................  1,819.1      33.6       (9.5)    1,843.2
Asset-backed.....................................  1,219.0      14.5       (4.3)    1,229.2
                                                  --------    ------     ------    --------
   Total fixed maturities........................  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable preferred stocks     23.0       3.0         --        26.0
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $9,459.1    $278.7     $(71.1)   $9,666.7
                                                  ========    ======     ======    ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $10.0 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.9 million, $26.4 million and $77.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

                                                       Less than 12 Months
-                                     -----------------------------------------------------
2004                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. government and agency........   $    7.2    $    7.2    $   --      --        4
   Non-U.S. government...............        2.9         2.9        --      --        3
   U.S. corporate....................      505.2       494.5     (10.7)    2.1%     104
   Non-U.S. corporate................      131.2       129.0      (2.2)    1.7%      30
   Asset Backed......................      222.8       221.6      (1.2)    0.5%      38
   Mortgage Backed...................      477.2       470.9      (6.3)    1.3%      76
                                        --------    --------    ------    ----      ---
Total temporarily impaired securities   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $1,344.7    $1,324.8    $(19.9)    1.5%     253
   20-50% Underwater.................        1.8         1.3      (0.5)   27.8%       2
   (greater than) 50% Underwater.....         --          --        --      --       --
                                        --------    --------    ------    ----      ---
Total fixed maturities...............   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
Investment Grade.....................   $1,220.4    $1,203.8    $(16.6)    1.4%     223
Below Investment Grade...............      106.5       103.0      (3.5)    3.3%      26
Not rated............................       19.6        19.3      (0.3)    1.5%       6
                                        --------    --------    ------    ----      ---
Total................................   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===

                                                      12 Months or More
-                                     -------------------------------------------------
2004                                   Amortized   Fair   Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost value    losses    cost   securities
----------------------------          ------------ ------ ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $285.6    $267.0   $(18.6)    6.5%      29
   State and municipal...............       0.3       0.3       --      --        1
   Non-U.S. corporate................      18.0      17.3     (0.7)    3.9%       4
   Asset Backed......................       1.6       1.6       --      --        1
   Mortgage Backed...................      57.6      56.1     (1.5)    2.6%      20
                                         ------    ------   ------    ----       --
Total temporarily impaired securities    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $338.2    $323.5   $(14.7)    4.3%      51
   20-50% Underwater.................      24.9      18.8     (6.1)   24.5%       4
   (greater than) 50% Underwater.....        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total fixed maturities...............    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
Investment Grade.....................    $220.0    $208.2   $(11.8)    5.4%      40
Below Investment Grade...............     143.1     134.1     (9.0)    6.3%      15
Not rated equities...................        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total................................    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                      Less than 12 Months
-                                     ---------------------------------------------------
2003                                   Amortized    Fair    Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost  value     losses    cost   securities
----------------------------          ------------ -------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................   $1,039.4   $1,009.2   $(30.2)    2.9%     129
   U.S. government and agencies......        7.2        7.1     (0.1)    1.4%       2
   Non-U.S. government...............       14.2       14.1     (0.1)    0.7%       4
   State and municipal...............        0.9        0.9       --      --        2
   Non-U.S. corporate................      177.3      172.4     (4.9)    2.8%      41
   Asset Backed......................      224.1      220.2     (3.9)    1.7%      22
   Mortgage Backed...................      560.3      550.9     (9.4)    1.7%      79
                                        --------   --------   ------     ---      ---
Total temporarily impaired securities   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $2,023.3   $1,974.8   $(48.5)    2.4%     277
   20-50% Underwater.................         --         --       --      --       --
   (greater than) 50% Underwater.....        0.1         --     (0.1)    100%       2
                                        --------   --------   ------     ---      ---
Total fixed maturities...............   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
Investment Grade.....................   $1,905.1   $1,862.7   $(42.4)    2.2%     257
Below Investment Grade...............      118.3      112.1     (6.2)    5.2%      22
Not rated equities...................         --         --       --      --       --
                                        --------   --------   ------     ---      ---
Total................................   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===

                                                        12 Months or More
-                                     -----------------------------------------------------
2003                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $268.2      $249.5     $(18.7)    7.0%      37
   Non-U.S. corporate................      46.1        42.8       (3.3)    7.2%       4
   Asset Backed......................      75.4        75.0       (0.4)    0.5%       6
   Mortgage Backed...................       3.9         3.8       (0.1)    2.6%       6
                                         ------      ------     ------    ----       --
Total temporarily impaired securities    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $370.7      $353.2     $(17.5)    4.7%      47
   20-50% Underwater.................      22.9        17.9       (5.0)   21.8%       6
   (greater than) 50% Underwater.....        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total fixed maturities...............    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
Investment Grade.....................    $282.9      $273.0     $ (9.9)    3.5%      29
Below Investment Grade...............     110.7        98.1      (12.6)   11.4%      24
Not rated equities...................        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total................................    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==

   The investment securities at December 31, 2004 in an unrealized loss position for less than twelve months, account for $20.4 million or 49% of the total unrealized losses. Of the securities in this category, there was no security with an unrealized loss in excess of $5.0 million.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The investment securities in an unrealized loss position for twelve months or more account for $20.8 million or 51% of the total unrealized losses. There are 35 fixed maturity securities in three industry groups that account for $14.0 million or 67% of the unrealized losses in this category.

   Twenty-two of these 35 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $5.0 million. The unrealized losses of the securities are due to a higher interest rate environment for the quarter ended December 31, 2004.

   Six of these 35 securities are in the transportation sector and are related to the airline industry. For those airline securities, which we have previously impaired, we expect to recover our carrying amount based upon underlying aircraft collateral values.

   The remaining 7 of these 35 securities are in the consumer non-cyclical sector. There is one issuer, comprising of one security, which represents $7 million. No other single issuer of fixed maturities in this sector has an unrealized loss greater than $5 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in millions)           Amortized cost Fair value
----------------------------           -------------- ----------
Due in one year less..................    $  411.5     $  413.7
Due after one year through five years.     1,886.2      1,938.3
Due after five years through ten years     1,603.9      1,662.9
Due after ten years...................       967.0        987.0
                                          --------     --------
   Subtotals..........................     4,868.6      5,001.9
Mortgage-backed securities............     1,311.1      1,319.7
Asset-backed securities...............       676.1        679.6
                                          --------     --------
   Totals.............................    $6,855.8     $7,001.2
                                          ========     ========

   As of December 31, 2004, $828.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.6 million and $5.7 million as of December 31, 2004 and 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 35%, 17% and 12% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2004, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

"Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                                                     As of December 31,
                                   ------------------------------------------------------
                                              2004                        2003
(Dollar amounts in millions)       --------------------------  --------------------------
NAIC      Rating Agency Equivalent Amortized Estimated  % of   Amortized Estimated  % of
Rating          Designation          cost    fair value total    cost    fair value total
------    ------------------------ --------- ---------- -----  --------- ---------- -----
(Dollar amounts in millions)
    1      Aaa/Aa/A............... $3,982.0   $4,025.0   57.5% $5,719.0   $5,805.7   60.2%
    2      Baa....................  2,279.0    2,361.7   33.7%  2,951.8    3,059.4   31.7%
    3      Ba.....................    408.2      430.9    6.2%    460.5      481.6    5.0%
    4      B......................    135.6      135.5    1.9%    161.7      158.2    1.6%
    5      Caa and lower..........     30.7       26.9    0.4%    101.5       91.8    1.0%
    6      In or near default.....      7.1        7.8    0.1%     40.6       43.0    0.5%
Not rated  Not rated..............     13.2       13.4    0.2%      1.0        1.0     --
                                   --------   --------  -----  --------   --------  -----
           Total fixed maturities. $6,855.8   $7,001.2  100.0% $9,436.1   $9,640.7  100.0%
                                   ========   ========  =====  ========   ========  =====

   We have limited partnership commitments outstanding of $0.4 million and $7.4 million at December 31, 2004 and December 31, 2003, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2004 and 2003, respectively, we originated $28.0 million and $44.6 million of mortgages secured by real estate in California, which represents 14% and 9% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $6.1 million and $0 as of December 31, 2004 and 2003, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million and $1.2 million as of December 31, 2004 and 2003, respectively). Average investment in impaired loans during December 31, 2004, 2003 and 2002 was $1.1 million, $2.8 million and $5.1 million and interest income earned on these loans while they were considered impaired was $0, $0.1 million and $0.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in the allowance for losses during the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                          2004  2003   2002
----------------------------                         -----  ----- -----
Balance at January 1................................ $10.4  $ 8.9 $18.2
(Benefit) provision (credited) charged to operations   1.0    1.5  (9.3)
Transfers...........................................  (0.6)    --    --
Amounts written off, net of recoveries..............  (0.4)    --    --
                                                     -----  ----- -----
Balance at December 31.............................. $10.4  $10.4 $ 8.9
                                                     =====  ===== =====

   During 2002, as part of our on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 million reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2004, 2003 and 2002 represented 0.9%, 0.8% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million and $0 of December 31, 2004 and 2003, respectively.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2004, 2003 and 2002 was as follows:

(Dollar amounts in millions)                           2004    2003     2002
----------------------------                         -------  ------  -------
Unamortized balance at January 1.................... $ 923.8  $843.3  $ 838.2
Cost deferred.......................................    89.1   167.7    116.3
Amortization, net...................................   (23.6)  (87.2)  (111.2)
Transfers due to reinsurance transactions with UFLIC  (734.1)     --       --
                                                     -------  ------  -------
Unamortized balance at December 31..................   255.2   923.8    843.3
Cumulative effect of net unrealized investment gains    (7.1)  (26.8)   (16.1)
                                                     -------  ------  -------
Balance at December 31.............................. $ 248.1  $897.0  $ 827.2
                                                     =======  ======  =======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                      2004                  2003
-                                             --------------------  --------------------
                                               Gross                 Gross
                                              Carrying Accumulated  Carrying Accumulated
(Dollar amounts in millions)                   Amount  Amortization  Amount  Amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $123.7     $(27.6)    $508.8    $(380.7)
Capitalized software.........................    31.1      (11.9)      26.2      (10.1)
Deferred sales inducements to contractholders     5.7       (0.4)        --         --
All other....................................     1.0       (1.0)       1.0       (0.6)
                                               ------     ------     ------    -------
Total........................................  $161.5     $(40.9)    $536.0    $(391.4)
                                               ======     ======     ======    =======

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in PVFP for the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                                                    2004    2003    2002
----------------------------                                                   ------  ------  ------
Unamortized balance at January 1.............................................. $173.9  $202.2  $235.1
Interest accreted as 5.2%, 5.4% and 6.0% for December 31, 2004, 2003 and 2002,
  respectively................................................................    7.1    10.2    13.2
Amortization..................................................................  (27.6)  (38.5)  (46.1)
Amounts transferred in connection with reinsurance transactions with UFLIC....  (23.7)     --      --
                                                                               ------  ------  ------
Unamortized balance December 31...............................................  129.7   173.9   202.2
Cumulative effect of net unrealized investment gains..........................  (33.6)  (45.8)  (13.4)
                                                                               ------  ------  ------
Balance at December 31........................................................ $ 96.1  $128.1  $188.8
                                                                               ======  ======  ======

   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005 11.2%
2006  9.7%
2007  8.7%
2008  7.4%
2009  6.8%

  (b) Goodwill

   As of December 31, 2004 goodwill was comprised of the following:

                             Retirement
                              Income &
(Dollar amounts in millions) Investments Protection Total
---------------------------- ----------- ---------- ------
Balance at December 31, 2002    $54.8      $52.6    $107.4
Additions...................      5.0        4.9       9.9
                                -----      -----    ------
Balance at December 31, 2003     59.8       57.5     117.3
Impairment..................     59.8         --      59.8
                                -----      -----    ------
Balance at December 31, 2004    $  --      $57.5    $ 57.5
                                =====      =====    ======

   As a result of the reinsurance transactions with UFLIC described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to Union Fidelity Life Insurance Company, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. At December 31, 2004, the in-force blocks of variable annuities and structured settlements

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

ceded to UFLIC had aggregate policyholder reserves of $2.4 billion and $0.2 billion, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We have $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2004, 28.5% of our reinsured life insurance net at risk exposure was with one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2004       2003       2002
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $24,723.4  $26,889.2  $28,964.5
Amounts ceded to other companies....  (4,045.2)  (4,129.4)  (4,575.9)
Amounts assumed from other companies   1,863.3    1,970.2    2,092.9
                                     ---------  ---------  ---------
Net in force........................ $22,541.5  $24,730.0  $26,481.5
                                     =========  =========  =========
Percentage of amount assumed to net.       8.3%       8.0%       7.9%
                                     =========  =========  =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The effects of reinsurance on premiums earned for the years ended December 31, 2004, 2003 and 2002 were as follows:

(Dollar amounts in millions)         2004    2003    2002
----------------------------        ------  ------  ------
Direct............................. $110.8  $122.9  $117.9
Assumed............................    2.5     2.5     4.8
Ceded..............................  (16.5)  (21.4)  (17.4)
                                    ------  ------  ------
Net premiums earned................ $ 96.8  $104.0  $105.3
                                    ======  ======  ======
Percentage of amount assumed to net    2.6%    2.4%    4.6%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $1,038.7 million, $77.7 million and $87.6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                       Mortality/                  December 31,
                                             Withdraw  Morbidity  Interest Rate ------------------
(Dollar amounts in millions)                Assumption Assumption  Assumption     2003     2004
----------------------------                ---------- ---------- ------------- -------- ---------
Investment contracts.......................    N/A        N/A          N/A      $7,419.5 $ 7,920.2
Limited payment contracts..................    None       (a)      4.0% -7.6%       51.9     162.4
Traditional life insurance contracts.......  Company
                                            Experience    (b)      6.0% - 7.5%     309.2     324.6
Universal life type contracts..............    N/A        N/A          N/A       1,769.1   1,780.2
Accident and health........................  Company
                                            Experience    (c)      4.5% - 7.0%      54.9      53.8
                                                                                -------- ---------
Total future annuity and contracts benefits                                     $9,604.6 $10,241.2
                                                                                ======== =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes attributable to continuing operations for the years ended December 31, 2004, 2003 and 2002 consisted of the following components:

(Dollar amounts in millions)      2004    2003   2002
----------------------------    -------  ------  -----
Current federal income tax..... $  34.2  $(21.4) $19.8
Deferred federal income tax....  (166.6)   18.3   20.8
                                -------  ------  -----
   Subtotal-federal income tax.  (132.4)   (3.1)  40.6
                                -------  ------  -----
Current state income tax.......    (3.5)     --    1.3
Deferred state income tax......    (7.4)     --    1.0
                                -------  ------  -----
   Subtotal-state income tax...   (10.9)     --    2.3
                                -------  ------  -----
       Total income tax........ $(143.3) $ (3.1) $42.9
                                =======  ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate on income from continuing operations for the years ended December 31, 2004, 2003 and 2002 is as follows:

(Dollar amounts in millions)                          2004    2003   2002
----------------------------                        ------   -----   ----
Statutory U.S. federal income tax rate.............   35.0%   35.0%  35.0%
State income tax, net of federal income tax benefit   (4.2)   (0.1)   0.5
Non-deductible goodwill amortization...............   37.8      --     --
Dividends-received deduction.......................  (11.9)  (53.1)  (9.1)
Reinsurance transactions with UFLIC................ (315.9)     --     --
Other, net.........................................    0.4    (0.8)   0.6
                                                    ------   -----   ----
   Effective rate.................................. (258.8)% (19.0)% 27.0%
                                                    ======   =====   ====

   The components of the net deferred income tax asset (liability) at December 31, 2004 and 2003 are as follows:

(Dollar amounts in millions)                           2004    2003
----------------------------                          ------ -------
Assets:
   Insurance reserves amounts........................ $ 65.7 $ 118.9
   Investments.......................................     --    11.1
   Net unrealized losses on investment securities....     --      --
   Net unrealized losses on derivatives..............     --      --
   Accruals..........................................   17.5    21.9
   Deferred tax losses...............................   11.0      --
   Other.............................................   28.8     0.6
                                                      ------ -------
       Total deferred income tax asset...............  123.0   152.5
                                                      ------ -------
Liabilities:
   Net unrealized gains on investment securities.....   38.7    47.3
   Net unrealized gains on derivatives...............    1.9     0.3
   Investments.......................................   10.4      --
   Present value of future profits...................   22.4    39.7
   Deferred acquisition costs........................    4.5   234.6
   Other.............................................   39.2     5.3
                                                      ------ -------
       Total deferred income tax liability...........  117.1   327.2
                                                      ------ -------
       Net deferred income tax asset (liability)..... $  5.9 $(174.7)
                                                      ====== =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $38.1 million for the year ended December 31, 2004. We paid federal and state taxes of $7.3 million for the year ended December 31, 2003. For the year ended December 31, 2002, we received refunds of $16.4 million.

   At December 31, 2004 and 2003, the deferred income tax asset was $5.9 million and the deferred income tax liability was $174.7 million, respectively. At December 31, 2004 and 2003, the current income tax receivable was $2.6 million and the current income tax liability was $4.8 million, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $19.3 million, $60.7 million and $36.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. We charge affiliates for certain services and for the use of facilities and equipment, which aggregated $14.3 million, $55.6 million and $58.4 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

   In May 2002, we entered into an investment management agreement with GEAM under which we paid $6.9 million in 2004 and $10.5 million in 2003 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6 million.

   GE Capital has guaranteed certain obligations under floating-rate funding agreements with a final maturity on or before June 30, 2005. This guarantee covers our obligations to contractholders and requires us to reimburse GE Capital for any payments made to contractholders under the guarantee. As of December 31, 2004, GE Capital's guarantee covered $858.0 million of outstanding floating-rate funding agreements.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 million with GNA. Interest expense under this agreement was $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2004, 2003 and 2002 respectively. We pay interest at the cost of funds of GNA Corporation, which were 2.2%, 1.3% and 2.0%, as of December 31, 2004, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2004 and 2003 were $10.7 million and $6.3 million, respectively and are included with other liabilities in the Consolidated Balance Sheets.

(9)Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

   In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, 66 et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, coversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings.  Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

      Policy Loans.  Carrying value approximates estimated fair value.

      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                           2004                           2003
                              -----------------------------  -----------------------------
                                   Assets (Liabilities)           Assets (Liabilities)
                              -----------------------------  -----------------------------
(Dollar amounts in            Notional  Carrying  Estimated  Notional  Carrying  Estimated
millions)                      Amount    Amount   Fair Value  Amount    Amount   Fair Value
---------                     -------- ---------  ---------- -------- ---------  ----------
Assets:
       Mortgage loans........     (a)  $ 1,207.7  $ 1,252.4      (a)  $ 1,262.3  $ 1,309.7
       Policy Loans..........     (a)      148.4      148.4      (a)      138.5      138.5
       Other financial
         instruments.........     (a)       23.1       23.1      (a)        0.9        0.9
Liabilities:
   Borrowings and
     related instruments:
       Borrowings............     (a)      (10.7)     (10.7)     (a)       (6.3)      (6.3)
       Investment
         contract
         benefits............     (a)   (7,419.5)  (7,492.6)     (a)   (7,920.2)  (7,969.9)
   Other firm
     commitments:
       Ordinary course
         of business
         lending
         commitments.........  $31.5          --         --      --          --         --
   Commitments to fund
     limited partnerships....  $ 0.4          --         --    $7.4          --         --

--------
(a)These financial instruments do not have notional amounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   A reconciliation of current period changes for the years ended December 31, 2004 and 2003, net of applicable income taxes in the separate component of stockholder's interest labeled "derivatives qualifying as hedges", follows:

(Dollar amounts in millions)                              2004  2003
----------------------------                              ---- -----
Net Other Comprehensive Income Balances as of January 1.. $0.4 $ 2.3
Current period decreases (increases) in fair value -- net  2.1  (0.3)
Reclassification to earnings, net........................  0.8  (1.6)
                                                          ---- -----
Balance at December 31................................... $3.3 $ 0.4
                                                          ==== =====

Hedges of Future Cash Flows

   There was $0 of ineffectiveness reported in the twelve months ended December 31, 2004 and 2003 in the fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended
December 31, 2004 and 2003 related to the hedge of future cash flows.

   The $3.3 million, net of taxes, recorded in stockholder's interest at December 31, 2004 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.8 million, net of income taxes, is expected to be reclassified to earnings in the year ending December 31, 2005. Actual amounts may vary from this amount as a result of market conditions. The amount of $0.8 million, net of income taxes, was reclassified to earnings in the year ended December 31, 2004. The amount of $(1.6) million, net of income taxes, was reclassified to earnings in the year ended December 31, 2003. No amounts were reclassified to earnings during the year ended December 31, 2004 and 2003 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   We use derivatives to hedge exposures when it makes economic sense to do so, including circumstances in which the hedging relationship does not qualify for hedge accounting as described in the following paragraph. We will also occasionally receive derivatives in the ordinary course of business. Under SFAS 133, derivatives that do not qualify for hedge accounting are marked to market through earnings.

   For certain liabilities, we engage both OTC and exchange traded financial derivatives to hedge the economic risk associated with changes in interest rates, equity prices and equity implied volatility. Although these instruments are considered to be derivatives under SFAS 133, our economic risk is similar to, and managed on the same basis as other equity instruments we hold.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

(Dollar amounts in millions)   2004   2003
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $112.7 $137.1
   Fixed maturities..........   86.4  105.4
   Other receivables.........   98.8  107.3
                              ------ ------
       Total assets.......... $297.9 $349.8
                              ====== ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which Genworth Financial provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no securitization transactions in 2004 and 2003. Sales resulted in net gains on securitizations of approximately $5.8 million in 2002. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                  December 31,
                             ----------------------
                                2004       2003
                             ---------- -----------
                                  Fair        Fair
(Dollar amounts in millions) Cost Value Cost  Value
---------------------------- ---- ----- ----- -----
Retained interests -- assets $9.7 $11.5 $14.5 $15.6
Servicing assets............   --    --    --    --
Recourse liability..........   --    --    --    --
                             ---- ----- ----- -----
Total....................... $9.7 $11.5 $14.5 $15.6
                             ==== ===== ===== =====

   Retained interest. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

Commission, Bureau of Insurance. Based on statutory results as of December 31, 2004, we are able to distribute $67.2 million in dividends in 2005 without obtaining regulatory approval.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the dividend in connection with the reinsurance transaction with UFLIC, we declared and paid dividends of $9.6 million for each of the years ended December 31, 2004, 2003 and 2002.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2004, 2003 and 2002, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2004   2003    2002
----------------------------  ------ ------  ------
Statutory net income (loss).. $105.8 $(28.0) $(48.8)
Statutory capital and surplus $817.2 $562.4  $550.7

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004 and 2003 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following is a summary of industry segment activity for December 31, 2004, 2003 and 2002:

                                                                         Retirement
(Dollar amounts in millions)                                             Income and             Corporate
December 31, 2004 -- Segment Data                                        Investments Protection and Other Consolidated
---------------------------------                                        ----------- ---------- --------- ------------
Net investment income...................................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains...........................................         --         --       5.7         5.7
Premiums................................................................        0.4       96.4        --        96.8
Other revenues..........................................................       40.0      136.4        --       176.4
                                                                          ---------   --------  --------   ---------
   Total revenues.......................................................      278.9      373.1      47.9       699.9
                                                                          ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves........      202.4      271.6        --       474.0
Underwriting, acquisition and insurance expenses, net of deferrals......       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles..............       78.6       28.7        --       107.3
                                                                          ---------   --------  --------   ---------
   Total benefits and expenses..........................................      298.1      331.4      15.0       644.5
                                                                          ---------   --------  --------   ---------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes.................................        8.2       14.8    (166.3)     (143.3)
                                                                          ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle..........................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax......        0.7         --        --         0.7
                                                                          =========   ========  ========   =========
   Net income (loss)....................................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                          =========   ========  ========   =========
Total assets............................................................  $16,742.4   $2,745.7  $1,344.5   $20,832.6
                                                                          =========   ========  ========   =========

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2003 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income (loss)......................................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains.....................................         --         --      3.9          3.9
Premiums..........................................................       (1.7)     105.7       --        104.0
Other revenues....................................................      150.8      143.8      0.3        294.9
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      551.8      402.0    (13.0)       940.8
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      362.0      294.3       --        656.3
Underwriting, acquisition and insurance expenses, net of deferrals       46.4       55.3     47.3        149.0
Amortization of deferred acquisition costs and intangibles........       84.9       34.0       --        118.9
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      493.3      383.6     47.3        924.2
                                                                    ---------   --------   ------    ---------
   Income (loss) before income taxes..............................       58.5       18.4    (60.3)        16.6
   Provision (benefit) for income taxes...........................       14.7        6.5    (24.3)        (3.1)
                                                                    ---------   --------   ------    ---------
   Net income (loss)..............................................  $    43.8   $   11.9   $(36.0)   $    19.7
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                                                    =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2002 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income.............................................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains.....................................         --         --     55.3         55.3
Premiums..........................................................        1.0      102.3      2.0        105.3
Other revenues....................................................      157.3      123.7      3.6        284.6
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      615.4      386.5     43.5      1,045.4
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      392.6      247.1      0.6        640.3
Underwriting, acquisition and insurance expenses, net of deferrals       37.1       57.8      4.4         99.3
Amortization of deferred acquisition costs and intangibles........      113.6       30.6      2.9        147.1
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      543.3      335.5      7.9        886.7
                                                                    ---------   --------   ------    ---------
   Income before income taxes.....................................       72.1       51.0     35.6        158.7
   Provision (benefit) for income taxes...........................       26.0       18.1     (1.2)        42.9
                                                                    ---------   --------   ------    ---------
   Net income.....................................................  $    46.1   $   32.9   $ 36.8    $   115.8
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                                                    =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2004 and 2003 were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------  -------------
(Dollar amounts in millions)                        2004   2003   2004    2003   2004   2003    2004    2003
----------------------------                       ------ ------ ------  ------ ------ ------  ------  ------
Net investment income............................. $129.1 $137.9 $ 84.4  $137.1 $100.0 $137.9  $107.5  $125.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Total revenues.................................... $232.2 $250.9 $119.0  $227.7 $174.5 $227.1  $174.2  $235.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $  6.5 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)................................. $  7.2 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   Under the date of February 12, 2005, we reported on the consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedule included herein. This financial statement schedule is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedule based on our audits.

   In our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
February 12, 2005

                                                                   Schedule III
                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                      Supplemental Insurance Information
                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract
                                                    Benefits &
                                                     Liability
                                       Deferred   For Policy and                   Other
                                      Acquisition    Contract       Unearned    Policyholder Premium
Segment                                  Costs        Claims        Premiums    Liabilities  Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $171.0       $ 7,474.6       $   --        $210.7     $  0.4
   Protection........................     77.1         2,219.4         24.0           1.2       96.4
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $248.1       $ 9,694.0       $ 24.0        $211.9     $ 96.8
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $817.0       $ 8,032.8       $   --        $120.2     $ (1.7)
   Protection........................     80.0         2,251.0         24.8           2.8      105.7
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $897.0       $10,283.8       $ 24.8        $123.0     $104.0
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.                                                         $  1.0
   Protection........................                                                          102.3
   Corporate and Other...............                                                            2.0
                                                                                              ------
       Total.........................                                                         $105.3
                                                                                              ======

                                                     Interest     Underwriting, Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Insurance Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $238.5       $   202.4       $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3           271.6         31.1          28.7       97.1
   Corporate & Other.................     42.2              --         15.0            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $421.0       $   474.0       $ 63.2        $107.3     $ 97.4
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $   362.0       $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5           294.3         55.3          34.0      105.4
   Corporate & Other.................    (17.2)             --         47.3            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $538.0       $   656.3       $149.0        $118.9     $103.7
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.   $457.1       $   392.6       $ 37.1        $113.6     $  1.0
   Protection........................    160.5           247.1         57.8          30.6      102.1
   Corporate & Other.................    (17.4)            0.6          4.4           2.9        2.0
                                        ------       ---------       ------        ------     ------
       Total.........................   $600.2       $   640.3       $ 99.3        $147.1     $105.1
                                        ======       =========       ======        ======     ======

                                    PART C

                               OTHER INFORMATION

Item 27.  Exhibits

(a)(1)(A) Resolution of the Board of Directors of The Life Insurance Company of
          Virginia authorizing the establishment of Separate Account II.
          Previously filed as Exhibit (1)(a) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account
          II, Registration No. 033-09651.

(a)(1)(B) Resolution of Board of Directors of GE Life and Annuity Assurance
          Company authorizing changing the name of Life of Virginia Separate
          Account II to GE Life and Annuity Separate Account II. Previously filed as Exhibit (1)(a)(i) on April 30, 1999 with Post Effective
          Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account
          II, Registration No. 333-32071.

(a)(2) Resolution of the Board of Directors of Life of Virginia authorizing the addition of subaccounts to Separate Account II. Previously filed as Exhibit (1)(b) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(3) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Fidelity Variable Insurance Products Fund II -- VIP
          II Asset Manager Portfolio and Neuberger and Berman Advisers
          Management Trust AMT Balanced Portfolio. Previously filed as Exhibit
          (1)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form
          S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(4) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive Growth
          Portfolio and Worldwide Growth Portfolio. Previously filed as
          Exhibit (1)(d) on May 1, 1998 with Post-Effective Amendment No. 15 to
          Form S-6 for Life of Virginia Separate Account II, Registration No.
          033-09651.

(a)(5) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Utility Fund of the Investment Management Series.
          Previously filed as Exhibit (1)(e) on May 1, 1998 with Post-Effective
          Amendment No. 15 to From S-6 for Life of Virginia Separate Account
          II, Registration No. 033-09651.

(a)(6) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account
          II which invest in shares of the Corporate Bond Fund of the Insurance
          Management Series and the VIP II Contrafund Portfolio of the Variable
          Insurance Products Fund II. Previously filed as Exhibit (1)(f) on May
          1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
          Virginia Separate Account II, Registration No. 033-09651.

(a)(7) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund.
          Previously filed as Exhibit (1)(g) on May 1, 1998 with Post-Effective
          Amendment No. 15 to From S-6 for Life of Virginia Separate Account
          II, Registration No. 033-09651.

(a)(8) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional subaccounts of Separate Account
          II which invest in shares of the Alger American Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger
          American Fund, and the Balanced Portfolio and Flexible Income
          Portfolio of the Janus Aspen Series. Previously filed as Exhibit
          (1)(h) on September 28, 1995 with Post-Effective Amendment No. 12 to
          Form S-6 for Life of Virginia Separate Account II, Registration No.
          033-09651.


(a)(9) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account
        II investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth
        Portfolio of the Janus Aspen Series. Previously filed as Exhibit
        (1)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form
        S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651

(a)(10) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of VIP III Growth and Income Portfolio and VIP III Growth Opportunities Portfolio of
        Variable Insurance Products Fund III; Growth II Portfolio and Large
        Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; and
        Global Income Fund and Value Equity Fund of GE Investments Funds,
        Inc. Previously filed as Exhibit (1)(j) on May 1, 1997 with
        Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(a)(11) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Capital Appreciation
        Portfolio of Janus Aspen Series. Previously filed as Exhibit (1)(k) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for
        Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(12) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund of Goldman
        Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity Fund of GE
        Investments Funds, Inc. Previously filed as Exhibit (1)(l) on May 1,
        1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(a)(13) Resolution of Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of the Salomon Brothers
        Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers
        Variable Series Fund, Inc. Previously filed as Exhibit (1)(m) on
        April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE
        Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(14) Resolution of the Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional subaccounts investing in shares of GE
        Premier Growth Equity Fund of GE Investment Funds, Inc. Previously filed as Exhibit (1)(n) on April 30, 1999 with Post Effective
        Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account
        II, Registration No. 333-32071.

(a)(15) Resolution of the Board of Directors of GE Life and Annuity Assurance
        Company authorizing change in name of subaccounts investing in shares of Oppenheimer Variable Account Funds and Mid Cap Value Fund of
        Goldman Sachs Variable Insurance Trust. Previously filed as
        Exhibit (1)(o) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration
        No. 333-32071.

(a)(16) Resolution of the Board of Directors of GE Life and Annuity Assurance
        Company authorizing change in name of subaccounts investing in shares of Mid-Cap Value Equity Fund of GE Investments Funds, Inc. Value
        Equity Fund; authorizing additional Investment Subdivisions investing in shares Global Life Sciences Portfolio and Global Technology
        Portfolio of the Janus Aspen Series. Previously filed as Exhibit
        (1)(p) on April 28, 2000 with Post-Effective Amendment No. 22 to Form
        S-6 for GE Life & Annuity Separate Account III Registration No.
        033-12470.

(a)(17) Resolution of the Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional subaccounts investing in shares of AIM
        Variable Insurance Funds, Inc.; Alliance Variable Products Series
        Fund, Inc.; Dreyfus; Federated Insurance Series; Fidelity Variable
        Insurance Products Funds; GE Investments Funds, Inc.; Janus Aspen
        Series; MFS(R) Variable Insurance Trust; Oppenheimer Variable Account
        Funds; PIMCO Variable Insurance Trust; Rydex Variable Trust.
        Previously filed as Exhibit (1)(q) on July 5, 2000 with Initial
        Filing to Form S-6 for GE Life & Annuity Separate Account II,
        Registration No. 333-40820.


(b)       Not Applicable.

(c)(1)    Underwriting Agreement dated December 12, 1997 between The Life
          Insurance Company of Virginia and Capital Brokerage Corporation.
          Previously filed as Exhibit 1A(3)(a) on February 20, 1998 with
          Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia
          Separate Account II, Registration No. 333-41031.

(c)(2) Broker-Dealer Sales Agreement, dated December 13, 1997. Previously filed as Exhibit 1A(3)(b) on February 20, 1998 with Pre-Effective
          Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 333-41031.

(d)(1)    Policy Form Single Life, P1258 7/01. Previously filed as Exhibit
          1A(5) on October 31, 2001 with Initial Filing on Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-72572.

(d)(2)    Policy Form Joint and Last Survivor, P1259 7/01. Previously filed as
          Exhibit 1A(5)(i) on October 31, 2001 with Initial Filing on Form S-6 for GE Life and Annuity Separate Account II, Registration
          No. 333-72572.

(d)(3)    Endorsements to the policy:

(d)(3)(A) Accelerated Benefit Rider. Previously filed as Exhibit 1A(5)(a) on
          August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE
          Life and Annuity Separate Account III, Registration No. 333-37856.

(d)(3)(B) Disability Benefit Rider (waiver of cost). Previously filed as
          Exhibit 1A(5)(b) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(d)(3)(C) Insurance Rider for Additional Insured Person. Previously filed as
          Exhibit 1A(5)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(d)(3)(D) Children's Insurance Rider. Previously filed as Exhibit 1A(5)(d) on
          May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(d)(3)(E) Accidental Death Benefit Rider. Previously filed as Exhibit 1A(5)(e) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for
          Life of Virginia Separate Account II, Registration No. 033-09651.

(d)(3)(F) Joint Life Level Term Insurance Rider. Previously filed as Exhibit
          1A(5)(f) on October 13, 1999 with the Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II, Registration
          No. 333-82311.

(d)(3)(G) Policy Split Option Rider. Previously filed as Exhibit 1A(5)(g) on
          October 13, 1999 with the Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.

(d)(3)(H) Financial Accounting Rider. Previously filed as Exhibit (r) on March
          12, 2003 with Post-Effective Amendment No. 3 to Form N-6 for GE Life
          & Annuity Separate Account II, Registration No. 333-72572.

(d)(3)(I) Extended No Lapse Guarantee Rider. Previously filed as Exhibit (r) on
          March 12, 2003 with Post-Effective Amendment No. 3 to Form N-6 for GE
          Life & Annuity Separate Account II, Registration No. 333-72572.

(e)       Application for Variable Life Policy. Previously filed on April 27,
          2005 with Post-Effective Amendment No. 12 to Form N-6 for GE Life &
          Annuity Separate Account II, Registration No. 333-72572.


(f)(1) Articles of Incorporation of GE Life and Annuity Assurance Company.
       Previously filed as Exhibit 1A(6)(a) on August 25, 2000 with
       Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity
       Separate Account III, Registration No. 333-37856.

(f)(2) By-Laws of GE Life and Annuity Assurance Company. Previously filed as
       Exhibit 1A(6)(b) on August 25, 2000 with Pre-Effective Amendment 1 to
       Form S-6 for GE Life and Annuity Separate Account III, Registration
       No. 333-37856.

(g)    Reinsurance Agreements. Previously filed on April 30, 2004 with Post
       Effective Amendment No. 7 to Form N-6 for GE Life & Annuity Separate
       Account II, Registration No. 333-72572.

(h)(1) Participation Agreement among Variable Insurance Products Fund,
       Fidelity Distributors Corporation, and The Life Insurance Company of
       Virginia. Previously filed as Exhibit 1A(8)(a) on May 1, 1998 with
       Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
       Separate Account II, Registration No. 033-09651.

(h)(2) Amendment to Participation Agreement among Variable Insurance
       Products Fund, Fidelity Distributors Corporation, and The Life
       Insurance Company of Virginia. Previously filed as
       Exhibit 1A(8)(a)(i) on May 1, 1996 with Post-Effective Amendment No.
       13 to Form S-6 for Life of Virginia Separate Account II, Registration
       No. 033-09651.

(h)(3) Amendment to Participation Agreement Variable Insurance Products
       Fund, Fidelity Distributors Corporation and GE Life and Annuity
       Assurance Company. Previously filed as Exhibit 1A(8)(a)(ii) on July
       5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity
       Separate Account II, Registration No. 333-40820.

(h)(4) Participation Agreement among Variable Insurance Products Fund II,
       Fidelity Distributors Corporation and The Life Insurance Company of
       Virginia. Previously filed as Exhibit 1A(8)(b) on May 1, 1998 with
       Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
       Separate Account II, Registration No. 033-09651.

(h)(5) Amendment to Participation Agreement among Variable Insurance
       Products Fund II, Fidelity Distributors Corporation, and The Life
       Insurance Company of Virginia. Previously filed as Exhibit 1A(b)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for
       Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(6) Amendment to Participation Agreement Variable Insurance Products Fund
       II, Fidelity Distributors Corporation and GE Life and Annuity
       Assurance Company. Previously filed as Exhibit 1A(8)(b)(ii) on June
       23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31171.

(h)(7) Participation Agreement between Oppenheimer Variable Account Funds,
       Oppenheimer Management Corporation, and The Life Insurance Company of
       Virginia. Previously filed as Exhibit 1A(8)(c) on May 1, 1998 with
       Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
       Separate Account II, Registration No. 033-09651.

(h)(8) Amendment to the Participation Agreement between Oppenheimer Variable
       Account Funds, Oppenheimer Management Corporation, and The Life
       Insurance Company of Virginia. Previously filed as Exhibit
       1A(8)(c)(i) on May 1, 1998 with Post-Effective Amendment No. 15 to
       Form S-6 for Life of Virginia Separate Account II, Registration No.
       033-09651.

(h)(9) Amendment to Agreement between Oppenheimer Variable Account Funds,
       Oppenheimer Management Corporation, and The Life Insurance Company of
       Virginia. Previously filed as Exhibit 1A(8)(c)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate
       Account II, Registration No. 333-40820.


(h)(10) Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
        Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
        4, Registration No. 333-31172.

(h)(11) Fund Participation Agreement between Insurance Management Series,
        Federated Securities Corporation, and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(e) on May 1, 1998 with
        Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(12) Amendment to Participation Agreement between Federated Securities
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(e)(i) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 333-31171.

(h)(13) Fund Participation Agreement between Variable Insurance Products Fund
        III and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(g) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(h)(14) Amendment to Participation Agreement Variable Insurance Products Fund
        II, Fidelity Distributors Corporation and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(g)(i) on June
        23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31171.

(h)(15) Fund Participation Agreement between Salomon Brothers Variable Series
        Fund and GE Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(16) Participation Agreement between GE Investments Funds, Inc. and The
        Life Insurance Company of Virginia. Previously filed on December 18,
        1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-62695.

(h)(17) Amendment to Fund Participation Agreement between GE Investments
        Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post-Effective Amendment No. 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-62695.

(h)(18) Amendment to Fund Participation Agreement between GE Investments
        Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for
        GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(h)(19) Participation Agreement between AIM Variable Insurance Series and GE
        Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(20) Participation Agreement between Alliance Variable Products Series
        Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(m) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 333-31171.

(h)(21) Participation Agreement between Dreyfus and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(n) on June 23,
        2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31171.

(h)(22) Participation Agreement between MFS(R) Variable Insurance Trust and
        GE Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(23) Participation Agreement between PIMCO Variable Insurance Trust and GE
        Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.


(h)(24) Participation Agreement between Rydex Variable Trust and GE Life and
        Annuity Assurance Company. Previously filed with Post-Effective
        Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
        4, Registration No. 333-31172.

(h)(25) Participation Agreement between Greenwich Street Series Fund and GE
        Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(31) on September 5, 2003 with Post-Effective Amendment No. 5 to
        Form N-6 for GE Life & Annuity Separate Account III, Registration
        No. 333-37856.

(h)(26) Participation Agreement between Eaton Vance Variable Trust and GE
        Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-72572.

(h)(27) Participation Agreement between Nations Separate Account Trust and GE
        Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-72572.

(h)(28) Participation Agreement between The Prudential Series Fund, Inc. and
        GE Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(29) Participation Agreement between Van Kampen Life Investment Trust and
        GE Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(34) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-72572.

(h)(30) Participation Agreement between Merrill Lynch Variable Series Funds,
        Inc. and GE Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(31) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
        November 15, 2004 with Post-Effective Amendment No. 9 to Form N-6 for
        GE Life & Annuity Separate Account II, Registration No. 333-72572.

(h)(32) Participation Agreement between American Century Variable Portfolios
        II, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(h)(33) Participation Agreement between Franklin Templeton Variable Insurance
        Products Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(h)(34) Participation Agreement between Goldman Sachs Variable Insurance
        Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(i)     Administrative Agreement. Previously filed as Exhibit 1A(9) on May 1,
        1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(j)     Not Applicable.

(k) Opinion and Consent of Counsel. Previously filed on April 27, 2005 with Post-Effective Amendment No. 12 to Form N-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-72572.

(l)     Not Applicable.

(m)     Not Applicable.

(n)     Other Opinions. Previously filed on April 27, 2005 with
        Post-Effective Amendment No. 12 to Form N-6 for GE Life & Annuity
        Separate Account II, Registration No. 333-72572.

(o)     Not Applicable.

(p)     Not Applicable.

(q)     Memorandum describing GE Life and Annuity Issuance, Transfer,
        Redemption and Exchange Procedures for the Policies. Previously filed as Exhibit 7 on September 28, 2000 with Pre-Effective Amendment to
        Form S-6 for GE Life and Annuity Separate Account II, Registration
        No. 333-40820.

Item 28.  Directors and Officers of the Depositor


Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director and Senior Vice President

Daniel C. Munson          Director and Senior Vice President

Leon E. Roday(3)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer


The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., Summer Street, Richmond, Virginia 06905.

Item 29. Persons Controlled by or Under Common Control With the Depositor or the Registrant

                                  [FLOW CHART]

*General Electric Company

   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.

   In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.

Item 30.  Indemnification


   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   GE Life and Annuity Assurance Company's Articles of Incorporation provide that GE Life and Annuity Assurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of GE Life and Annuity Assurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of GE Life and Annuity Assurance Company, the board of directors may cause GE Life and Annuity Assurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of GE Life and Annuity Assurance Company, or is or was serving at the request of GE Life and Annuity Assurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


                                 *  *  *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Account II and GE Life & Annuity Separate Account 4.

   (b) Management


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230

       Name               Address        Positions and Offices with Underwriter
       ----               -------        --------------------------------------
Russell L. Rubino... 6620 W. Broad St.  Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.  Vice President and Financial & Operations
                     Richmond, VA 23230 Principal


   (c) Compensation from the Registrant

       (1)              (2)                (3)             (4)            (5)
                                     Compensation on
                  Net Underwriting Events Occasioning
Name of Principal  Discounts and   the Deduction of a   Brokerage
   Underwriter      Commissions    Deferred Sales Load Commissions Other Compensation
----------------- ---------------- ------------------- ----------- ------------------
Capital Brokerage
  Corporation           N/A                N/A             125%       $3.4 million

Item 32.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.

Item 33.  Management Services

   Not Applicable

Item 34.  Fee Representation

   GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of September, 2005.


                                              GE LIFE & ANNUITY SEPARATE
                                                ACCOUNT II
                                              Registrant

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President

                                              GE LIFE AND ANNUITY ASSURANCE
                                                COMPANY
                                              (Depositor)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                    Title                     Date
          ---------                    -----                     ----

              *            Chairperson of the Board,      September 30, 2005
    ----------------------   President and Chief
       Pamela S. Schutz      Executive Officer

              *            Director, Senior Vice          September 30, 2005
    ----------------------   President and Chief Actuary
        Paul A. Haley

              *            Director and Senior Vice       September 30, 2005
    ----------------------   President
       Brian W. Haynes

              *            Director and Senior Vice       September 30, 2005
    ----------------------   President
      Robert T. Methven

              *            Director and Senior Vice       September 30, 2005
    ----------------------   President
       Daniel C. Munson

              *            Director and Senior Vice       September 30, 2005
    ----------------------   President
        Leon E. Roday

    /s/  GEOFFREY S. STIFF Director and Senior Vice       September 30, 2005
    ----------------------   President
      Geoffrey S. Stiff

              *            Director and Senior Vice       September 30, 2005
    ----------------------   President
      Thomas M. Stinson

          Signature                   Title                     Date
          ---------                   -----                     ----

              *           Senior Vice President,         September 30, 2005
    ---------------------   General Counsel and
       Thomas E. Duffy      Secretary

              *           Senior Vice President and      September 30, 2005
    ---------------------   Chief Financial Officer
    J. Kevin Helmintoller

              *           Vice President and Controller  September 30, 2005
    ---------------------
      John A. Zelinske



*By: /s/  GEOFFREY S. STIFF  , pursuant to Power of         September 30, 2005
     ----------------------    Attorney executed on July
       Geoffrey S. Stiff       25, 2005.